UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number:
811-21732
MGI FUNDS
(Exact Name of Registrant as Specified in Charter)
99 High Street
Boston, MA 02110
(Address of Principal Executive Offices)(Zip Code)
Scott M. Zoltowski, Esq.
Mercer Global Investments, Inc.
99 High Street
Boston, MA 02110
(Name and Address of Agent for Service)
Registrant’s Telephone Number, including Area Code:
(617) 747-9500
Date of Fiscal Year End: March 31, 2011
Date of Reporting Period: September 30, 2010

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.

MGI FundsTM
Semi-Annual Report
MGI US Large Cap Growth Equity Fund
MGI US Large Cap Value Equity Fund
MGI US Small/Mid Cap Growth Equity Fund
MGI US Small/Mid Cap Value Equity Fund
MGI Non-US Core Equity Fund
MGI Core Opportunistic Fixed Income Fund
MGI US Short Maturity Fixed Income Fund

This report has been prepared for MGI Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current MGI Funds prospectus. The prospectus contains more complete information about the Funds’ investment objectives, risks, and expenses. Investors are reminded to read the prospectus carefully before investing.

September 30, 2010

MGI FUNDS

MGI US Large Cap Growth Equity Fund
Schedule of Investments
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.7%

	Advertising — 0.2%

16,700	Omnicom Group, Inc.	659,316

	Aerospace & Defense — 2.1%

34,421	Boeing Co. (The)	2,290,373
29,527	Rockwell Collins, Inc.	1,719,948
47,965	United Technologies Corp.	3,416,547

		7,426,868

	Agriculture — 0.2%

16,000	Monsanto Co.	766,880

	Apparel — 1.9%

19,320	Coach, Inc.	829,987
47,600	NIKE, Inc. Class B	3,814,664
22,990	VF Corp.	1,862,650

		6,507,301

	Auto Parts & Equipment — 0.5%

30,680	BorgWarner, Inc.*	1,614,382

	Banks — 0.8%

23,600	Northern Trust Corp.	1,138,464
66,500	Wells Fargo & Co.	1,671,145

		2,809,609

	Beverages — 1.8%

69,354	Coca-Cola Co. (The)	4,058,596
41,800	Green Mountain Coffee Roasters, Inc.*	1,303,742
16,300	PepsiCo, Inc.	1,082,972

		6,445,310

	Biotechnology — 2.9%

14,967	Alexion Pharmaceuticals, Inc.*	963,276
21,661	Amgen, Inc.*	1,193,737
42,193	Celgene Corp.*	2,430,739
39,400	Genzyme Corp.*	2,789,126
55,600	Illumina, Inc.*	2,735,520

		10,112,398

	Chemicals — 0.7%

19,500	Ecolab, Inc.	989,430
16,600	Praxair, Inc.	1,498,316

		2,487,746

See accompanying Notes to the Financial Statements.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)

	Coal — 0.4%

29,200	Peabody Energy Corp.	1,431,092

	Commercial Services — 2.8%

3,700	Mastercard, Inc. Class A	828,800
3,600	New Oriental Education & Technology Group, Sponsored ADR*	351,288
116,425	Visa, Inc. Class A	8,645,720

		9,825,808

	Computers — 9.2%

65,489	Apple, Inc.*	18,582,504
80,700	Cognizant Technology Solutions Corp. Class A*	5,202,729
178,908	EMC Corp.*	3,633,622
46,000	Hewlett-Packard Co.	1,935,220
54,955	NetApp, Inc.*	2,736,209

		32,090,284

	Cosmetics & Personal Care — 1.6%

16,762	Colgate-Palmolive Co.	1,288,327
17,300	Estee Lauder Cos. (The), Inc. Class A	1,093,879
53,115	Procter & Gamble Co.	3,185,307

		5,567,513

	Distribution & Wholesale — 0.5%

15,600	W.W. Grainger, Inc.	1,858,116

	Diversified Financial Services — 5.1%

187,600	Charles Schwab Corp. (The)	2,607,640
975	CME Group, Inc.	253,939
22,200	Franklin Resources, Inc.	2,373,180
24,286	Goldman Sachs Group, Inc.	3,511,270
32,600	IntercontinentalExchange, Inc.*	3,413,872
106,591	JPMorgan Chase & Co.	4,057,919
17,500	Lazard, Ltd. Class A	613,900
58,000	TD Ameritrade Holding Corp.*	936,700

		17,768,420

	Electrical Components & Equipment — 0.3%

21,529	Emerson Electric Co.	1,133,717

	Electronics — 0.9%

28,400	Agilent Technologies, Inc.*	947,708
24,100	Amphenol Corp. Class A	1,180,418
37,600	FLIR Systems, Inc.*	966,320

		3,094,446

See accompanying Notes to the Financial Statements.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)

	Engineering & Construction — 0.7%

49,100	Fluor Corp.	2,431,923

	Health Care - Products — 2.8%

22,860	Covidien Plc	918,743
10,800	Intuitive Surgical, Inc.*	3,064,392
37,631	St Jude Medical, Inc.*	1,480,404
21,500	Stryker Corp.	1,076,075
51,700	Varian Medical Systems, Inc.*	3,127,850

		9,667,464

	Health Care - Services — 0.9%

15,123	Laboratory Corp. of America Holdings*	1,186,097
55,390	UnitedHealth Group, Inc.	1,944,743

		3,130,840

	Household Products & Wares — 0.4%

21,200	Kimberly-Clark Corp.	1,379,060

	Insurance — 0.3%

18,200	Aflac, Inc.	941,122

	Internet — 10.8%

80,623	Amazon.Com, Inc.*	12,662,648
17,200	Baidu, Inc., Sponsored ADR*	1,765,064
28,193	Check Point Software Technologies*	1,041,167
15,800	Ctrip.com International, Ltd., ADR*	754,450
14,900	Equinix, Inc.*	1,525,015
19,777	F5 Networks, Inc.*	2,053,050
13,500	Google, Inc. Class A*	7,098,165
29,560	NetFlix, Inc.*	4,793,450
17,637	priceline.com, Inc.*	6,143,674

		37,836,683

	Iron & Steel — 0.9%

31,800	Allegheny Technologies, Inc.	1,477,110
24,900	Cliffs Natural Resources, Inc.	1,591,608

		3,068,718

	Lodging — 0.5%

53,500	Las Vegas Sands Corp.*	1,864,475

	Machinery - Construction & Mining — 0.4%

19,529	Caterpillar, Inc.	1,536,542

See accompanying Notes to the Financial Statements.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)

	Machinery - Diversified — 1.5%

19,439	Cummins, Inc.	1,760,785
34,700	Deere & Co.	2,421,366
10,300	Flowserve Corp.	1,127,026

		5,309,177

	Media — 0.6%

24,662	DIRECTV Class A*	1,026,679
31,115	Time Warner, Inc.	953,675

		1,980,354

	Metal Fabricate & Hardware — 0.4%

10,882	Precision Castparts Corp.	1,385,823

	Miscellaneous - Manufacturing — 3.4%

39,024	3M Co.	3,383,771
15,400	Cooper Industries Plc	753,522
88,472	Danaher Corp.	3,592,848
56,800	General Electric Co.	923,000
32,500	Honeywell International, Inc.	1,428,050
40,100	Illinois Tool Works, Inc.	1,885,502

		11,966,693

	Oil & Gas — 2.5%

16,000	Apache Corp.	1,564,160
37,141	Canadian Natural Resources, Ltd.	1,285,078
29,307	Denbury Resources, Inc.*	465,688
14,000	Occidental Petroleum Corp.	1,096,200
52,100	Petroleo Brasileiro SA	1,709,922
19,775	Range Resources Corp.	754,021
19,611	Southwestern Energy Co.*	655,792
36,900	Suncor Energy, Inc.	1,201,095

		8,731,956

	Oil & Gas Services — 5.3%

27,770	Cameron International Corp.*	1,192,999
21,900	Dresser-Rand Group, Inc.*	807,891
69,800	FMC Technologies, Inc.*	4,766,642
102,700	National Oilwell Varco, Inc.	4,567,069
119,546	Schlumberger, Ltd.	7,365,229

		18,699,830

	Pharmaceuticals — 5.8%

74,313	Allergan, Inc.	4,944,044
37,700	DENTSPLY International, Inc.	1,205,269
83,771	Express Scripts, Inc.*	4,079,648
38,200	Gilead Sciences, Inc.*	1,360,302

See accompanying Notes to the Financial Statements.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Pharmaceuticals — continued

24,103	Mead Johnson Nutrition Co.	1,371,702
46,900	Mylan, Inc.*	882,189
62,886	Pfizer, Inc.	1,079,752
24,800	Shire Plc, ADR	1,668,544
67,368	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	3,553,662

		20,145,112

	Retail — 7.2%

3,300	Chipotle Mexican Grill, Inc. Class A*	567,600
28,200	Costco Wholesale Corp.	1,818,618
59,700	CVS Caremark Corp.	1,878,759
22,600	Darden Restaurants, Inc.	966,828
19,100	Dick’s Sporting Goods, Inc.*	535,564
26,800	Kohl’s Corp.*	1,411,824
31,784	McDonald’s Corp.	2,368,226
25,801	Nordstrom, Inc.	959,797
24,800	O’Reilly Automotive, Inc.*	1,319,360
101,400	Staples, Inc.	2,121,288
145,975	Starbucks Corp.	3,734,040
45,506	Target Corp.	2,431,841
62,700	Urban Outfitters, Inc.*	1,971,288
54,697	Walgreen Co.	1,832,350
25,600	Yum! Brands, Inc.	1,179,136

		25,096,519

	Semiconductors — 1.5%

46,900	ASML Holding NV, ADR	1,394,337
31,300	Broadcom Corp. Class A	1,107,707
6,200	Cree, Inc.*	336,598
27,500	Lam Research Corp.*	1,150,875
13,100	Linear Technology Corp.	402,563
43,300	Marvell Technology Group, Ltd.*	758,183

		5,150,263

	Software — 8.2%

82,700	Activision Blizzard, Inc.	894,814
28,158	Adobe Systems, Inc.*	736,332
42,800	Autodesk, Inc.*	1,368,316
12,700	Cerner Corp.*	1,066,673
77,810	Citrix Systems, Inc.*	5,309,754
14,800	Intuit, Inc.*	648,388
83,147	Microsoft Corp.	2,036,270
231,675	Oracle Corp.	6,220,474
46,618	Paychex, Inc.	1,281,529
73,549	Salesforce.com, Inc.*	8,222,778

See accompanying Notes to the Financial Statements.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Software — continued

11,000	VMware, Inc. Class A*	934,340

		28,719,668

	Telecommunications — 6.7%

80,849	American Tower Corp. Class A*	4,144,320
344,095	Cisco Systems, Inc.*	7,535,680
74,933	Corning, Inc.	1,369,775
233,000	Qualcomm, Inc.	10,512,960

		23,562,735

	Transportation — 2.0%

27,318	CH Robinson Worldwide, Inc.	1,910,074
17,000	Expeditors International of Washington, Inc.	785,910
16,000	J.B. Hunt Transport Services, Inc.	555,200
47,500	Union Pacific Corp.	3,885,500

		7,136,684

	TOTAL COMMON STOCKS (COST $283,540,845)	331,340,847

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.0%

	Bank Deposits — 2.0%

6,892,568	State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/10	6,892,568

	TOTAL SHORT-TERM INVESTMENTS (COST $6,892,568)	6,892,568

	TOTAL INVESTMENTS — 96.7% (Cost $290,433,413)	338,233,415

	Other Assets and Liabilities (net) — 3.3%	11,542,032

	NET ASSETS — 100.0%	$349,775,447

	Notes to Schedule of Investments:

	Industry classifications are unaudited

	ADR — American Depository Receipt

	* Non-income producing security.

See accompanying Notes to the Financial Statements.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	94.7
Short-Term Investments	2.0
Other Assets and Liabilities (net)	3.3

100.0%

See accompanying Notes to the Financial Statements.

MGI US Large Cap Value Equity Fund
Schedule of Investments
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.3%

	Advertising — 0.4%

32,465	Omnicom Group, Inc.	1,281,718

	Aerospace & Defense — 2.0%

11,306	Boeing Co. (The)	752,301
23,329	General Dynamics Corp.	1,465,294
16,005	Northrop Grumman Corp.	970,383
17,498	Raytheon Co.	799,834
39,120	United Technologies Corp.	2,786,518

		6,774,330

	Agriculture — 1.1%

73,596	Archer-Daniels-Midland Co.	2,349,184
24,385	Philip Morris International, Inc.	1,366,048

		3,715,232

	Apparel — 0.4%

33,140	Guess?, Inc.	1,346,478

	Auto Manufacturers — 0.6%

15,000	Navistar International Corp.*	654,600
21,200	Oshkosh Corp.*	583,000
17,268	PACCAR, Inc.	831,454

		2,069,054

	Auto Parts & Equipment — 1.1%

28,350	Autoliv, Inc.	1,852,106
18,600	Dana Holding Corp.*	229,152
10,900	Lear Corp.*	860,337
21,700	TRW Automotive Holdings Corp.*	901,852

		3,843,447

	Banks — 6.9%

605,454	Bank of America Corp.	7,937,502
57,475	Barclays Plc, Sponsored ADR	1,083,404
4,000	Comerica, Inc.	148,600
4,800	Commerce Bancshares, Inc.	180,432
86,012	Fifth Third Bancorp	1,034,725
123,216	KeyCorp	980,799
69,000	Marshall & Ilsley Corp.	485,760
13,843	Northern Trust Corp.	667,786
32,815	State Street Corp.	1,235,813
159,332	US Bancorp	3,444,758
236,993	Wells Fargo & Co.	5,955,634

		23,155,213

See accompanying Notes to the Financial Statements.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)

	Beverages — 1.5%

17,680	Anheuser-Busch InBev NV, Sponsored ADR	1,038,700
71,655	Dr Pepper Snapple Group, Inc.	2,545,186
19,784	PepsiCo, Inc.	1,314,449

		4,898,335

	Biotechnology — 1.0%

59,057	Amgen, Inc.*	3,254,631

	Chemicals — 1.2%

10,382	Air Products & Chemicals, Inc.	859,837
13,425	Albemarle Corp.	628,424
18,405	Ashland, Inc.	897,612
6,700	Cytec Industries, Inc.	377,746
12,400	Lubrizol Corp.	1,314,028

		4,077,647

	Coal — 0.6%

41,123	Peabody Energy Corp.	2,015,438

	Commercial Services — 1.9%

34,015	Equifax, Inc.	1,061,268
25,890	Manpower, Inc.	1,351,458
5,141	Mastercard, Inc. Class A	1,151,584
31,730	McKesson Corp.	1,960,279
3,200	Valassis Communications, Inc.*	108,448
39,540	Western Union Co. (The)	698,672

		6,331,709

	Computers — 2.7%

15,111	Accenture Plc	642,067
77,475	EMC Corp.*	1,573,517
101,286	Hewlett-Packard Co.	4,261,102
20,274	International Business Machines Corp.	2,719,554

		9,196,240

	Diversified Financial Services — 7.6%

72,790	American Express Co.	3,059,364
90,330	Discover Financial Services	1,506,704
31,455	Goldman Sachs Group, Inc.	4,547,764
311,791	JPMorgan Chase & Co.	11,869,883
68,955	Morgan Stanley	1,701,810
33,360	Raymond James Financial, Inc.	845,009
168,835	SLM Corp.*	1,950,044

		25,480,578

See accompanying Notes to the Financial Statements.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)

	Electric — 3.9%

57,400	Ameren Corp.	1,630,160
50,348	American Electric Power Co., Inc.	1,824,108
31,900	Constellation Energy Group, Inc.	1,028,456
90,860	Edison International	3,124,675
48,000	NV Energy, Inc.	631,200
41,880	PG&E Corp.	1,902,190
63,600	PPL Corp.	1,731,828
41,377	Public Service Enterprise Group, Inc.	1,368,751

		13,241,368

	Electronics — 0.7%

16,360	Avnet, Inc.*	441,883
14,553	Thermo Fisher Scientific, Inc.*	696,798
38,910	Tyco Electronics, Ltd.	1,136,950
10,000	Vishay Intertechnology, Inc.*	96,800

		2,372,431

	Engineering & Construction — 0.1%

23,140	McDermott International, Inc.*	342,009

	Environmental Control — 0.3%

31,905	Waste Management, Inc.	1,140,285

	Food — 2.3%

32,600	ConAgra Foods, Inc.	715,244
17,600	Corn Products International, Inc.	660,000
21,729	Kellogg Co.	1,097,532
32,635	Kraft Foods, Inc. Class A	1,007,116
46,034	Nestle SA, Sponsored ADR	2,459,597
102,300	Tyson Foods, Inc. Class A	1,638,846

		7,578,335

	Forest Products & Paper — 0.2%

15,285	Rayonier, Inc.	766,084

	Gas — 0.8%

21,760	Petrobakken Energy Ltd. Class A	488,296
26,936	Sempra Energy	1,449,157
26,400	Southern Union Co.	635,184

		2,572,637

	Health Care - Products — 2.9%

82,646	Covidien Plc	3,321,543
35,380	Hologic, Inc.*	566,434

See accompanying Notes to the Financial Statements.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Health Care - Products — continued

95,162	Johnson & Johnson	5,896,237

		9,784,214

	Health Care - Services — 1.6%

14,785	DaVita, Inc.*	1,020,608
68,445	Humana, Inc.*	3,438,677
25,037	UnitedHealth Group, Inc.	879,049

		5,338,334

	Home Furnishings — 0.1%

5,600	Whirlpool Corp.	453,376

	Household Products & Wares — 0.9%

22,300	Clorox Co.	1,488,748
21,574	Kimberly-Clark Corp.	1,403,389

		2,892,137

	Insurance — 7.0%

14,180	ACE, Ltd.	825,985
79,600	Allstate Corp. (The)	2,511,380
21,000	American Financial Group, Inc.	642,180
1,900	Aspen Insurance Holdings, Ltd.	57,532
44,000	Assured Guaranty, Ltd.	752,840
21,200	Axis Capital Holdings, Ltd.	698,328
36,465	Berkshire Hathaway, Inc. Class B*	3,014,926
18,200	Everest Re Group, Ltd.	1,573,754
126,100	Genworth Financial, Inc. Class A*	1,540,942
34,300	Hartford Financial Services Group (The), Inc.	787,185
37,764	Lincoln National Corp.	903,315
25,790	Loews Corp.	977,441
54,096	Metlife, Inc.	2,079,991
22,000	MGIC Investment Corp.*	203,060
43,178	Prudential Financial, Inc.	2,339,384
11,990	Reinsurance Group of America, Inc.	578,997
63,326	Travelers Cos. (The), Inc.	3,299,285
31,305	Validus Holdings, Ltd.	825,200

		23,611,725

	Internet — 0.4%

52,010	eBay, Inc.*	1,269,044

	Iron & Steel — 0.6%

30,210	Reliance Steel & Aluminum Co.	1,254,621
19,753	United States Steel Corp.	865,972

		2,120,593

See accompanying Notes to the Financial Statements.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)

	Leisure Time — 0.3%

22,544	Carnival Corp.	861,406

	Machinery - Construction & Mining — 0.3%

11,173	Caterpillar, Inc.	879,092

	Media — 3.9%

46,000	Cablevision Systems Corp.	1,204,740
90,535	Comcast Corp. Class A	1,636,873
34,958	DIRECTV Class A*	1,455,301
47,700	Gannett Co., Inc.	583,371
16,327	Liberty Media Corp. — Starz Series A*	1,059,296
52,643	Time Warner Cable, Inc.	2,842,195
36,195	Time Warner, Inc.	1,109,377
67,560	Viacom, Inc. Class B	2,444,996
24,224	Walt Disney Co. (The)	802,057

		13,138,206

	Metal Fabricate & Hardware — 0.1%

10,500	Timken Co. (The)	402,780

	Mining — 0.9%

20,420	BHP Billiton, Ltd., Sponsored ADR	1,558,454
18,864	Freeport-McMoran Copper & Gold, Inc. Class B	1,610,797

		3,169,251

	Miscellaneous - Manufacturing — 3.4%

381,661	General Electric Co.	6,201,991
36,755	Honeywell International, Inc.	1,615,015
19,410	Illinois Tool Works, Inc.	912,658
8,320	Siemens AG, Sponsored ADR	876,928
53,256	Tyco International, Ltd.	1,956,093

		11,562,685

	Office & Business Equipment — 0.5%

159,135	Xerox Corp.	1,647,047

	Oil & Gas — 10.1%

25,258	Apache Corp.	2,469,222
73,070	Chevron Corp.	5,922,324
60,120	ConocoPhillips	3,452,692
40,100	Devon Energy Corp.	2,596,074
20,555	EOG Resources, Inc.	1,910,998
63,214	Exxon Mobil Corp.	3,905,993
38,231	Hess Corp.	2,260,217
19,100	Noble Corp.	645,389
14,470	Noble Energy, Inc.	1,086,552

See accompanying Notes to the Financial Statements.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Oil & Gas — continued

69,691	Occidental Petroleum Corp.	5,456,805
12,280	Pride International, Inc.*	361,400
9,000	SM Energy Co.	337,140
14,800	Sunoco, Inc.	540,200
19,100	Transocean, Inc.*	1,227,939
97,500	Valero Energy Corp.	1,707,225

		33,880,170

	Oil & Gas Services — 0.2%

5,900	Oil States International, Inc.*	274,645
20,800	Williams Cos. (The), Inc.	397,488

		672,133

	Packaging & Containers — 0.3%

33,035	Crown Holdings, Inc.*	946,783

	Pharmaceuticals — 6.3%

77,410	Abbott Laboratories	4,043,898
33,100	Allergan, Inc.	2,202,143
48,800	Cardinal Health, Inc.	1,612,352
69,300	Eli Lilly & Co.	2,531,529
6,000	Herbalife, Ltd.	362,100
68,321	Merck & Co., Inc.	2,514,896
40,020	Omnicare, Inc.	955,678
414,217	Pfizer, Inc.	7,112,106

		21,334,702

	Real Estate — 0.3%

31,750	Brookfield Asset Management, Inc. Class A	900,748

	REITS — 1.7%

13,843	AvalonBay Communities, Inc. REIT	1,438,703
8,958	Boston Properties, Inc. REIT	744,589
2,400	Brandywine Realty Trust REIT	29,400
29,214	CBL & Associates Properties, Inc. REIT	381,535
8,250	CommonWealth REIT	211,200
17,900	Duke Realty Corp. REIT	207,461
34,200	Hospitality Properties Trust REIT	763,686
3,900	Simon Property Group, Inc. REIT	361,686
10,200	Taubman Centers, Inc. REIT	455,022
13,258	Vornado Realty Trust REIT	1,133,957

		5,727,239

	Retail — 6.4%

24,598	Best Buy Co., Inc.	1,004,336
92,889	CVS Caremark Corp.	2,923,217

See accompanying Notes to the Financial Statements.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Retail — continued

12,300	Darden Restaurants, Inc.	526,194
3,900	Dillard’s, Inc. Class A	92,196
12,630	Family Dollar Stores, Inc.	557,741
20,100	Limited Brands, Inc.	538,278
50,385	Macy’s, Inc.	1,163,390
36,003	McDonald’s Corp.	2,682,584
38,983	Staples, Inc.	815,524
23,037	Target Corp.	1,231,097
31,534	TJX Cos. (The), Inc.	1,407,362
135,462	Wal-Mart Stores, Inc.	7,249,926
18,995	Walgreen Co.	636,333
20,905	Williams-Sonoma, Inc.	662,688

		21,490,866

	Savings & Loans — 0.0%

7,300	Hudson City Bancorp, Inc.	89,498

	Semiconductors — 0.5%

79,507	Intel Corp.	1,528,920

	Software — 3.0%
301,755	Microsoft Corp.	7,389,980
104,962	Oracle Corp.	2,818,230

		10,208,210

	Telecommunications — 4.3%

223,225	AT&T, Inc.	6,384,235
23,906	Cisco Systems, Inc.*	523,541
41,300	Corning, Inc.	754,964
65,531	Harris Corp.	2,902,368
39,575	Rogers Communications, Inc. Class B	1,481,292
54,414	Telefonaktiebolaget LM Ericsson Class B, Sponsored ADR	596,922
41,238	Verizon Communications, Inc.	1,343,947
24,430	Vodafone Group Plc, Sponsored ADR	606,108

		14,593,377

	Textiles — 0.2%
11,485	Mohawk Industries, Inc.*	612,151

	Transportation — 0.6%
23,516	Union Pacific Corp.	1,923,609

	Water — 0.2%

27,900	American Water Works Co., Inc.	649,233

	TOTAL COMMON STOCKS (COST $284,761,787)	317,140,728

See accompanying Notes to the Financial Statements.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 2.0%

	Bank Deposit — 2.0%

6,654,247	State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/10	6,654,247

	TOTAL SHORT-TERM INVESTMENTS (COST $6,654,247)	6,654,247

	TOTAL INVESTMENTS — 96.3% (Cost $291,416,034)	323,794,975

	Other Assets and Liabilities (net) — 3.7%	12,490,812

	NET ASSETS — 100.0%	$336,285,787

	Notes to Schedule of Investments:

	Industry classifications are unaudited

	ADR — American Depository Receipt

	REIT — Real Estate Investment Trust

	* Non-income producing security.

See accompanying Notes to the Financial Statements.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	94.3
Short-Term Investments	2.0
Other Assets and Liabilities (net)	3.7

100.0%

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.7%

	Advertising — 0.5%

36,219	Lamar Advertising Co. Class A*	1,152,489

	Aerospace & Defense — 1.8%

29,262	Aerovironment, Inc.*	651,080
16,727	Alliant Techsystems, Inc.*	1,261,216
53,600	BE Aerospace, Inc.*	1,624,616
14,630	TransDigm Group, Inc.	907,791

		4,444,703

	Apparel — 2.0%

32,070	Carter’s, Inc.*	844,403
71,787	CROCS, Inc.*	933,949
17,184	Guess?, Inc.	698,186
23,217	Phillips-Van Heusen Corp.	1,396,735
8,987	Under Armour, Inc. Class A*	404,774
16,547	Warnaco Group (The), Inc.*	846,048

		5,124,095

	Auto Parts & Equipment — 0.7%

36,310	Amerigon, Inc. Class A*	373,993
133,700	Goodyear Tire & Rubber Co. (The)*	1,437,275

		1,811,268

	Banks — 1.2%

32,847	Eagle Bancorp, Inc.*	377,084
24,590	East-West Bancorp, Inc.	400,325
157,000	Huntington Bancshares, Inc.	890,190
59,193	People’s United Financial, Inc.	774,836
64,920	Popular, Inc.*	188,268
30,410	Wilmington Trust Corp.	273,082

		2,903,785

	Beverages — 0.5%

25,920	Hansen Natural Corp.*	1,208,390

	Biotechnology — 3.9%

65,529	Alexion Pharmaceuticals, Inc.*	4,217,446
47,571	Halozyme Therapeutics, Inc.*	366,772
44,033	Illumina, Inc.*	2,166,424
26,468	Incyte Corp.*	423,223
31,250	Life Technologies Corp.*	1,459,063
18,513	United Therapeutics Corp.*	1,036,913

		9,669,841

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)

	Chemicals — 1.4%

57,000	Celanese Corp.	1,829,700
69,266	Ferro Corp.*	892,839
43,126	RPM International, Inc.	859,070

		3,581,609

	Coal — 2.3%

24,430	Alpha Natural Resources, Inc.*	1,005,295
52,870	Consol Energy, Inc.	1,954,075
64,250	Massey Energy Co.	1,993,035
10,397	Walter Energy, Inc.	845,172

		5,797,577

	Commercial Services — 5.1%

27,900	Alliance Data Systems Corp.*	1,820,754
31,606	Coinstar, Inc.*	1,358,742
11,616	Emergency Medical Services Corp. Class A*	618,552
71,991	Genpact, Ltd.*	1,276,401
56,998	Healthcare Services Group	1,298,985
88,033	Iron Mountain, Inc.	1,966,657
12,962	Manpower, Inc.	676,616
53,698	Quanta Services, Inc.*	1,024,558
48,573	Ritchie Bros Auctioneers, Inc.	1,008,861
32,648	Robert Half International, Inc.	848,848
26,109	Verisk Analytics, Inc. Class A*	731,313

		12,630,287

	Computers — 1.6%

273,400	Brocade Communications Systems, Inc.*	1,596,656
38,531	MICROS Systems, Inc.*	1,631,017
36,879	RealD, Inc.*	681,893

		3,909,566

	Cosmetics & Personal Care — 0.7%

36,067	Alberto-Culver Co.	1,357,923
92,700	Skilled Healthcare Group, Inc. Class A*	364,311

		1,722,234

	Distribution & Wholesale — 1.5%

15,756	Fastenal Co.	838,061
48,426	LKQ Corp.*	1,007,261
13,426	Watsco, Inc.	747,560
28,700	WESCO International, Inc.*	1,127,623

		3,720,505

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)

	Diversified Financial Services — 4.7%

15,964	Affiliated Managers Group, Inc.*	1,245,352
34,660	CBOE Holdings, Inc.	694,586
13,968	Eaton Vance Corp.	405,631
47,127	Evercore Partners, Inc. Class A	1,348,303
12,680	Greenhill & Co., Inc.	1,005,778
7,294	IntercontinentalExchange, Inc.*	763,828
45,057	Lazard, Ltd. Class A	1,580,600
55,295	Och-Ziff Capital Management Group LLC	823,895
11,537	Oppenheimer Holdings, Inc. Class A	322,459
106,062	SLM Corp.*	1,225,016
133,516	TradeStation Group, Inc.*	878,535
55,650	Waddell & Reed Financial, Inc. Class A	1,522,584

		11,816,567

	Electrical Components & Equipment — 1.0%

33,650	Ametek, Inc.	1,607,460
51,152	GrafTech International, Ltd.*	799,506

		2,406,966

	Electronics — 4.4%

70,936	Amphenol Corp. Class A	3,474,445
42,385	Cogent, Inc.*	450,976
13,777	Dolby Laboratories, Inc. Class A*	782,671
35,238	FLIR Systems, Inc.*	905,617
79,700	Gentex Corp.	1,554,947
31,958	Sensata Technologies Holding NV*	631,490
105,170	Sonic Solutions, Inc.*	1,196,835
26,601	Trimble Navigation, Ltd.*	932,099
31,085	Woodward Governor Co.	1,007,776

		10,936,856

	Engineering & Construction — 1.1%

39,184	KBR, Inc.	965,494
57,362	McDermott International, Inc.*	847,810
21,398	URS Corp.*	812,696

		2,626,000

	Entertainment — 0.9%

36,700	DreamWorks Animation SKG, Inc. Class A*	1,171,097
111,450	Scientific Games Corp. Class A*	1,081,065

		2,252,162

	Environmental Control — 1.1%

32,450	Nalco Holding Co.	818,065
8,403	Stericycle, Inc.*	583,840

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Environmental Control — continued

33,150	Waste Connections, Inc.*	1,314,729

		2,716,634

	Food — 0.8%

28,750	Ralcorp Holdings, Inc.*	1,681,300
64,921	Smart Balance, Inc.*	251,893

		1,933,193

	Forest Products & Paper — 0.4%

18,870	Schweitzer-Mauduit International, Inc.	1,100,310

	Hand & Machine Tools — 1.2%

59,541	Kennametal, Inc.	1,841,603
26,600	Snap-On, Inc.	1,237,166

		3,078,769

	Health Care - Products — 3.8%

69,980	Bruker Corp.*	981,819
35,950	CareFusion Corp.*	892,998
19,692	Cooper Cos. (The), Inc.	910,164
24,681	Henry Schein, Inc.*	1,445,813
53,350	Hill-Rom Holdings, Inc.	1,914,732
35,810	IDEXX Laboratories, Inc.*	2,210,193
38,005	Natus Medical, Inc.*	553,733
11,532	Techne Corp.	711,870

		9,621,322

	Health Care - Services — 3.0%

55,297	Brookdale Senior Living, Inc.*	901,894
38,300	Community Health Systems, Inc.*	1,186,151
56,200	Coventry Health Care, Inc.*	1,209,986
155,044	Health Management Associates, Inc. Class A*	1,187,637
31,786	HealthSouth Corp.*	610,291
18,828	ICON Plc, Sponsored ADR*	407,062
9,875	Mettler-Toledo International, Inc.*	1,228,845
15,891	Pediatrix Medical Group, Inc.*	846,990

		7,578,856

	Home Furnishings — 0.7%

9,657	DTS, Inc.*	368,607
17,092	Harman International Industries, Inc.*	571,044
24,166	Tempur-Pedic International, Inc.*	749,146

		1,688,797

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)

	Household Products & Wares — 1.6%

20,450	Church & Dwight Co., Inc.	1,328,023
31,900	Fossil, Inc.*	1,715,901
18,002	Scotts Miracle-Gro Co. (The) Class A	931,243

		3,975,167

	Housewares — 0.2%

31,117	Newell Rubbermaid, Inc.	554,194

	Internet — 4.2%

4,641	Blue Nile, Inc.*	206,478
47,400	Check Point Software Technologies*	1,750,482
37,500	Ctrip.com International, Ltd., ADR*	1,790,625
27,212	Equinix, Inc.*	2,785,148
34,352	Expedia, Inc.	969,070
6,334	F5 Networks, Inc.*	657,533
26,737	GSI Commerce, Inc.*	660,404
54,600	VeriSign, Inc.*	1,733,004

		10,552,744

	Leisure Time — 0.7%

45,994	WMS Industries, Inc.*	1,750,992

	Lodging — 0.6%

22,716	Choice Hotels International, Inc.	828,226
60,087	MGM Resorts International*	677,781

		1,506,007

	Machinery - Construction & Mining — 0.4%

12,661	Joy Global, Inc.	890,321

	Machinery - Diversified — 2.4%

65,409	IDEX Corp.	2,322,674
6,799	Rockwell Automation, Inc.	419,702
35,914	Roper Industries, Inc.	2,340,874
18,015	Wabtec Corp.	860,937

		5,944,187

	Metal Fabricate & Hardware — 0.2%

34,101	Sims Metal Management, Ltd., Sponsored ADR	579,717

	Mining — 1.1%

22,600	Compass Minerals International, Inc.	1,731,612
55,373	Titanium Metals Corp.*	1,105,245

		2,836,857

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)

	Miscellaneous - Manufacturing — 1.4%

40,657	Actuant Corp. Class A	933,485
38,050	Crane Co.	1,443,617
49,322	STR Holdings, Inc.*	1,062,396

		3,439,498

	Oil & Gas — 3.4%

94,250	Denbury Resources, Inc.*	1,497,633
50,450	Ensco Plc, Sponsored ADR	2,256,628
6,132	Forest Oil Corp.*	182,120
10,686	Foster Wheeler AG*	261,380
73,604	PetroHawk Energy Corp.*	1,187,969
116,614	Rex Energy Corp.*	1,492,659
16,992	Whiting Petroleum Corp.*	1,622,906

		8,501,295

	Oil & Gas Services — 2.3%

26,717	Core Laboratories NV	2,352,165
20,834	Dril-Quip, Inc.*	1,294,000
44,500	Exterran Holdings, Inc.*	1,010,595
49,374	Helix Energy Solutions Group, Inc.*	550,026
11,411	Oceaneering International, Inc.*	614,596

		5,821,382

	Packaging & Containers — 0.7%

63,650	Crown Holdings, Inc.*	1,824,209

	Pharmaceuticals — 2.0%

57,326	Amylin Pharmaceuticals, Inc.*	1,195,247
22,980	BioMarin Pharmaceutical, Inc.*	513,603
17,754	Catalyst Health Solutions, Inc.*	625,118
4,738	Cephalon, Inc.*	295,841
158,175	Elan Corp. Plc, Sponsored ADR*	909,506
40,514	Eurand NV*	398,658
1,521	Patterson Cos., Inc.	43,577
17,915	Salix Pharmaceuticals, Ltd.*	711,584
112,925	Santarus, Inc.*	339,904

		5,033,038

	Real Estate — 0.7%

98,781	CB Richard Ellis Group, Inc. Class A*	1,805,717

	REITS — 0.6%

71,500	Hospitality Properties Trust REIT	1,596,595

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)

	Retail — 6.2%

17,350	Advance Auto Parts, Inc.	1,018,098
32,852	Copart, Inc.*	1,083,131
66,335	Dick’s Sporting Goods, Inc.*	1,860,033
25,821	Dress Barn, Inc.*	613,249
72,616	GameStop Corp. Class A*	1,431,261
49,400	Hibbett Sports, Inc.*	1,232,530
13,032	MSC Industrial Direct Co., Inc Class A	704,249
42,937	O’Reilly Automotive, Inc.*	2,284,249
129,294	OfficeMax, Inc.*	1,692,459
18,697	P.F. Chang’s China Bistro, Inc.	863,801
31,834	Petsmart, Inc.	1,114,190
25,667	Rue21, Inc.*	662,465
43,273	Texas Roadhouse, Inc. Class A*	608,418
8,322	Tiffany & Co.	391,051

		15,559,184

	Semiconductors — 5.9%

29,500	Altera Corp.	889,720
122,892	Atmel Corp.*	978,220
25,572	Cavium Networks, Inc.*	735,451
35,927	Hittite Microwave Corp.*	1,711,922
20,254	International Rectifier Corp.*	427,157
43,128	Lam Research Corp.*	1,804,907
21,103	Linear Technology Corp.	648,495
264,500	LSI Corp.*	1,206,120
55,829	Microsemi Corp.*	957,467
59,800	NXP Semiconductor NV*	740,922
223,100	ON Semiconductor Corp.*	1,608,551
39,310	QLogic Corp.*	693,428
42,200	Skyworks Solutions, Inc.*	872,696
23,881	Varian Semiconductor Equipment Associates, Inc.*	687,295
29,945	Xilinx, Inc.	796,837

		14,759,188

	Software — 7.1%

33,413	Allscripts Healthcare Solutions, Inc.*	617,138
41,968	ANSYS, Inc.*	1,773,148
40,125	BMC Software, Inc.*	1,624,260
25,531	Concur Technologies, Inc.*	1,262,253
76,367	Emdeon, Inc. Class A*	930,150
39,525	Global Payments, Inc.	1,695,227
27,469	Informatica Corp.*	1,055,084
51,045	Medassets, Inc.*	1,073,987
68,560	MSCI, Inc. Class A*	2,276,877
121,750	Nuance Communications, Inc.*	1,904,170
9,387	Rosetta Stone, Inc.*	199,380
76,715	SuccessFactors, Inc.*	1,926,314

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Software — continued

30,181	VeriFone Systems, Inc.*	937,724
14,707	Verint Systems, Inc.*	434,592

		17,710,304

	Telecommunications — 5.7%

38,324	ADTRAN, Inc.	1,352,837
29,743	Aruba Networks, Inc.*	634,716
46,910	Calix, Inc.*	673,628
28,975	DigitalGlobe, Inc.*	880,840
18,334	IPG Photonics Corp.*	442,583
34,758	Motricity, Inc.*	417,444
46,701	NICE Systems, Ltd., Sponsored ADR*	1,461,274
66,733	NII Holdings, Inc. Class B*	2,742,726
148,129	RF Micro Devices, Inc.*	909,512
84,248	SBA Communications Corp.*	3,395,194
78,429	tw telecom, Inc. Class A*	1,456,426

		14,367,180

	Transportation — 2.0%

56,072	Echo Global Logistics, Inc.*	716,039
31,316	Genesee & Wyoming, Inc. Class A*	1,358,801
17,320	J.B. Hunt Transport Services, Inc.	601,004
32,150	Knight Transportation, Inc.	621,460
38,850	Landstar System, Inc.	1,500,387
17,350	Roadrunner Transportation Systems, Inc.*	188,074

		4,985,765

	TOTAL COMMON STOCKS (COST $205,061,379)	239,426,322

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.4%

	Bank Deposits — 2.4%

5,843,791	State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/10	5,843,791

	TOTAL SHORT-TERM INVESTMENTS (COST $5,843,791)	5,843,791

	TOTAL INVESTMENTS — 98.1% (Cost $210,905,170)	245,270,113

	Other Assets and Liabilities (net) — 1.9%	4,843,065

	NET ASSETS — 100.0%	$250,113,178

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Notes to Schedule of Investments:

Industry classifications are unaudited

ADR — American Depository Receipt

REIT — Real Estate Investment Trust

* Non-income producing security.

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	95.7
Short-Term Investments	2.4
Other Assets and Liabilities (net)	1.9

100.0%

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.5%

	Aerospace & Defense — 0.6%

18,700	AAR Corp.*	348,942
1,100	Alliant Techsystems, Inc.*	82,940
7,100	Esterline Technologies Corp.*	406,333
1,600	Teledyne Technologies, Inc.*	63,712
9,675	Triumph Group, Inc.	721,658

		1,623,585

	Agriculture — 0.2%

9,500	Andersons (The), Inc.	360,050
2,100	Universal Corp.	84,189

		444,239

	Airlines — 0.6%

16,900	Alaska Air Group, Inc.*	862,407
81,400	Hawaiian Holdings, Inc.*	487,586
16,300	Skywest, Inc.	227,548

		1,577,541

	Apparel — 1.0%

40,575	Phillips-Van Heusen Corp.	2,440,992
5,900	Timberland Co. (The) Class A*	116,879

		2,557,871

	Auto Parts & Equipment — 1.0%

5,400	ATC Technology Corp.*	133,596
20,000	Dana Holding Corp.*	246,400
25,875	Lear Corp.*	2,042,314

		2,422,310

	Banks — 7.1%

15,100	Associated Banc-Corp.	199,169
13,200	Bank of Hawaii Corp.	592,944
9,400	BOK Financial Corp.	424,222
1,500	Chemical Financial Corp.	30,960
83,070	Citizens Republic Bancorp, Inc.*	74,854
9,400	City Holding Co.	288,298
45,950	Comerica, Inc.	1,707,043
19,878	Commerce Bancshares, Inc.	747,214
9,400	Cullen/Frost Bankers, Inc.	506,378
35,500	CVB Financial Corp.	266,605
80,900	Fifth Third Bancorp	973,227
2,500	First Citizens BancShares, Inc. Class A	463,175
17,600	First Commonwealth Financial Corp.	95,920
14,170	First Horizon National Corp.*	161,675
53,525	FirstMerit Corp.	980,578

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Banks — continued

79,000	Fulton Financial Corp.	715,740
15,300	Huntington Bancshares, Inc.	86,751
52,500	International Bancshares Corp.	886,725
148,750	KeyCorp	1,184,050
27,200	Marshall & Ilsley Corp.	191,488
6,600	NBT Bancorp, Inc.	145,662
35,500	Northwest Bancshares, Inc.	397,245
3,000	Park National Corp.	192,120
131,199	People’s United Financial, Inc.	1,717,395
38,100	Prosperity Bancshares, Inc.	1,237,107
5,680	Republic Bancorp, Inc. Class A	120,018
2,400	S&T Bancorp, Inc.	41,808
56,794	Sterling Financial Corp.*	36,916
55,500	Texas Capital Bancshares, Inc.*	958,485
6,600	Trustmark Corp.	143,484
14,465	UMB Financial Corp.	513,652
8,700	United Bankshares, Inc.	216,543
128,350	Western Alliance Bancorp*	859,945
14,000	Whitney Holding Corp.	114,380
23,100	Zions BanCorp	493,416

		17,765,192

	Beverages — 0.5%

4,987	Coca-Cola Bottling Co. Consolidated	263,962
53,400	Constellation Brands, Inc. Class A*	944,646

		1,208,608

	Biotechnology — 0.2%

19,940	Martek Biosciences Corp.*	451,242

	Building Materials — 0.8%

33,600	Apogee Enterprises, Inc.	307,440
3,500	Armstrong World Industries, Inc.*	145,285
1,700	Comfort Systems USA, Inc.	18,241
52,100	Gibraltar Industries, Inc.*	467,858
18,100	Owens Corning, Inc.*	463,903
30,400	Quanex Building Products Corp.	525,008

		1,927,735

	Chemicals — 2.2%

17,300	Ashland, Inc.	843,721
17,075	Eastman Chemical Co.	1,263,550
6,000	Innophos Holdings, Inc.	198,600
28,350	Intrepid Potash, Inc.*	739,085
2,000	Minerals Technologies, Inc.	117,840
4,100	OM Group, Inc.*	123,492

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Chemicals — continued

89,600	PolyOne Corp.*	1,083,264
4,000	Spartech Corp.*	32,840
6,200	Stepan Co.	366,482
23,800	W.R. Grace & Co.*	664,972

		5,433,846

	Coal — 0.8%

24,550	Alpha Natural Resources, Inc.*	1,010,233
26,500	Cloud Peak Energy, Inc.*	483,625
6,900	James River Coal Co.*	120,957
5,800	Walter Energy, Inc.	471,482

		2,086,297

	Commercial Services — 2.8%

14,770	Administaff, Inc.	397,756
5,680	Chemed Corp.	323,590
35,900	Convergys Corp.*	375,155
9,730	Corporate Executive Board Co. (The)	307,079
5,000	Education Management Corp.*	73,400
28,585	Equifax, Inc.	891,852
45,180	Geo Group (The), Inc.*	1,054,953
3,500	Healthspring, Inc.*	90,440
6,300	Heidrick & Struggles International, Inc.	122,724
56,700	Hertz Global Holdings, Inc.*	600,453
13,997	Ituran Location and Control, Ltd.	201,557
75,843	Jackson Hewitt Tax Service, Inc.*	69,775
14,000	Kelly Services, Inc. Class A*	164,220
11,855	Korn/Ferry International*	196,082
19,800	PHH Corp.*	416,988
43,020	Rent-A-Center, Inc.	962,787
110,525	SFN Group, Inc.*	664,255
8,300	TeleTech Holdings, Inc.*	123,172
2,500	United Rentals, Inc.*	37,100

		7,073,338

	Computers — 1.1%

222,216	Brocade Communications Systems, Inc.*	1,297,741
16,770	DST Systems, Inc.	751,967
8,700	Lexmark International, Inc. Class A*	388,194
8,000	Unisys Corp.*	223,200

		2,661,102

	Cosmetics & Personal Care — 0.8%

95,030	Elizabeth Arden, Inc.*	1,899,650

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Cosmetics & Personal Care — continued

	Distribution & Wholesale — 1.5%

63,310	Ingram Micro, Inc. Class A*	1,067,407
11,600	Tech Data Corp.*	467,480
31,050	United Stationers, Inc.*	1,661,485
10,811	WESCO International, Inc.*	424,764

		3,621,136

	Diversified Financial Services — 1.9%

18,200	Ameriprise Financial, Inc.	861,406
104,550	Discover Financial Services	1,743,894
2,800	E*Trade Financial Corp.*	40,712
16,080	Federated Investors, Inc. Class B	365,981
45,960	Knight Capital Group, Inc. Class A*	569,444
21,100	MF Global Holdings, Ltd.*	151,920
30,600	Nelnet, Inc. Class A	700,128
9,210	Oppenheimer Holdings, Inc. Class A	257,420

		4,690,905

	Electric — 3.4%

10,500	Allegheny Energy, Inc.	257,460
20,690	Avista Corp.	432,007
89,975	CMS Energy Corp.	1,621,349
19,080	Dynegy, Inc.*	92,920
7,700	El Paso Electric Co.*	183,106
19,100	Integrys Energy Group, Inc.	994,346
14,000	MDU Resources Group, Inc.	279,300
9,100	Mirant Corp.*	90,636
7,100	Northeast Utilities	209,947
21,000	NorthWestern Corp.	598,500
18,100	NSTAR	712,235
17,900	Pepco Holdings, Inc.	332,940
13,700	Pinnacle West Capital Corp.	565,399
7,000	Portland General Electric Co.	141,960
63,100	TECO Energy, Inc.	1,092,892
4,800	UIL Holdings Corp.	135,168
21,230	Unisource Energy Corp.	709,719

		8,449,884

	Electrical Components & Equipment — 1.9%

26,225	Advanced Energy Industries, Inc.*	342,499
36,950	Belden, Inc.	974,741
50,900	General Cable Corp.*	1,380,408
65,000	GrafTech International, Ltd.*	1,015,950
25,000	Molex, Inc.	523,250
48,800	Power-One, Inc.*	443,592

		4,680,440

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)

	Electronics — 2.2%

43,762	Arrow Electronics, Inc.*	1,169,758
43,494	Avnet, Inc.*	1,174,773
2,800	AVX Corp.	38,696
3,900	Benchmark Electronics, Inc.*	63,960
32,654	Coherent, Inc.*	1,306,487
9,860	Cubic Corp.	402,288
18,100	Methode Electronics, Inc.	164,348
3,300	Park Electrochemical Corp.	86,922
12,200	Thomas & Betts Corp.*	500,444
51,400	Vishay Intertechnology, Inc.*	497,552
3,800	Watts Water Technologies, Inc.	129,390

		5,534,618

	Energy-Alternate Sources — 0.0%

4,600	Covanta Holding Corp.	72,450

	Engineering & Construction — 0.5%

14,600	Dycom Industries, Inc.*	145,854
15,600	Emcor Group, Inc.*	383,604
14,200	KBR, Inc.	349,888
19,800	Tutor Perini Corp.*	397,782

		1,277,128

	Entertainment — 0.7%

8,100	Cinemark Holdings, Inc.	130,410
27,235	International Speedway Corp. Class A	664,534
2,910	Madison Square Garden, Inc.*	61,343
20,100	Penn National Gaming, Inc.*	595,161
20,100	Pinnacle Entertainment, Inc.*	224,115

		1,675,563

	Environmental Control — 0.0%

1,500	Waste Connections, Inc.*	59,490

	Food — 4.2%

12,000	B&G Foods, Inc. Class A	131,040
12,900	Chiquita Brands International, Inc.*	170,796
4,800	Corn Products International, Inc.	180,000
80,100	Del Monte Foods Co.	1,050,111
33,700	Dole Food Co., Inc.*	308,355
41,800	Fresh Del Monte Produce, Inc.*	907,060
22,800	Hain Celestial Group (The), Inc.*	546,744
24,750	Hormel Foods Corp.	1,103,850
12,694	Industries Bachoco, S.A.B., Sponsored ADR	240,551
9,510	J&J Snack Foods Corp.	398,754
15,400	Nash Finch Co.	655,116

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Food — continued

43,180	Ruddick Corp.	1,497,482
19,200	SUPERVALU, Inc.	221,376
17,050	TreeHouse Foods, Inc.*	786,005
38,600	Tyson Foods, Inc. Class A	618,372
33,000	United Natural Foods, Inc.*	1,093,620
17,193	Village Super Market, Inc. Class A	480,373
6,300	Winn-Dixie Stores, Inc.*	44,919

		10,434,524

	Forest Products & Paper — 2.0%

190,724	Boise, Inc.*	1,237,799
11,000	Clearwater Paper Corp.*	836,880
11,000	Domtar Corp.	710,380
47,180	Glatfelter	573,709
28,600	KapStone Paper and Packaging Corp.*	347,204
1,500	Potlatch Corp.	51,000
4,100	Rayonier, Inc.	205,492
30,116	Temple-Inland, Inc.	561,964
50,976	Wausau Paper Corp.*	422,591

		4,947,019

	Gas — 1.6%

6,000	AGL Resources, Inc.	230,160
6,700	Atmos Energy Corp.	195,975
20,210	Energen Corp.	924,001
6,400	Laclede Group (The), Inc.	220,288
17,100	Nicor, Inc.	783,522
87,000	NiSource, Inc.	1,513,800
8,200	UGI Corp.	234,602

		4,102,348

	Hand & Machine Tools — 0.5%

6,174	Lincoln Electric Holdings, Inc.	356,981
15,050	Stanley Black & Decker, Inc.	922,264

		1,279,245

	Health Care - Products — 1.4%

9,700	Greatbatch, Inc.*	224,943
6,080	Haemonetics Corp.*	355,863
16,080	ICU Medical, Inc.*	599,623
16,400	Invacare Corp.	434,764
10,400	Kinetic Concepts, Inc.*	380,432
42,100	STERIS Corp.	1,398,562

		3,394,187

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)

	Health Care - Services — 3.2%

3,960	Air Methods Corp.*	164,657
2,100	Amsurg Corp.*	36,708
300	Community Health Systems, Inc.*	9,291
6,000	Coventry Health Care, Inc.*	129,180
9,800	Ensign Group (The), Inc.	175,910
36,200	Gentiva Health Services, Inc.*	790,970
243,300	Health Management Associates, Inc. Class A*	1,863,678
91,650	Health Net, Inc.*	2,491,964
53,170	Kindred Healthcare, Inc.*	692,273
7,490	LHC Group, Inc.*	173,693
5,000	LifePoint Hospitals, Inc.*	175,300
8,300	Magellan Health Services, Inc.*	392,092
5,600	Molina Healthcare, Inc.*	151,144
4,930	National Healthcare Corp.	182,755
31,500	Sun Healthcare Group, Inc.*	266,805
10,000	WellCare Health Plans, Inc.*	289,600

		7,986,020

	Home Builders — 0.2%

20,900	D.R. Horton, Inc.	232,408
11,800	Ryland Group, Inc.	211,456

		443,864

	Home Furnishings — 0.1%

30,500	La-Z-Boy, Inc.*	257,420
2,000	Leggett & Platt, Inc.	45,520

		302,940

	Household Products & Wares — 0.4%

28,400	American Greetings Corp. Class A	527,956
29,800	Central Garden and Pet Co. Class A*	308,728
2,500	Helen of Troy, Ltd.*	63,225

		899,909

	Housewares — 0.2%

26,500	Newell Rubbermaid, Inc.	471,965

	Insurance — 10.5%

2,159	Alleghany Corp.*	654,242
25,250	Allied World Assurance Co. Holdings, Ltd.	1,428,898
43,620	Alterra Capital Holdings, Ltd.	868,910
19,200	American Financial Group, Inc.	587,136
200	American National Insurance Co.	15,194
4,900	Arch Capital Group, Ltd.*	410,620
9,500	Argo Group International Holdings, Ltd.	330,030
25,300	Aspen Insurance Holdings, Ltd.	766,084

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Insurance — continued

20,850	Assurant, Inc.	848,595
10,100	Axis Capital Holdings, Ltd.	332,694
21,030	Cincinnati Financial Corp.	606,716
1,600	CNO Financial Group, Inc.*	8,864
8,770	eHealth, Inc.*	113,308
22,000	Endurance Specialty Holdings, Ltd.	875,600
21,050	Everest Re Group, Ltd.	1,820,193
19,890	Hanover Insurance Group (The), Inc.	934,830
12,500	HCC Insurance Holdings, Inc.	326,125
33,800	Horace Mann Educators Corp.	600,964
5,600	Infinity Property & Casualty Corp.	273,112
58,900	Lincoln National Corp.	1,408,888
40,300	Montpelier Re Holdings, Ltd.	697,996
7,785	Navigators Group, Inc.*	347,445
11,960	OneBeacon Insurance Group, Ltd. Class A	170,908
11,010	PartnerRe, Ltd.	882,782
14,200	Platinum Underwriters Holdings, Ltd.	617,984
34,600	Protective Life Corp.	752,896
37,490	Reinsurance Group of America, Inc.	1,810,392
4,600	RenaissanceRe Holdings, Ltd.	275,816
21,474	StanCorp Financial Group, Inc.	816,012
7,600	Transatlantic Holdings, Inc.	386,232
19,000	Unitrin, Inc.	463,410
45,300	Universal American Corp.	668,175
32,301	Validus Holdings, Ltd.	851,454
1,363	White Mountains Insurance Group, Ltd.	420,431
11,700	Willis Group Holdings Plc	360,594
39,430	WR Berkley Corp.	1,067,370
108,100	XL Group Plc	2,341,446

		26,142,346

	Internet — 0.4%

9,100	AOL, Inc.*	225,225
5,100	Earthlink, Inc.	46,359
16,400	IAC/InterActiveCorp*	430,828
16,290	j2 Global Communications, Inc.*	387,539

		1,089,951

	Investment Companies — 0.5%

74,400	American Capital, Ltd.*	432,264
11,000	Apollo Investment Corp.	112,530
52,900	BlackRock Kelso Capital Corp.	608,350

		1,153,144

	Iron & Steel — 0.6%

37,152	Reliance Steel & Aluminum Co.	1,542,923

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)

	Lodging — 1.0%

88,650	Wyndham Worldwide Corp.	2,435,216

	Machinery - Construction & Mining — 0.5%

1,600	Astec Industries, Inc.*	45,648
18,800	Bucyrus International, Inc.	1,303,780

		1,349,428

	Machinery - Diversified — 0.9%

1,800	AGCO Corp.*	70,218
20,200	Briggs & Stratton Corp.	384,002
19,822	Gardner Denver, Inc.	1,064,045
5,750	Middleby Corp.*	364,492
3,400	NACCO Industries, Inc. Class A	297,126

		2,179,883

	Media — 0.6%

2,300	Dex One Corp.*	28,244
16,360	Dolan Co. (The)*	186,013
14,400	Gannett Co., Inc.	176,112
2,600	Liberty Media Corp. — Capital Series A*	135,356
3,300	Liberty Media Corp. — Starz Series A*	214,104
25,000	Scholastic Corp.	695,500

		1,435,329

	Metal Fabricate & Hardware — 1.8%

46,950	CIRCOR International, Inc.	1,483,620
9,200	Haynes International, Inc.	321,264
11,600	Ladish Co., Inc.*	361,108
14,900	Mueller Industries, Inc.	394,701
14,600	Mueller Water Products, Inc.	44,092
46,650	Timken Co. (The)	1,789,494

		4,394,279

	Mining — 1.7%

92,700	Aurizon Mines, Ltd.*	643,338
6,600	Coeur d’Alene Mines Corp.*	131,472
61,300	Globe Specialty Metals, Inc.*	860,652
6,200	Kaiser Aluminum Corp.	265,298
309,216	Northgate Minerals Corp.*	936,925
20,250	Royal Gold, Inc.	1,009,260
57,300	USEC, Inc.*	297,387

		4,144,332

	Miscellaneous - Manufacturing — 3.7%

37,190	Aptargroup, Inc.	1,698,467
3,500	AZZ, Inc.	149,940

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Miscellaneous - Manufacturing — continued

24,345	Brink’s Co. (The)	559,935
34,800	Ceradyne, Inc.*	812,580
28,950	Crane Co.	1,098,363
6,500	EnPro Industries, Inc.*	203,320
142,264	Griffon Corp.*	1,734,198
31,900	Harsco Corp.	784,102
57,200	Pentair, Inc.	1,923,636
3,300	Teleflex, Inc.	187,374
5,800	Trinity Industries, Inc.	129,166

		9,281,081

	Oil & Gas — 2.5%

57,114	Denbury Resources, Inc.*	907,542
18,800	Frontier Oil Corp.	251,920
26,735	Newfield Exploration Co.*	1,535,658
9,500	Penn Virginia Corp.	152,380
3,500	Petroleum Development Corp.*	96,600
70,000	Petroquest Energy, Inc.*	426,300
7,610	QEP Resources, Inc.	229,365
8,400	Rowan Cos., Inc.*	255,024
17,764	SM Energy Co.	665,439
14,800	Stone Energy Corp.*	218,004
45,500	Tesoro Corp.	607,880
23,100	W&T Offshore, Inc.	244,860
7,950	Whiting Petroleum Corp.*	759,305

		6,350,277

	Oil & Gas Services — 1.8%

44,280	Acergy SA, Sponsored ADR	816,966
45,200	Cal Dive International, Inc.*	247,244
71,000	Complete Production Services, Inc.*	1,451,950
33,975	Oil States International, Inc.*	1,581,536
35,800	Tetra Technologies, Inc.*	365,160

		4,462,856

	Packaging & Containers — 0.9%

27,750	Ball Corp.	1,633,088
13,814	Packaging Corp. of America	320,070
2,900	Sealed Air Corp.	65,192
7,200	Silgan Holdings, Inc.	228,240
700	Sonoco Products Co.	23,408

		2,269,998

	Pharmaceuticals — 1.9%

49,675	AmerisourceBergen Corp.	1,523,036
14,300	Endo Pharmaceuticals Holdings, Inc.*	475,332

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Pharmaceuticals — continued

13,300	Impax Laboratories, Inc.*	263,340
4,400	King Pharmaceuticals, Inc.*	43,824
3,700	NBTY, Inc.*	203,426
17,500	Omnicare, Inc.	417,900
8,000	PharMerica Corp.*	76,240
50,600	Valeant Pharmaceuticals International, Inc.	1,267,530
24,500	Viropharma, Inc.*	365,295

		4,635,923

	Pipelines — 0.7%

10,530	National Fuel Gas Co.	545,559
75,300	Questar Corp.	1,320,009

		1,865,568

	Real Estate — 1.1%

87,100	CB Richard Ellis Group, Inc. Class A*	1,592,188
10,830	FirstService Corp.*	261,219
35,900	Forestar Group, Inc.*	612,095
35,660	Hilltop Holdings, Inc.*	341,623

		2,807,125

	REITS — 6.7%

2,000	Acadia Realty Trust REIT	38,000
3,000	Alexandria Real Estate Equities, Inc. REIT	210,000
11,300	AMB Property Corp. REIT	299,111
3,768	American Campus Communities, Inc. REIT	114,698
400	American Capital Agency Corp. REIT	10,628
8,200	Anworth Mortgage Asset Corp. REIT	58,466
7,756	Apartment Investment & Management Co. REIT Class A	165,823
88,725	BioMed Realty Trust, Inc. REIT	1,589,952
8,300	Brandywine Realty Trust REIT	101,675
4,300	Bre Properties, Inc. REIT	178,450
4,400	Camden Property Trust REIT	211,068
4,600	Capstead Mortgage Corp. REIT	50,002
100,391	CBL & Associates Properties, Inc. REIT	1,311,106
66,100	Chimera Investment Corp. REIT	261,095
4,600	Colonial Properties Trust REIT	74,474
4,775	CommonWealth REIT	122,240
3,800	Corporate Office Properties Trust REIT	141,778
5,007	Cousins Properties, Inc. REIT	35,750
15,900	DCT Industrial Trust, Inc. REIT	76,161
14,800	Developers Diversified Realty Corp. REIT	166,056
11,153	DiamondRock Hospitality Co. REIT*	105,842
7,800	Douglas Emmett, Inc. REIT	136,578
18,600	Duke Realty Corp. REIT	215,574
71,750	DuPont Fabros Technology, Inc. REIT	1,804,512
1,000	EastGroup Properties, Inc. REIT	37,380

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)
	REITS — continued

3,500	Entertainment Properties Trust REIT	151,130
2,700	Equity One, Inc. REIT	45,576
1,900	Essex Property Trust, Inc. REIT	207,936
6,600	Extra Space Storage, Inc. REIT	105,864
3,300	Federal Realty Investment Trust REIT	269,478
2,800	First Potomac Realty Trust REIT	42,000
5,300	Franklin Street Properties Corp. REIT	65,826
4,700	Glimcher Realty Trust REIT	28,905
1,400	Government Properties Income Trust REIT	37,380
2,400	Hatteras Financial Corp. REIT	68,328
8,600	Health Care, Inc. REIT	407,124
4,500	Healthcare Realty Trust, Inc. REIT	105,255
7,400	Hersha Hospitality Trust REIT Class A	38,332
4,900	Highwoods Properties, Inc. REIT	159,103
44,400	Home Properties, Inc. REIT	2,348,760
8,200	Hospitality Properties Trust REIT	183,106
5,300	Inland Real Estate Corp. REIT	44,043
1,700	Invesco Mortgage Capital, Inc. REIT	36,584
4,500	Investors Real Estate Trust REIT	37,710
6,400	iStar Financial, Inc. REIT*	19,584
4,000	Kilroy Realty Corp. REIT	132,560
5,100	Lasalle Hotel Properties REIT	119,289
7,073	Lexington Realty Trust REIT	50,643
8,300	Liberty Property Trust REIT	264,770
1,300	LTC Properties, Inc. REIT	33,176
9,829	Macerich Co. (The) REIT	422,156
5,300	Mack-Cali Realty Corp. REIT	173,363
8,100	Medical Properties Trust, Inc. REIT	82,134
18,800	MFA Financial, Inc. REIT	143,444
1,000	Mid-America Apartment Communities, Inc. REIT	58,280
1,600	National Health Investors, Inc. REIT	70,496
6,300	National Retail Properties, Inc. REIT	158,193
9,200	Nationwide Health Properties, Inc. REIT	355,764
5,400	Omega Healthcare Investors, Inc. REIT	121,230
3,400	Pennsylvania Real Estate Investment Trust REIT	40,324
3,500	Piedmont Office Realty Trust, Inc. REIT	66,185
3,600	Post Properties, Inc. REIT	100,512
1,100	PS Business Parks, Inc. REIT	62,227
7,900	Realty Income Corp. REIT	266,388
4,500	Redwood Trust, Inc. REIT	65,070
6,100	Regency Centers Corp. REIT	240,767
9,100	Senior Housing Properties Trust REIT	213,850
5,600	SL Green Realty Corp. REIT	354,648
2,100	Sovran Self Storage, Inc. REIT	79,590
3,200	Starwood Property Trust, Inc. REIT	63,584
1,300	Sun Communities, Inc. REIT	39,910
6,600	Sunstone Hotel Investors, Inc. REIT*	59,862
1,300	Tanger Factory Outlet Centers REIT	61,282

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)
	REITS — continued

4,000	Taubman Centers, Inc. REIT	178,440
6,600	U-Store-It Trust REIT	55,110
11,284	UDR, Inc. REIT	238,318
3,500	Washington Real Estate Investment Trust REIT	111,055
8,600	Weingarten Realty Investors REIT	187,652

		16,588,715

	Retail — 6.5%

7,150	Abercrombie & Fitch Co. Class A	281,138
2,000	Barnes & Noble, Inc.	32,420
20,850	Big Lots, Inc.*	693,263
10,280	BJ’s Wholesale Club, Inc.*	426,620
28,270	Bob Evans Farms, Inc.	793,539
31,700	Brinker International, Inc.	597,862
18,700	Brown Shoe Co., Inc.	214,489
15,100	Copart, Inc.*	497,847
15,230	Cracker Barrel Old Country Store, Inc.	773,075
1,700	Dillard’s, Inc. Class A	40,188
11,120	Dollar Tree, Inc.*	542,211
31,680	Dress Barn, Inc.*	752,400
59,800	Finish Line (The) Class A	831,818
12,200	Foot Locker, Inc.	177,266
43,010	Fred’s, Inc. Class A	507,518
25,600	GameStop Corp. Class A*	504,576
29,000	HSN, Inc.*	867,100
18,600	Insight Enterprises, Inc.*	290,904
9,700	Jones Apparel Group, Inc.	190,508
22,500	Macy’s, Inc.	519,525
52,400	Nu Skin Enterprises, Inc. Class A	1,509,120
24,670	OfficeMax, Inc.*	322,930
17,030	Papa John’s International, Inc.*	449,251
2,600	Pep Boys — Manny, Moe & Jack (The)	27,508
53,320	Petsmart, Inc.	1,866,200
10,300	Quiksilver, Inc.*	40,273
26,730	Regis Corp.	511,345
30,780	Signet Jewelers, Ltd.*	976,957
18,700	Wet Seal (The), Inc. Class A*	63,393
28,500	Williams-Sonoma, Inc.	903,450

		16,204,694

	Savings & Loans — 1.1%

17,700	Astoria Financial Corp.	241,251
171,100	First Niagara Financial Group, Inc.	1,993,315
37,400	Provident Financial Services, Inc.	462,264

		2,696,830

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)

	Semiconductors — 1.8%

165,800	Atmel Corp.*	1,319,768
44,400	Entropic Communications, Inc.*	426,240
3,800	Fairchild Semiconductor International, Inc.*	35,720
90,700	Micron Technology, Inc.*	653,947
194,800	Teradyne, Inc.*	2,170,072

		4,605,747

	Software — 0.4%

11,300	Broadridge Financial Solutions, Inc.	258,431
31,800	CSG Systems International, Inc.*	579,714
5,800	Quest Software, Inc.*	142,622

		980,767

	Telecommunications — 1.4%

27,900	Amdocs, Ltd.*	799,614
25,000	Arris Group, Inc.*	244,250
700	Black Box Corp.	22,442
400	EchoStar Corp. Class A*	7,632
52,500	JDS Uniphase Corp.*	650,475
16,150	NTELOS Holdings Corp.	273,258
165,800	Qwest Communications International, Inc.	1,039,566
9,200	Telephone & Data Systems, Inc.	301,760
13,500	Tellabs, Inc.	100,575

		3,439,572

	Textiles — 0.6%

12,420	G&K Services, Inc. Class A	283,921
26,305	UniFirst Corp.	1,161,366

		1,445,287

	Toys, Games & Hobbies — 0.2%

25,000	Jakks Pacific, Inc.*	441,000
2,500	RC2 Corp.*	52,375

		493,375

	Transportation — 1.2%

45,425	Atlas Air Worldwide Holdings, Inc.*	2,284,878
7,190	Bristow Group, Inc.*	259,415
3,400	Kansas City Southern*	127,194
1,200	Ryder System, Inc.	51,324
15,100	Ship Finance International, Ltd.	293,393
1,500	Tidewater, Inc.	67,215

		3,083,419

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)

	Trucking & Leasing — 0.3%

29,800	Aircastle, Ltd.	252,704
6,980	Amerco, Inc.*	554,770

		807,474

	Water — 0.6%

53,500	American Water Works Co., Inc.	1,244,945
14,989	SJW Corp.	369,179

		1,614,124

	TOTAL COMMON STOCKS (COST $216,751,386)	242,955,854

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.9%

	Bank Deposits — 0.9%

2,356,657	State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/10	2,356,657

	TOTAL SHORT-TERM INVESTMENTS (COST $2,356,657)	2,356,657

	TOTAL INVESTMENTS — 98.4% (Cost $219,108,043)	245,312,511

	Other Assets and Liabilities (net) — 1.6%	3,992,612

	NET ASSETS — 100.0%	$249,305,123

	Notes to Schedule of Investments:

	Industry classifications are unaudited

	ADR — American Depository Receipt

	REIT — Real Estate Investment Trust

	* Non-income producing security.

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	97.5
Short-Term Investments	0.9
Other Assets and Liabilities (net)	1.6

100.0%

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.7%

	Australia — 3.8%

52,771	Austria & New Zealand Banking Group, Ltd.	1,209,942
294,129	BGP Holdings Plc****	—
296,796	BHP Billiton, Ltd.	11,181,674
350,192	BlueScope Steel, Ltd.	745,962
92,745	Boart Longyear Group	283,769
75,240	Boral, Ltd.	335,844
213,350	Brambles, Ltd.	1,295,233
26,914	Caltex Australia, Ltd.	312,453
154,513	Charter Hall Office REIT	365,042
77,842	Commonwealth Bank of Australia	3,856,710
155,185	CSL, Ltd.	4,966,023
568,137	Dexus Property Group REIT	470,334
1,017,783	Goodman Group REIT	635,627
311,410	GPT Group REIT	886,477
195,300	Incitec Pivot, Ltd.	678,866
718,677	ING Office Fund REIT	417,515
329,082	Mirvac Group	423,783
157,295	National Australia Bank, Ltd.	3,859,305
73,946	OneSteel, Ltd.	209,783
308,490	Pacific Brands, Ltd.*	334,539
188,769	Qantas Airways, Ltd.*	509,944
18,832	Rio Tinto, Ltd.	1,399,831
330,688	Stockland	1,229,525
61,545	Suncorp-Metway, Ltd.	536,319
47,569	Tabcorp Holdings, Ltd.	322,411
1,008,942	Telstra Corp., Ltd.	2,559,499
250,418	Westpac Banking Corp.	5,634,939
37,958	Woodside Petroleum, Ltd.	1,612,714
30,301	Woolworths, Ltd.	846,135

	Total Australia	47,120,198

	Austria — 0.7%

9,696	Erste Group Bank AG	388,770
565	Flughafen Wien AG	32,743
117,457	IMMOFINANZ AG*	438,403
53,415	OMV AG	2,002,444
7,717	Raiffeisen International Bank Holding AG	360,306
102,199	Vienna Insurance Group	5,501,359
7,237	Voestalpine AG	266,956

	Total Austria	8,990,981

	Belgium — 1.1%

219,408	Ageas SA	629,026
102,586	Anheuser-Busch InBev NV	6,043,178
22,620	Belgacom SA	883,346
2,773	Colruyt SA	734,048

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Belgium — continued

34,271	Delhaize Group	2,489,057
116,212	Dexia*	512,766
31,300	KBC Groep NV*	1,406,056
31,925	Nyrstar	426,688
7,656	Umicore	331,432

	Total Belgium	13,455,597

	Bermuda — 1.2%

146,690	Catlin Group, Ltd.	787,080
628,633	Esprit Holdings, Ltd.	3,405,041
9,142	Frontline, Ltd.	260,232
123,600	Golden Ocean Group, Ltd.	172,012
160,000	Great Eagle Holdings, Ltd.	485,367
233,432	Hiscox, Ltd.	1,283,034
34,703	Lancashire Holdings, Ltd.	303,502
1,142,000	Li & Fung, Ltd.	6,450,523
375,909	Noble Group, Ltd.	540,136
749,000	Pacific Basin Shipping, Ltd.	540,293
152,500	Yue Yuen Industrial Holdings	563,782

	Total Bermuda	14,791,002

	Brazil — 2.3%

204,903	Banco do Brasil SA	3,885,925
566,800	BR Malls Participacoes SA	4,730,582
20,010	Cia de Concessoes Rodoviarias	515,545
46,100	Cia Siderurgica Nacional SA, Sponsored ADR	814,587
193,600	Cielo SA	1,683,230
48,540	Companhia Energetica de Minas Gerais, Sponsored ADR	795,571
216,072	Itau Unibanco Holding SA, ADR	5,224,621
32,700	Natura Cosmeticos SA	878,202
125,547	Petroleo Brasileiro SA, Sponsored ADR	4,120,452
108,118	Redecard SA	1,675,184
16,556	Souza Cruz SA	826,334
52,800	Vale SA, ADR	1,465,200
67,000	Vale SA, Sponsored ADR	2,095,090

	Total Brazil	28,710,523

	Canada — 2.1%

20,900	Agrium, Inc.	1,572,823
15,700	Bank of Montreal	910,305
8,900	Barrick Gold Corp.	412,531
18,000	BCE, Inc.	587,454
184,886	Cameco Corp.	5,154,496
186,732	Encana Corp.	5,659,207
11,400	First Quantum Minerals, Ltd.	869,572
175,600	Lundin Mining Corp.*	879,840
12,300	Magna International, Inc. Class A	1,012,321

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Canada — continued

11,000	Metro, Inc. Class A	478,666
26,985	National Bank of Canada	1,707,985
96,507	Nexen, Inc.	1,947,356
76,913	Penn West Energy Trust	1,545,982
15,600	Sun Life Financial, Inc.	409,370
45,011	Suncor Energy, Inc.	1,469,872
16,800	Teck Resources, Ltd. Class B	693,060
11,100	Toronto-Dominion Bank	805,571

	Total Canada	26,116,411

	Cayman Islands — 0.5%

18,600	Netease.com, Inc., ADR*	733,584
233,600	Tencent Holdings, Ltd.	5,100,371

	Total Cayman Islands	5,833,955

	China — 0.7%

7,148,000	China Construction Bank Class H	6,261,130
784,000	China Petroleum & Chemical Corp. Class H	694,806
9,500	Weichai Power Co., Ltd.	100,957
446,670	Yanzhou Coal Mining Co., Ltd.	1,095,501

	Total China	8,152,394

	Denmark — 1.1%

2,734	Carlsberg AS Class B	285,485
4,882	D/S Norden	193,538
5,717	Danisco AS	510,568
91,000	Danske Bank AS*	2,198,857
107,180	Novo Nordisk AS	10,651,831

	Total Denmark	13,840,279

	Egypt — 0.4%

99,438	Commercial International Bank	742,336
13,798	Eastern Tobacco	307,807
9,377	Egyptian Co. for Mobile Services	297,962
74,124	Orascom Construction Industries, GDR	3,334,839
17,939	Orascom Construction Industries	787,167

	Total Egypt	5,470,111

	Finland — 1.0%

244,149	Fortum OYJ	6,396,265
20,322	Metso OYJ	932,740
24,738	Neste Oil OYJ	387,031
225,642	Nokia OYJ	2,270,304
9,026	Rautaruukki OYJ	186,806
18,356	Sampo OYJ Class A	496,431
37,040	Stora Enso OYJ	366,611

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Finland — continued

20,070	Tieto OYJ	400,034
37,294	UPM-Kymmene OYJ	639,986

	Total Finland	12,076,208

	France — 8.8%

9,527	Air Liquide	1,163,931
15,900	Arkema SA	814,652
207,369	AXA SA	3,630,762
229,270	BNP Paribas	16,329,188
58,000	Bouygues SA	2,493,034
31,700	Cap Gemini SA	1,592,589
11,938	Casino Guichard Perrachon SA	1,094,558
11,009	CFAO SA	438,861
148	Cie de Saint-Gobain	6,593
15,946	Cie Generale de Geophysique-Veritas*	350,489
39,276	Credit Agricole SA	614,749
6,088	Dassault Systemes SA	448,480
41,853	Electricite de France	1,807,838
14,101	Essilor International	971,583
8,846	Euler Hermes SA*	722,541
140,189	France Telecom SA	3,033,470
8,739	GDF Suez	313,295
53,085	Groupe Danone SA	3,179,695
4,704	Hermes International	1,075,669
9,253	L’Oreal	1,041,904
36,408	Lagardere S.C.A.	1,424,275
51,704	Legrand SA	1,751,247
62,286	LVMH Moet Hennessy Louis Vuitton SA	9,149,539
31,099	Neopost SA	2,317,694
8,425	Nexans SA	613,737
13,933	Peugeot SA*	469,161
10,806	PPR	1,751,843
68,301	Renault SA*	3,519,517
33,555	Rhodia SA	805,099
16,283	Safran SA	458,374
261,614	Sanofi-Aventis	17,455,981
6,838	Schneider Electric SA	868,271
84,117	Societe Generale	4,851,846
8,672	Soitec*	82,577
9	Technicolor*	5
14,511	Technip SA	1,168,617
219,562	Total SA	11,331,905
12,253	Valeo SA*	568,494
18,221	Vallourec	1,812,665
250,442	Vivendi SA	6,855,167
8,457	Wendel	561,227

	Total France	108,941,122

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)

	Germany — 5.7%

6,855	Adidas AG	424,967
19,326	Aixtron AG	575,168
28,632	Allianz AG	3,240,431
10,640	Aurubis AG	507,747
26,197	BASF SE	1,654,271
142,879	Bayer AG	9,977,243
56,965	Bayerische Motoren Werke AG	4,000,420
3,955	Bilfinger Berger AG	272,992
40,121	DaimlerChrysler AG*	2,544,764
3,202	Demag Cranes AG*	122,989
73,388	Deutsche Bank AG	4,022,102
33,770	Deutsche Telekom AG	462,642
131,891	Deutsche Wohnen AG*	1,571,364
249,628	E.ON AG	7,371,338
201,873	GEA Group AG	5,053,074
23,717	Heidelberger Druckmaschinen AG*	113,681
226,545	Infineon Technologies AG*	1,571,449
24,284	Kloeckner & Co. SE*	547,183
23,214	Lanxess AG	1,273,692
59,805	Linde AG	7,795,544
8,472	Man AG	924,816
5,041	Merck Kgaa	424,067
13,615	MTU Aero Engines Holding AG	779,269
33,451	Muenchener Rueckver AG	4,639,801
38,050	Rhoen Klinikum AG	840,744
14,231	RWE AG	962,666
9,447	Salzgitter AG	612,803
50,632	SAP AG	2,508,123
5,497	Siemens AG	581,074
6,406	Software AG	774,849
21,742	Suedzucker AG	486,936
62,240	Symrise AG	1,732,115
57,300	Thyssenkrupp AG	1,871,166

	Total Germany	70,241,490

	Greece — 0.5%

31,861	Alpha Bank AE*	200,085
189,728	Coca Cola Hellenic Bottling Co. SA	5,014,565
73,599	National Bank of Greece SA*	720,423
34,862	OPAP SA	552,086

	Total Greece	6,487,159

	Hong Kong — 0.9%

82,000	Cathay Pacific Airways, Ltd.	221,816
2,123,800	China Resources Power Holdings Co., Ltd.	4,579,608
547,830	China Unicom Hong Kong, Ltd.	800,236
195,000	CLP Holdings, Ltd.	1,554,836

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Hong Kong — continued

182,500	Hongkong Electric Holdings	1,107,243
594,903	New World Development, Ltd.	1,195,446
787,000	Shougang Concord International Enterprises Co., Ltd.*	143,953
754,000	Singamas Container Holdings, Ltd.*	174,825
25,000	Sun Hung Kai Properties, Ltd.	430,557
42,500	Swire Pacific, Ltd.	584,134

	Total Hong Kong	10,792,654

	Hungary — 0.1%

26,457	OTP Bank Nyrt*	694,887

	India — 0.6%

61,993	Bank of India	714,640
7,000	Infosys Technologies, Ltd., Sponsored ADR	471,170
30,360	Jindal Steel & Power, Ltd.	478,693
49,160	Punjab National Bank	1,417,747
94,982	Reliance Industries, Ltd., GDR 144A	4,236,197

	Total India	7,318,447

	Indonesia — 0.3%

730,400	Bank Mandiri	589,230
33,210	PT Telekomunikasi Indonesia, Sponsored ADR	1,371,241
569,500	Semen Gresik Persero Tbk PT	631,714
219,500	Tambang Batubara Bukit Asam Tbk PT	478,350
263,183	United Tractors Tbk PT	603,036

	Total Indonesia	3,673,571

	Ireland — 0.7%

93,733	C&C Group Plc	412,045
42,508	CRH Plc (Dublin Exchange)	698,705
16,582	DCC Plc	475,619
18,028	Kerry Group Plc	633,386
204,950	Ryanair Holdings Plc, Sponsored ADR	6,314,509
65,931	Smurfit Kappa Group Plc*	663,367

	Total Ireland	9,197,631

	Israel — 0.8%

174,112	Bezeq Israeli Telecommunication Corp., Ltd.	434,963
59,153	Israel Chemicals, Ltd.	836,196
16,328	Partner Communications Co., Ltd.	303,231
145,189	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	7,658,720

	Total Israel	9,233,110

	Italy — 3.0%

13,035	Atlantia Spa	270,490
102,273	Bulgari Spa	927,098

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Italy — continued

845,752	Enel Spa	4,514,569
675,766	ENI Spa	14,604,065
30,979	Fondiaria-Sai Spa (Ordinary Shares)	313,388
48,936	Mediaset Spa	347,399
59,016	Milano Assicurazioni Spa	110,621
208,614	Parmalat Spa	535,994
27,995	Recordati Spa	251,097
27,128	Saipem Spa	1,088,093
129,011	Snam Rete Gas Spa	654,308
1,661,500	Telecom Italia Spa	2,324,988
2,520,693	Telecom Italia Spa-RNC	2,844,195
151,565	Terna Rete Elettrica Nazionale Spa	645,063
2,536,680	UniCredito Italiano Spa	6,486,344
76,706	Unione di Banche Italiane SCPA	744,553

	Total Italy	36,662,265

	Japan — 19.1%

111	Advance Residence Investment Corp. REIT*	186,949
107,556	Aeon Co., Ltd.	1,153,581
56,100	Aiful Corp.*	49,694
23,000	Air Water, Inc.	273,115
50,000	All Nippon Airways Co., Ltd.*	184,941
87,200	Alps Electric Co., Ltd.	713,967
64,900	Asahi Breweries, Ltd.	1,297,379
281,000	Asahi Glass Co., Ltd.	2,862,473
54,400	Astellas Pharma, Inc.	1,963,323
22,000	Canon, Inc.	1,025,736
106,294	Chiba Bank, Ltd. (The)	619,645
89,000	Chuo Mitsui Trust Holdings, Inc.	295,104
338	Cyber Agent, Inc.	609,322
146,132	Daiei, Inc.*	596,493
72,000	Daiichi Chuo Kisen Kaisha*	174,096
206,000	Daikyo, Inc.*	278,645
113,000	Dainippon Screen Manufacturing Co., Ltd.*	581,638
28,900	Daito Trust Construction Co., Ltd.	1,726,251
491,246	Daiwa Securities Group, Inc.	1,981,684
30,400	Dena Co., Ltd.	956,687
75,000	Denki Kagaku Kogyo KK	322,301
332,000	DIC Corp.	584,199
3,400	Disco Corp.	195,356
17,400	Don Quijote Co., Ltd.	431,772
176,000	Dowa Holdings Co., Ltd.	1,047,067
10,422	East Japan Railway Co.	628,763
102,000	Ebara Corp.*	451,760
20,900	Eisai Co., Ltd.	730,274
36,100	Elpida Memory, Inc.*	414,843
18,700	Fanuc, Ltd.	2,379,471

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Japan — continued

23,600	Fast Retailing Co., Ltd.	3,322,193
122,000	Fuji Electric Holdings Co., Ltd.	319,823
185,000	Fuji Heavy Industries, Ltd.	1,178,118
875	Fuji Media Holdings, Inc.	1,113,389
13,200	Fuji Oil Co., Ltd.	197,826
26,000	Fujitsu, Ltd.	182,380
39,497	Glory, Ltd.	963,549
23,500	Gree, Inc.	381,727
109,294	Hachijuni Bank, Ltd. (The)	570,412
49,000	Hanwa Co., Ltd.	192,387
329,500	Haseko Corp.*	264,263
11,900	Hikari Tsushin, Inc.	223,499
26,259	Hisamitsu Pharmaceutical Co., Inc.	1,071,860
24,700	Hitachi Construction Machinery Co., Ltd.	533,678
384,000	Hitachi, Ltd.	1,677,759
202,700	Honda Motor Co., Ltd.	7,189,372
486	Inpex Holdings, Inc.	2,286,306
457,000	Isuzu Motors, Ltd.	1,761,480
324,609	Itochu Corp.	2,968,653
236	Japan Retail Fund Investment Corp. REIT	331,937
1,407	Japan Tobacco, Inc.	4,680,456
57,000	JFE Holdings, Inc.	1,741,932
154,714	Joyo Bank, Ltd. (The)	674,119
3,207	Jupiter Telecommunications Co., Ltd.	3,454,992
773,400	JX Holdings, Inc.	4,480,795
23,900	K’s Holdings Corp.	549,294
176,000	Kajima Corp.	423,462
46	Kakaku.com, Inc.	266,232
248,408	Kao Corp.	6,048,143
247,000	Kawasaki Kisen Kaisha, Ltd.	928,394
1,362	KDDI Corp.	6,513,275
29,700	Kobayashi Pharmaceutical Co., Ltd.	1,317,195
282,400	Komatsu, Ltd.	6,551,247
22,900	Konami Corp.	404,053
288,264	Konica Minolta Holdings, Inc.	2,808,797
37,186	Kose Corp.	882,244
145,000	Kurita Water Industries, Ltd.	4,021,606
2,900	Kyocera Corp.	273,893
54,773	Lawson, Inc.	2,507,861
96,300	Leopalace21 Corp.*	160,231
220,000	Marubeni Corp.	1,242,997
392,000	Mazda Motor Corp.	943,165
48,000	Miraca Holdings, Inc.	1,697,869
110,500	Mitsubishi Chemical Holdings Corp.	560,833
175,700	Mitsubishi Co.	4,166,408
105,000	Mitsubishi Electric Corp.	902,442
129,000	Mitsubishi Gas Chemical Co., Inc.	748,923

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Japan — continued

345,000	Mitsubishi Materials Corp.*	991,142
48,921	Mitsubishi Tanabe Pharma Corp.	796,416
115,500	Mitsubishi UFJ Financial Group, Inc.	537,820
12,320	Mitsubishi UFJ Lease & Finance Co., Ltd.	432,837
159,800	Mitsui & Co., Ltd.	2,375,767
108,191	Mitsui Fudosan Co., Ltd.	1,823,473
118,000	Mitsui Mining & Smelting Co., Ltd.	337,587
113,000	Mitsui OSK Lines, Ltd.	710,139
1,195,200	Mizuho Financial Group, Inc.	1,745,444
33,607	Namco Bandai Holdings, Inc.	311,370
54,000	NGK Spark Plug Co., Ltd.	722,025
83,000	Nichirei Corp.	351,712
51,600	Nidec Corp.	4,583,098
2,600	Nintendo Co., Ltd.	649,222
44,000	Nippon Denko Co., Ltd.	347,091
482,000	Nippon Electric Glass Co., Ltd.	6,565,909
122,000	Nippon Express Co., Ltd.	462,940
78,000	Nippon Sheet Glass Co., Ltd.	169,931
106,665	Nippon Telegraph & Telephone Corp.	4,653,985
9,360	Nippon Television Network Corp.	1,202,212
51,000	Nippon Yakin Kogyo Co., Ltd.*	156,284
207,000	Nippon Yusen KK	847,426
629,261	Nissan Motor Company, Ltd.	5,491,157
9,500	Nisshin Seifun Group, Inc.	124,749
63,200	Nitori Co., Ltd.	5,280,536
26,100	Nitto Denko Corp.	1,020,068
93,441	Nomura Research Institute, Ltd.	1,754,955
47,000	NSK, Ltd.	318,434
101	NTT Data Corp.	319,056
1,515	NTT DoCoMo, Inc.	2,520,768
114,000	Obayashi Corp.	453,052
42,000	OKUMA Corp.*	231,769
31,387	Omron Corp.	712,350
6,800	Ono Pharmaceutical Co., Ltd.	295,882
47,421	Orix Corp.	3,621,570
300,000	Osaka Gas Co., Ltd.	1,080,919
84,000	Pacific Metals Co., Ltd.	684,750
165,700	Pioneer Corp.*	577,193
6,760	Point, Inc.	306,684
6,569	Rakuten, Inc.	4,804,476
130,500	Resona Holdings, Inc.	1,170,032
39,000	Ricoh Company, Ltd.	549,473
54,300	Round One Corp.	198,246
7,600	Ryohin Keikaku Co., Ltd.	254,728
33,634	Sankyo Co., Ltd.	1,779,534
39,733	Santen Pharmaceutical Co., Ltd.	1,375,007
89,189	Sanyo Shokai, Ltd.	372,599

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Japan — continued

126,941	Sapporo Hokuyo Holdings, Inc.	586,536
16,100	Secom Co., Ltd.	726,562
20,500	Sega Sammy Holdings, Inc.	313,119
72,400	Seven & I Holdings Co., Ltd.	1,695,169
174,588	Sharp Corp.	1,736,685
129,240	Shin-Etsu Chemical Co., Ltd.	6,288,731
185,000	Shionogi & Co., Ltd.	3,383,768
20,000	Softbank Corp.	653,819
429,500	Sojitz Corp.	771,187
61,624	Sony Corp.	1,903,897
1,427	Sony Financial Holdings, Inc.	4,646,205
260,800	Stanley Electric Co., Ltd.	4,152,071
118,600	Sumitomo Corp.	1,527,575
88,700	Sumitomo Electric Industries, Ltd.	1,080,879
63,000	Sumitomo Heavy Industries, Ltd.	324,276
30,000	Sumitomo Light Metal Industries*	33,397
122,466	Sumitomo Mitsui Financial Group	3,565,206
57,191	Sumitomo Realty & Development Co., Ltd.	1,180,925
204,348	Sumitomo Trust & Banking Co., Ltd. (The)	1,022,474
361,000	Taiheiyo Cement Corp.*	423,486
242,000	Taisei Corp.	498,252
18,000	Taisho Pharmaceutical Co., Ltd.	363,921
34,000	Taiyo Yuden Co., Ltd.	407,805
113,500	Takeda Pharmaceutical Co., Ltd.	5,210,348
36,550	Takefuji Corp.	1,750
5,100	TDK Corp.	284,181
26,000	Toho Zinc Co., Ltd.	104,573
78,343	Tokyo Electric Power Company	1,909,341
312,000	Tokyo Gas Co., Ltd.	1,415,466
39,700	Tokyo Steel Manufacturing Co., Ltd.	468,093
163,000	Tokyo Tatemono Co., Ltd.	624,372
19,000	TonenGeneral Sekiyu KK	175,808
464,463	Toshiba Corp.	2,246,146
7,000	Toyo Suisan Kaisha, Ltd.	144,206
74,800	Toyota Motor Corp.	2,684,348
48,400	Toyota Tsusho Corp.	712,617
11,700	Unicharm Corp.	470,577
44,500	UNY Co., Ltd.	351,568
21,517	USS Co., Ltd.	1,604,631
663	Yahoo! Japan Corp.	228,883
14,070	Yamada Denki Co., Ltd.	872,428
192,562	Yamato Holdings Co., Ltd.	2,328,078
128,000	Zeon Corp.	1,060,283

	Total Japan	236,653,457

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)

	Luxembourg — 0.6%

24,210	Acergy SA	448,548
13,735	ArcelorMittal	453,025
60,217	Millicom International Cellular SA	5,777,821
9,572	Oriflame Cosmetics SA, SDR	615,943
13,349	Tenaris SA	256,412

	Total Luxembourg	7,551,749

	Malaysia — 0.0%

25,800	British American Tobacco Malaysia Berhad	405,178

	Mauritius — 0.1%

2,678,000	Golden Agri-Resources, Ltd.	1,160,497

	Mexico — 0.8%

120,025	America Movil SA de CV Series L, ADR	6,400,933
13,780	Desarrolladora Homex SA de CV, ADR*	446,059
15,620	Fomento Economico Mexicano SA de CV, Sponsored ADR	792,402
280,570	Grupo Mexico SAB de CV	813,194
35,080	Grupo Televisa SA, Sponsored ADR	663,714
70,060	Kimberly-Clark de Mexico SAB de CV	452,020

	Total Mexico	9,568,322

	Netherlands — 2.5%

23,368	ASML Holding NV	698,973
16,413	CSM	482,984
139,521	Heineken NV	7,245,638
722,979	ING Groep NV*	7,511,157
29,025	Koninklijke Ahold NV	391,811
88,151	Koninklijke BAM Groep NV	571,633
7,280	Koninklijke Boskalis Westminster NV	305,962
21,873	Koninklijke DSM NV	1,122,178
91,241	Koninklijke Philips Electronics NV	2,871,783
4,764	Koninklijke Vopak NV	227,699
40,333	Randstad Holding NV*	1,834,963
18,345	Reed Elsevier NV	231,663
235,442	Royal KPN NV	3,646,573
100,393	SNS REAAL NV*	411,855
81,669	TNT NV	2,197,558
32,827	TomTom NV*	228,335
15,405	Unilever NV	461,103
6,280	Van Lanschot NV*	278,637
5,018	Wereldhave NV	487,761

	Total Netherlands	31,208,266

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)

	New Zealand — 0.1%

69,531	Fletcher Building, Ltd.	412,216
576,088	Telecom Corp. of New Zealand, Ltd.	855,958
315,265	Telecom Corp. of New Zealand, Ltd. (Australia Exchange)	473,146

	Total New Zealand	1,741,320

	Norway — 0.7%

240,768	DnB NOR ASA	3,291,124
58,250	Petroleum Geo-Services ASA*	666,928
706,518	Storebrand ASA*	4,341,994
12,678	Yara International ASA	575,859

	Total Norway	8,875,905

	Pakistan — 0.1%

193,600	Oil & Gas Development Co., Ltd.	328,482
197,640	Pakistan Petroleum	394,203

	Total Pakistan	722,685

	Philippines — 0.1%

21,770	Philippine Long Distance Telephone Co., Sponsored ADR	1,303,152

	Portugal — 0.5%

438,286	Jeronimo Martins SGPS SA	5,869,798

	Russia — 0.4%

40,000	Gazprom OAO-SA, Sponsored ADR	838,000
32,609	LUKOIL OAO, Sponsored ADR	1,848,930
22,749	Magnit OJSC, GDR 144A	534,324
38,725	Mobile Telesystems, Sponsored ADR	822,132
214,771	TNK-BP Holding	472,496
4,651	Uralkali, GDR	102,090
22,061	Uralkali (Ordinary Shares), GDR	484,239

	Total Russia	5,102,211

	Singapore — 1.8%

443,000	CapitaCommercial Trust REIT	498,453
724,946	DBS Group Holdings, Ltd.	7,760,094
181,000	Ezra Holdings, Ltd.	236,682
156,000	Indofood Agri Resources, Ltd.*	268,035
115,000	Jaya Holdings, Ltd.*	56,829
717,000	Keppel Corp., Ltd.	4,895,017
400,000	Neptune Orient Lines Ltd.*	602,121
149,000	Oversea-Chinese Banking Corp., Ltd.	1,002,509
77,000	SembCorp Marine, Ltd.	230,060
200,000	Singapore Exchange, Ltd.	1,371,498
201,000	Singapore Press Holdings, Ltd.	649,447
808,000	Singapore Telecommunications, Ltd.	1,928,856

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Singapore — continued

410,000	Suntec Real Estate Investment Trust REIT	470,673
260,000	Swiber Holdings, Ltd.*	201,619
68,000	United Overseas Bank, Ltd.	947,094
202,230	Venture Corp., Ltd.	1,509,787

	Total Singapore	22,628,774

	South Africa — 0.6%

21,144	Kumba Iron Ore, Ltd.	1,100,296
29,405	Massmart Holdings, Ltd.	623,153
130,877	Murray & Roberts Holdings	842,576
30,627	Nedbank Group, Ltd.	647,689
134,589	Pretoria Portland Cement Co., Ltd.	616,759
258,376	Salam, Ltd.	974,333
41,382	Shoprite Holdings, Ltd.	587,120
39,542	Standard Bank Group, Ltd.	629,334
23,304	Tiger Brands, Ltd.	633,531
69,724	Truworths International, Ltd.	699,809

	Total South Africa	7,354,600

	South Korea — 1.4%

281,404	Celltrion, Inc.*	5,515,790
16,874	Hana Financial Group, Inc.	499,450
3,127	Hite Brewery Co., Ltd.	348,282
2,433	Hyundai Mobis	548,372
15,127	KB Financial Group, Inc.	650,053
7,258	KB Financial Group, Inc., ADR	311,150
112,882	Korea Life Insurance Co., Ltd.	755,351
19,220	KT&G Corp.	1,146,205
6,658	NHN Corp.*	1,144,458
2,430	Samsung Electronics, GDR	833,490
4,388	Samsung Electronics Co., Ltd.	2,990,113
950	Samsung Electronics REGS, GDR	325,850
38,938	Shinhan Financial Group Co., Ltd.	1,490,589
20,905	Woongjin Coway Co., Ltd.	814,016

	Total South Korea	17,373,169

	Spain — 1.9%

63,044	Amadeus IT Holding SA*	1,161,484
118,019	Banco Bilbao Vizcaya Argentaria SA	1,595,890
68,256	Banco Popular Espanol SA	433,302
473,786	Banco Santander SA	6,026,357
86,124	Inditex SA	6,851,185
81,842	Red Electrica Corp. SA	3,854,153
85,189	Repsol VPF SA	2,197,490
72,315	Telefonica SA	1,793,330

	Total Spain	23,913,191

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)

	Sweden — 2.3%

30,887	Alfa Laval AB	541,970
99,021	Assa Abloy AB	2,501,069
59,174	Atlas Copco AB Class A	1,143,820
82,493	Boliden AB	1,251,389
51,494	Electrolux AB Class B	1,270,030
101,503	Hennes & Mauritz AB Class B	3,681,257
9,565	Investor AB Class B	194,553
10,451	Modern Times Group-B SHS	780,267
18,615	NCC AB	381,120
36,763	Nordea Bank AB	383,440
79,526	Sandvik AB	1,220,559
46,873	Skandinaviska Enskilda Banken AB	348,071
27,898	SKF AB	642,472
43,840	Svenska Handelsbanken AB Series A	1,438,851
149,335	Swedbank AB*	2,073,435
28,442	Swedish Match AB	759,800
292,569	Tele2 AB	6,150,837
213,983	Telefonaktiebolaget LM Ericsson	2,352,667
74,505	Trelleborg AB Class B	687,427
69,378	Volvo AB Class B*	1,020,484

	Total Sweden	28,823,518

	Switzerland — 6.8%

5,567	Actelion, Ltd.*	224,344
89,236	Adecco SA	4,690,382
743	Barry Callebaut AG-REG*	584,468
50,664	Cie Financiere Richemont SA	2,453,466
34,409	Clariant AG*	506,124
11,784	Geberit AG	2,110,855
6,917	Givaudan SA	7,108,519
21,270	Julius Baer Group, Ltd.	778,779
364,984	Nestle SA	19,557,718
233,685	Novartis AG	13,478,837
104,863	Roche Holding AG	14,404,642
11,920	Schindler Holding AG	1,286,011
4,103	SGS SA	6,669,291
4,300	Swatch Group AG Class B	1,627,217
42,260	Swiss Reinsurance	1,863,947
1,174	Swisscom AG	476,233
17,159	Syngenta AG	4,289,091
9,408	Zurich Financial Services	2,217,782

	Total Switzerland	84,327,706

	Taiwan — 0.7%

765,346	Acer, Inc.	1,945,120
522,235	Advanced Semiconductor Engineering, Inc.	422,081

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued

754,369	AU Optronics Corp.*	782,343
56,000	Delta Electronics, Inc.	233,920
121,778	HON HAI Precision Industry Co., Ltd., GDR	935,257
31,662	HTC Corp.	718,543
35,053	MediaTek, Inc.	492,558
328,752	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	3,333,545
558,000	United Microelectronics Corp.	247,373

	Total Taiwan	9,110,740

	Thailand — 0.1%

27,100	Banpu Co.	642,899
157,000	Kasikornbank PCL	641,450

	Total Thailand	1,284,349

	Turkey — 0.5%

138,501	Akbank TAS	847,408
153,833	KOC Holding AS	733,830
86,660	Turkcell Iletisim Hizmet AS, ADR	1,452,422
154,987	Turkiye Garanti Bankasi AS	900,059
469,471	Turkiye Is Bankasi	1,996,092
255,524	Turkiye Vakiflar Bankasi Tao	777,286

	Total Turkey	6,707,097

	United Kingdom — 19.1%

143,875	3i Group Plc	649,548
21,292	Aggreko Plc	526,766
118,153	Amlin Plc	747,163
37,967	Anglo American Plc	1,510,967
157,454	ARM Holdings Plc	973,111
280,360	AstraZeneca Plc	14,285,328
179,051	Autonomy Corp. Plc*	5,115,356
321,900	Aviva Plc	2,023,421
345,800	BAE Systems Plc	1,865,233
970,430	Barclays Plc	4,581,496
133,403	BG Group Plc	2,351,272
59,517	BHP Billiton Plc	1,899,185
1,356,716	BP Plc	9,145,996
200,891	British American Tobacco Plc	7,516,817
681,630	BT Group Plc	1,503,758
131,121	Bunzl Plc	1,568,250
121,122	Burberry Group Plc	1,984,987
69,671	Capita Group Plc	862,931
163,835	Centrica Plc	835,184
2,094,371	Cobham Plc	7,623,719
124,599	Compass Group Plc	1,041,601
95,466	Diageo Plc	1,648,772
94,008	Drax Group Plc	567,812

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued

826,667	DSG International Plc*	334,915
43,886	Eurasian Natural Resources Corp. Plc	635,194
159,542	Firstgroup Plc	912,102
99,599	Game Group Plc	103,586
420,000	Genting Singapore Plc*	593,910
923,654	Glaxosmithkline Plc	18,259,181
5,175	Go-Ahead Group Plc	91,497
229,988	Halma Plc	1,147,044
179,696	Home Retail Group	583,320
530,144	HSBC Holdings Plc	5,388,338
46,474	IG Group Holdings Plc	364,118
27,040	IMI Plc	327,029
89,846	Imperial Tobacco Group Plc	2,685,761
409,045	Inchcape Plc*	2,009,780
195,900	Informa Plc	1,293,142
139,381	Jardine Lloyd Thompson Group Plc	1,268,402
97,072	Kazakhmys Plc	2,221,068
29,955	Kesa Electricals Plc	69,105
16,815	Ladbrokes Plc	35,559
1,157,414	Lloyds TSB Group Plc*	1,351,840
303,200	Marks & Spencer Group Plc	1,854,275
47,357	National Express Group Plc*	180,817
44,202	Next Plc	1,543,523
171,657	Northern Foods Plc	127,134
126,273	Old Mutual Plc	276,186
51,112	Pearson Plc	793,745
12,730	Petrofac, Ltd.	275,423
704,534	Premier Foods Plc*	180,630
20,324	Provident Financial Plc	263,899
532,863	Prudential Plc	5,344,601
222,928	Reckitt Benckiser Group Plc	12,298,667
577,778	Rentokil Initial Plc*	937,777
153,154	Rio Tinto Plc	8,980,268
44,208	Rolls-Royce Group Plc*	420,416
198,929	Royal Dutch Shell Plc Class A (Amsterdam Exchange)	6,026,316
408,580	Royal Dutch Shell Plc Class A (London Exchange)	12,335,987
110,445	Royal Dutch Shell Plc Class B	3,231,910
216,198	SABMiller Plc	6,934,643
27,378	Scottish & Southern Energy Plc	482,331
26,742	Shire Plc	604,289
737,831	Smith & Nephew Plc	6,749,326
9,283	Smiths News Plc	15,360
87,689	Spectris Plc	1,482,676
64,054	Stagecoach Group Plc	183,906
330,164	Standard Chartered Plc	9,500,179
966,241	Tesco Plc	6,455,838
151,230	Thomas Cook Group Plc	409,414
119,182	Travis Perkins Plc*	1,584,153

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued

104,010	TUI Travel Plc	351,400
18,965	Unilever Plc	550,184
71,710	United Business Media, Ltd.	711,339
25,484	United Utilities Plc	230,104
192,136	Vedanta Resources Plc	6,554,928
7,853,857	Vodafone Group Plc	19,442,875
36,416	Weir Group Plc (The)	816,579
34,730	WH Smith Plc	248,025
125,790	William Hill Plc	329,045
64,021	Wolseley Plc*	1,613,141
47,068	WPP Plc	522,526
263,716	Xstrata Plc	5,061,568
798,550	Yell Group Plc*	185,859

	Total United Kingdom	236,594,826

	United States — 0.2%

20,673	Synthes, Inc.	2,403,862

	TOTAL COMMON STOCKS (COST $1,093,715,516)	1,198,484,367

	PREFERRED STOCKS — 0.7%

	Brazil — 0.2%

8,400	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	149,734
11,500	Fertilizantes Fosfatados SA	120,824
9,100	Ultrapar Participacoes SA	546,795
100,000	Usinas Siderurgicas de Minas Gerais SA	1,339,866

	Total Brazil	2,157,219

	Germany — 0.5%

70,843	Henkel AG & Co. KGaA	3,810,568
18,042	Porsche Automobil Holding SE	894,719
28,815	ProSiebenSat.1 Media AG	685,666
6,573	Volkswagen AG	794,421

	Total Germany	6,185,374

	TOTAL PREFERRED STOCKS (COST $7,476,077)	8,342,593

	RIGHTS — 0.0%

	Germany — 0.0%

77,036	Deutsche Bank AG, Strike Price 33.00 EUR, Expires 10/05/10*	373,352

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)

	Greece — 0.0%

73,599	National Bank of Greece SA, Strike Price 5.20 EUR, Expires 10/11/10*	66,315
73,599	National Bank of Greece SA, Strike Price 5.20 EUR, Expires 10/11/10*	36,172

	Total Greece	102,487

	TOTAL RIGHTS (COST $ — )	475,839

Notional	Description	Value ($)

	CALL OPTIONS PURCHASED — 0.0%

	Purchased Options — 0.0%

1,784,700	OTC Euro versus Japanese Yen with Barclays Capital, Inc., Strike Price $142.86, Expires 05/13/11	29,481
2,445,000	OTC Euro versus Japanese Yen with Deutsche Bank Securities, Inc., Strike Price $143.20, Expires 12/03/10	7
4,054,805	OTC Euro versus Japanese Yen with JP Morgan Securities, Inc., Strike Price $120.48, Expires 08/18/11	190,868
350,945,000	OTC U.S. Dollar versus Japanese Yen with Deutsche Bank Securities, Inc., Strike Price $94.85, Expires 12/03/10	181

	TOTAL CALL OPTIONS PURCHASED (COST $368,228)	220,537

	PUT OPTIONS PURCHASED — 0.0%

	Purchased Options — 0.0%

491,512,161	OTC Japanese Yen versus U.S. Dollar with Barclays Capital, Inc., Strike Price $93.00, Expires 08/18/11	56,364
222,995,500	OTC Japanese Yen versus U.S. Dollar with Barclays Capital, Inc., Strike Price $101.50, Expires 05/12/11	481,955

	TOTAL PUT OPTIONS PURCHASED (COST $125,635)	538,319

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.6%

	Bank Deposit — 1.6%

19,216,398	State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/10	19,216,398

	TOTAL SHORT-TERM INVESTMENTS (COST $19,216,398)	19,216,398

	TOTAL INVESTMENTS — 99.0% (Cost $1,120,901,854)	1,227,278,053

	Other Assets and Liabilities (net) — 1.0%	12,212,433

	NET ASSETS — 100.0%	$1,239,490,486

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Notes to Schedule of Investments:

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $4,770,521 which represents 0.4% of net assets.

Industry classifications are unaudited

ADR — American Depository Receipt

GDR — Global Depository Receipt

REIT — Real Estate Investment Trust

SDR — Swedish Depository Receipt

* Non-income producing security.

 **** Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2010 was $0.

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

A summary of outstanding financial instruments at September 30, 2010 is as follows:

Forward Currency Contracts

					Net
					Unrealized
Settlement			Units of		Appreciation
Date	Deliver/Receive	Counterparty	Currency	Value	(Depreciation)
Buys
10/15/10	AUD	State Street Bank and Trust Company	6,141,000	$5,938,835	$588,030
1/18/11	AUD	State Street Bank and Trust Company	2,459,000	2,349,840	52,888
10/15/10	CHF	State Street Bank and Trust Company	14,398,000	14,739,256	850,005
1/18/11	CHF	State Street Bank and Trust Company	1,788,000	1,832,158	32,858
10/15/10	EUR	State Street Bank and Trust Company	6,218,000	8,488,134	363,509
10/05/10	EUR	State Street Bank and Trust Company	1,271,094	1,735,286	21,343
10/22/10	GBP	Barclays Bank Plc	624,000	983,173	5,221
10/22/10	GBP	Deutsche Bank AG	1,361,646	2,145,406	18,270
10/15/10	GBP	State Street Bank and Trust Company	6,313,000	9,947,246	367,119
10/15/10	JPY	State Street Bank and Trust Company	74,054,000	886,534	68,755
10/15/10	NOK	State Street Bank and Trust Company	51,729,000	8,828,078	820,352
10/15/10	NZD	State Street Bank and Trust Company	7,997,000	5,877,077	273,024
10/22/10	SEK	Bank of America N.A.	35,719,062	5,304,483	461,279
10/22/10	SEK	Barclays Bank Plc	17,859,531	2,652,242	229,230
10/22/10	SEK	JPMorgan Chase Bank	8,997,324	1,336,154	120,355
10/22/10	SEK	Mellon Bank N.A.	17,859,531	2,652,242	229,033
10/15/10	SEK	State Street Bank and Trust Company	58,862,000	8,742,956	940,629
1/18/11	SEK	State Street Bank and Trust Company	6,116,000	906,000	33,495

					$5,475,395

Sales
10/15/10	AUD	State Street Bank and Trust Company	2,615,000	$2,528,913	$(281,242)
10/22/10	CAD	Brown Brothers Harriman & Company	2,075,580	2,022,343	10,566
10/22/10	CAD	Deutsche Bank AG	861,878	839,772	(13,466)
10/22/10	CAD	Morgan Stanley Capital Services, Inc.	2,895,052	2,820,797	(48,707)
1/18/11	CAD	State Street Bank and Trust Company	762,000	740,837	(2,866)
10/15/10	CAD	State Street Bank and Trust Company	7,622,000	7,427,647	(40,091)
10/22/10	CHF	Barclays Bank Plc	522,886	535,315	(21,256)
10/22/10	CHF	Brown Brothers Harriman & Company	522,886	535,315	(17,791)
10/22/10	CHF	JPMorgan Chase Bank	834,329	854,161	(49,050)
10/22/10	CHF	Royal Bank of Scotland Plc	522,886	535,315	(17,893)
10/22/10	EUR	Barclays Bank Plc	1,685,304	2,300,475	(136,578)
10/22/10	EUR	Deutsche Bank AG	855,927	1,168,358	(67,910)
1/18/11	EUR	State Street Bank and Trust Company	2,467,000	3,365,251	(221,034)
10/15/10	EUR	State Street Bank and Trust Company	22,340,000	30,496,127	(2,362,585)
10/15/10	GBP	State Street Bank and Trust Company	6,313,000	9,947,246	(196,804)
10/22/10	HKD	Brown Brothers Harriman & Company	6,990,047	900,468	(767)
10/15/10	JPY	State Street Bank and Trust Company	701,563,000	8,398,727	(211,882)
10/22/10	NZD	Bank of America N.A.	949,610	697,492	(30,461)
10/15/10	NZD	State Street Bank and Trust Company	4,458,000	3,276,230	(75,967)
10/22/10	SGD	Brown Brothers Harriman & Company	3,281,534	2,494,821	(84,498)

					$(3,870,282)

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krona
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Futures Contracts

				Net
				Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)
Buys
32	FTSE 100 Index	December 2010	$2,788,285	$(10,464)
19	TOPIX Index	December 2010	1,879,758	10,632
12	DAX Index	December 2010	2,556,065	(15,051)
38	FTSE MIB Index	December 2010	5,291,777	(97,183)
74	SGX MSCI Singapore Index	October 2010	4,093,390	(25,779)
23	STOXX 50 Index	December 2010	859,722	(19,468)

				$(157,313)

Sales
57	S&P/ASX 200 Index	December 2010	$6,346,879	$90,424
39	S&P/TSE 60 Index	December 2010	5,419,740	(118,287)

				$(27,863)

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

Industry Sector Summary (Unaudited)	% of Total Net Assets
Banks	11.6
Pharmaceuticals	9.5
Oil & Gas	8.1
Telecommunications	7.0
Mining	4.7
Insurance	4.5
Chemicals	4.4
Food	3.6
Retail	3.4
Electric	3.1
Auto Manufacturers	2.5
Beverages	2.4
Electronics	2.1
Distribution & Wholesale	1.9
Media	1.9
Commercial Services	1.7
Agriculture	1.6
Holding Companies — Diversified	1.6
Household Products & Wares	1.2
Internet	1.2
Diversified Financial Services	1.1
Real Estate	1.1
Transportation	1.1
Semiconductors	1.0
Aerospace & Defense	0.9
Biotechnology	0.9
Building Materials	0.9
Cosmetics & Personal Care	0.9
Iron & Steel	0.9
Software	0.9
Electrical Components & Equipment	0.8
Health Care — Products	0.8
Apparel	0.7
Machinery — Construction & Mining	0.7
Auto Parts & Equipment	0.6
Airlines	0.5
Engineering & Construction	0.5
Machinery — Diversified	0.5
Metal Fabricate & Hardware	0.5
Miscellaneous — Manufacturing	0.5
Environmental Control	0.4
Gas	0.4
Home Furnishings	0.4
REITS	0.4
Computers	0.3
Office & Business Equipment	0.3
Oil & Gas Services	0.3
Entertainment	0.2
Forest Products & Paper	0.2
Hand & Machine Tools	0.2

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

Industry Sector Summary (Unaudited)	% of Total Net Assets
Coal	0.1
Food Service	0.1
Health Care — Services	0.1
Lodging	0.1
Toys, Games & Hobbies	0.1
Home Builders	0.0
Investment Companies	0.0
Leisure Time	0.0
Shipbuilding	0.0
Water	0.0
Short-Term Investments and Other Assets and Liabilities (net)	2.6

100.0%

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 92.1%

	Asset Backed Securities — 3.2%

120,905	ACE Securities Corp., Series 2005-SD3, Class A, 0.66%, due 08/25/45†	113,057
43,052	American Airlines Pass Through Trust, Series 2001-1, Class A, 6.98%, due 11/23/22	36,595
72,701	American Airlines, Inc., Series 2001-1, Class B, 7.38%, due 05/23/19	66,521
233,433	American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 2.53%, due 06/25/45†	200,239
105,709	American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, 0.55%, due 11/25/45†	68,967
270,047	Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A1, 0.56%, due 11/25/34†	248,462
720,721	Argent Securities, Inc., Series 2003-W9, Class M1, 1.29%, due 03/25/34†	629,575
320,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A, 4.64%, due 05/20/16 144A	341,060
54,467	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 0.93%, due 02/28/44†	50,428
108,281	Bayview Financial Acquisition Trust, Series 2004-C, Class A1, 0.89%, due 05/28/44†	97,277
230,000	Bear Stearns Asset Backed Securities Trust, Series 2004-SD3, Class A3, 0.83%, due 09/25/34†	204,531
385,737	Bear Stearns Asset Backed Securities Trust, Series 2006-SD3, Class 1A1A, 5.50%, due 08/25/36	219,948
426,949	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A3, 0.62%, due 09/25/35†	380,323
85,307	Bear Stearns Asset Backed Securities, Inc., Series 2005-SD4, Class 2A1, 0.66%, due 12/25/42†	76,404
377,110	Bear Stearns Asset Backed Securities, Inc., Series 2006-HE10, Class 1A1, 0.37%, due 12/25/36†	368,260
269,433	Bear Stearns Asset Backed Securities, Inc., Series 2006-HE10, Class 2A1, 0.33%, due 12/25/36†	247,867
353,308	Capital One Auto Finance Trust, Series 2006-C, Class A4, 0.29%, due 05/15/13†	351,213
1,250,000	Capital One Multi-Asset Execution Trust, Series 2004-A8, Class A8, 0.39%, due 08/15/14†	1,248,985
575,000	Capital One Multi-Asset Execution Trust, Series 2008-A5, Class A5, 4.85%, due 02/18/14	588,456
1,250,000	Citibank Omni Master Trust, Series 2009-A8, Class A8, 2.36%, due 05/16/16† 144A	1,264,767
495,819	Citigroup Mortgage Loan Trust, Inc., Series 2006-SHL1, Class A, 0.46%, due 11/25/45† 144A	408,197
136,998	Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL2, Class A3A, 0.33%, due 05/25/37†	110,124
148,553	Continental Airlines Pass Through Trust, Series 1998-1, Class A, 6.65%, due 03/15/19	151,896
39,196	Continental Airlines Pass Through Trust, Series 2003-ERJ1, Class A, 7.88%, due 01/02/20	37,824
217,348	Continental Airlines Pass Through Trust, Series 2004-ERJ1, Class A, 9.56%, due 03/01/21	217,348

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Asset Backed Securities — continued

221,492	Continental Airlines Pass Through Trust, Series 2005-ERJ1, 9.80%, due 04/01/21	225,922
1,340,000	Countrywide Asset-Backed Certificates, Series 2005-16, Class 2AF3, 5.65%, due 05/25/36†	605,999
1,196,815	Countrywide Asset-Backed Certificates, Series 2007-SD1, Class A1, 0.71%, due 03/25/47† 144A	587,020
89,558	Countrywide Home Equity Loan Trust, Series 2005-F, Class 2A, 0.50%, due 12/15/35†	24,545
57,518	Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A, 0.49%, due 12/15/35†	23,290
9,458	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C4, Class A2, 5.02%, due 08/15/38	9,592
105,767	CVS Pass-Through Trust, 5.88%, due 01/10/28	111,994
63,547	CVS Pass-Through Trust, 6.04%, due 12/10/28	67,432
75,503	CVS Pass-Through Trust, 6.94%, due 01/10/30	85,269
220,000	CVS Pass-Through Trust, 9.35%, due 01/10/23¤ 144A	232,390
492,626	Daimler Chrysler Auto Trust, Series 2006-D, Class A4, 4.94%, due 02/08/12	493,093
300,000	Delta Air Lines Pass Through Trust, Series 2000-1, Class A2, 7.57%, due 11/18/10	301,800
243,768	Delta Air Lines Pass Through Trust, Series 2007, Class 1A, 6.82%, due 08/10/22	255,639
150,000	Education Funding Capital Trust I, Series 2004-1, Class A5, 1.45%, due 06/15/43†	138,372
450,000	EFS Volunteer LLC, Series 2010-1, Class A2, 1.39%, due 10/25/35† 144A	443,682
580,000	Ford Credit Floorplan Master Owner Trust, Series 2006-4, Class A, 0.51%, due 06/15/13†	577,011
72,593	Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1, 0.48%, due 07/25/30†	60,022
375,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, due 03/10/39	395,991
273,615	GSAA Trust, Series 2006-14, Class A1, 0.31%, due 09/25/36†	126,405
1,021,811	GSAMP Trust, Series 2004-SEA2, Class A2B, 0.81%, due 03/25/34†	1,001,380
170,311	GSAMP Trust, Series 2006-S4, Class A1, 0.35%, due 05/25/36†	10,299
410,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class A2, 5.29%, due 03/25/16 144A	453,007
628,380	Home Equity Asset Trust, Series 2003-8, Class M1, 1.34%, due 04/25/34†	532,685
150,366	Honda Auto Receivables Owner Trust, Series 2009-3, Class A2, 1.50%, due 08/15/11	150,524
475,000	Honda Auto Receivables Owner Trust, Series 2010-2, Class A3, 1.34%, due 05/20/13	479,992
405,328	Impac Secured Assets CMN Owner Trust, Series 2006-1, Class 1A2B, 0.46%, due 05/25/36†	181,025
983,955	Keycorp Student Loan Trust, Series 2003-A, Class 1A2, 0.76%, due 10/25/32†	960,143
236,322	Merrill Lynch Mortgage Investors, Inc., Series 2007-MLN1, Class A2A, 0.37%, due 03/25/37†	155,734
607,374	Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1, 1.28%, due 10/25/33†	479,605
399,430	Morgan Stanley ABS Capital I, Series 2003-NC7, Class M1, 1.31%, due 06/25/33†	349,538
186,876	Morgan Stanley ABS Capital I, Series 2007-NC2, Class A2FP, 0.41%, due 02/25/37†	132,057
410,000	Nelnet Student Loan Trust, Series 2008-4, Class A4, 1.98%, due 04/25/24†	423,422

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Asset Backed Securities — continued

400,718	NovaStar Mortgage Funding Trust, Series 2003-3, Class A2C, 0.79%, due 12/25/33†	350,149
1,020,357	Park Place Securities, Inc., Series 2004-WCW2, Class M1, 0.88%, due 10/25/34†	969,462
259,814	RAAC Series, Series 2006-RP2, Class A, 0.51%, due 02/25/37 † 144A	169,424
160,410	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF1, 5.89%, due 06/25/37††	123,567
47,023	SACO I, Inc., Series 2005-7, Class A, 0.82%, due 09/25/35†	38,962
555,840	SACO I, Inc., Series 2006-5, Class 1A, 0.56%, due 04/25/36†	151,899
225,416	SACO I, Inc., Series 2006-6, Class A, 0.39%, due 06/25/36†	50,705
520,000	Santander Drive Auto Receivables Trust, Series 2010-1, Class A2, 1.36%, due 03/15/13	520,706
605,000	Santander Drive Auto Receivables Trust, Series 2010-2, Class A2, 0.95%, due 08/15/13	605,221
665,000	Santander Drive Auto Receivables Trust, Series 2010-A, Class A2, 1.37%, due 08/15/13 144A	667,102
645,000	Santander Drive Auto Receivables Trust, Series 2010-A, Class A3, 1.83%, due 11/17/14 144A	652,303
356,880	Saxon Asset Securities Trust, Series 2005-1, Class M1, 0.72%, due 05/25/35†	304,632
1,100,000	SLM Student Loan Trust, Series 2002-5, Class B, 0.72%, due 09/16/24†	1,018,934
500,000	SLM Student Loan Trust, Series 2003-11, Class A6, 0.58%, due 12/15/25† 144A	464,362
530,000	SLM Student Loan Trust, Series 2008-5, Class A3, 1.80%, due 01/25/18†	546,700
1,440,000	SLM Student Loan Trust, Series 2008-5, Class A4, 2.20%, due 07/25/23†	1,511,414
2,066,395	SLM Student Loan Trust, Series 2008-9, Class A, 2.00%, due 04/25/23†	2,140,981
1,290,969	SLM Student Loan Trust, Series 2010-1, Class A, 0.66%, due 03/25/25†	1,295,984
54,920	Small Business Administration, Series 2004-P10A, Class 1, 4.50%, due 02/01/14	57,812
612,009	Small Business Administration Participation Certificates, Series 2008-20L, Class 1, 6.22%, due 12/01/28	696,117
162,795	Soundview Home Equity Loan Trust, Series 2006-EQ2, Class A2, 0.37%, due 01/25/37†	140,267
131,640	Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1, 0.34%, due 06/25/37†	115,529
52,244	Structured Asset Securities Corp., Series 2002-AL1, Class A3, 3.45%, due 02/25/32	49,601
357,752	Structured Asset Securities Corp., Series 2006-ARS1, Class A1, 0.37%, due 02/25/36† 144A	13,958
600,000	Student Loan Consolidation Center, Series 2002-2, Class B2, 0.00%, due 07/01/42† 144A	413,645
58,471	UAL Pass Through Trust, Series 2009-1, 10.40%, due 05/01/18	65,196
171,311	UAL Pass Through Trust, Series 2009-2A, 9.75%, due 01/15/17	188,870
1,856,592	Washington Mutual Alternative Mortgage Pass Through Certificates, Series 2006-AR3, Class A1A, 1.34%, due 05/25/46†	1,040,366
61,194	Washington Mutual, Inc., Series 2005-AR8, Class 2A1A, 0.55%, due 07/25/45†	49,808

		32,216,879

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)

	Convertible Debt — 0.0%

245,000	Icahn Enterprises, LP, 4.00%, due 08/15/13†	225,400

	Corporate Debt — 25.5%

30,000	AAC Group Holding Corp., Senior Note, 10.25%, due 10/01/12†† 144A	29,550
75,000	Abbott Laboratories, 6.00%, due 04/01/39	89,224
85,000	ACCO Brands Corp., 10.63%, due 03/15/15	95,413
690,000	Achmea Hypotheekbank NV, 3.20%, due 11/03/14 144A	734,196
30,000	AES Corp. (The), Senior Note, 7.75%, due 03/01/14	32,250
150,000	AES Corp. (The), Senior Note, 7.75%, due 10/15/15	161,250
680,000	AES Corp. (The), Senior Note, 8.00%, due 06/01/20	741,200
370,000	Alcatel-Lucent USA, Inc., 6.45%, due 03/15/29	271,025
30,000	Alcoa, Inc., 6.00%, due 07/15/13	32,657
155,000	Alere, Inc., 8.63%, due 10/01/18 144A	157,713
115,000	Alere, Inc., 9.00%, due 05/15/16	119,025
170,000	Aleris International, Inc., Senior Note, (PIK), 9.00%, due 12/15/14¤ †††	850
350,000	Alliant Techsystems, Inc., 6.88%, due 09/15/20	357,437
1,507,000	Ally Financial, Inc., 6.88%, due 09/15/11	1,561,629
169,000	Ally Financial, Inc., 7.50%, due 12/31/13	181,253
140,000	Ally Financial, Inc., 8.00%, due 03/15/20 144A	153,300
45,000	Ally Financial, Inc., 8.00%, due 11/01/31	48,488
685,000	Ally Financial, Inc., 8.00%, due 11/01/31	722,800
270,000	Altria Group, Inc., 8.50%, due 11/10/13	323,537
490,000	Altria Group, Inc., 9.25%, due 08/06/19	657,890
440,000	Amerada Hess Corp., 7.30%, due 08/15/31	542,878
290,000	America Movil SAB de CV, 5.00%, due 03/30/20	314,226
150,000	America Movil SAB de CV, Guaranteed Senior Note, 5.63%, due 11/15/17	169,982
500,000	American Express Centurion Bank, 0.41%, due 06/12/12†	495,234
980,000	American Express Co., 8.13%, due 05/20/19	1,267,648
610,000	American Express Co., Subordinated Note, 6.80%, due 09/01/66†	614,575
300,000	American Express Credit Corp., 0.41%, due 10/04/10†	300,000
300,000	American Express Credit Corp., 0.44%, due 12/02/10†	300,045
895,000	American Express Credit Corp., 2.75%, due 09/15/15	901,649
1,900,000	American Express Credit Corp., 5.88%, due 05/02/13	2,092,394
100,000	American General Finance Corp., 5.40%, due 12/01/15	81,000
755,000	American General Finance Corp., 6.90%, due 12/15/17	634,200
1,500,000	American International Group, Inc., 5.85%, due 01/16/18	1,560,000
2,500,000	American International Group, Inc., 8.25%, due 08/15/18	2,925,000
460,000	American International Group, Inc., Junior Subordinated Note, Series A, 6.25%, due 03/15/87	396,750
330,000	American Railcar Industries, Inc., Senior Note, 7.50%, due 03/01/14	332,475
175,000	American Transmission Systems, Inc., 5.25%, due 01/15/22 144A	193,984
310,000	Amsted Industries, Inc., 8.13%, due 03/15/18 144A	324,337
180,000	Anadarko Finance Co., Senior Note, 7.50%, due 05/01/31	195,198
235,000	Anadarko Petroleum Corp., 6.38%, due 09/15/17	259,326
240,000	Anadarko Petroleum Corp., Senior Note, 5.95%, due 09/15/16	262,393
530,000	Anadarko Petroleum Corp., Senior Note, 6.45%, due 09/15/36	532,303
110,000	Angel Lux Common SA, 8.88%, due 05/01/16 144A	117,425
740,000	Anglo American Capital Plc, 4.45%, due 09/27/20 144A	759,685

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

110,000	AngloGold Ashanti Holdings Plc, 5.38%, due 04/15/20	116,585
130,000	AngloGold Ashanti Holdings Plc, 6.50%, due 04/15/40	135,921
500,000	Anheuser-Busch InBev Worldwide, Inc., 3.63%, due 04/15/15	528,661
660,000	Anheuser-Busch InBev Worldwide, Inc., 5.00%, due 04/15/20	728,637
665,000	Anheuser-Busch InBev Worldwide, Inc., 5.38%, due 11/15/14 144A	747,124
470,000	Anheuser-Busch InBev Worldwide, Inc., 5.38%, due 01/15/20	531,516
700,000	Apache Corp., 5.25%, due 04/15/13	763,520
265,000	ARAMARK Corp., Senior Note, 8.50%, due 02/01/15	276,925
104,000	Arch Western Finance LLC, Guaranteed Senior Note, 6.75%, due 07/01/13	105,690
250,000	Ardagh Packaging Finance, 9.13%, due 10/15/20 144A	250,000
60,000	Associated Materials LLC/Associated Materials Finance, Inc., 9.88%, due 11/15/16	72,900
210,000	Astoria Depositor Corp., Series B, 8.14%, due 05/01/21¤ 144A	208,425
80,000	AT&T, Inc., Global Note, 5.50%, due 02/01/18	92,931
15,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.63%, due 03/15/18	15,938
135,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Senior Note, 7.63%, due 05/15/14	137,700
20,000	BAC Capital Trust XIV, 5.63%, due 12/31/49†	14,525
410,000	Baker Hughes, Inc., Senior Note, 7.50%, due 11/15/18	524,083
250,000	Ball Corp., 6.75%, due 09/15/20	266,250
400,000	Bank of America Corp., 4.50%, due 04/01/15	420,124
720,000	Bank of America Corp., 5.63%, due 07/01/20	762,255
490,000	Bank of America Corp., 7.63%, due 06/01/19	582,018
70,000	Bank of America Corp., 8.00%, due 12/29/49†	72,307
500,000	Bank of America Corp., (MTN), Series L, 5.65%, due 05/01/18	530,570
2,670,000	Bank of America Corp., Senior Note, 5.75%, due 12/01/17	2,858,841
560,000	Bank of Tokyo-Mitsubishi UFJ, Ltd., 3.85%, due 01/22/15 144A	604,075
250,000	Barclays Bank Plc, 5.20%, due 07/10/14	277,395
2,300,000	Barclays Bank Plc, 7.43%, due 09/29/49† 144A	2,369,000
400,000	Barclays Bank Plc, 10.18%, due 06/12/21¤ 144A	534,376
120,000	Barclays Bank Plc, Subordinated Note, 6.05%, due 12/04/17 144A	130,328
230,000	Basic Energy Services, Inc., Senior Note, 7.13%, due 04/15/16	209,300
300,000	Bausch & Lomb, Inc., Senior Note, 9.88%, due 11/01/15	320,625
225,000	BE Aerospace, Inc., Senior Note, 8.50%, due 07/01/18	245,812
545,000	Bear Stearns Cos. (The), Inc., 6.95%, due 08/10/12	602,734
1,590,000	Bear Stearns Cos. LLC (The), Senior Global Note, 7.25%, due 02/01/18	1,939,676
255,000	Beazer Homes USA, Inc., 8.13%, due 06/15/16	236,512
15,000	Belvoir Land LLC, 5.27%, due 12/15/47 144A	12,666
390,000	Berkshire Hathaway, Inc., 3.20%, due 02/11/15	414,024
260,000	Boeing Capital Corp., 4.70%, due 10/27/19	290,925
280,000	Boeing Co. (The), 4.88%, due 02/15/20	320,472
285,000	Boise Cascade LLC, Senior Subordinated Note, 7.13%, due 10/15/14	275,025
180,000	Boise Paper Holdings LLC/Boise Finance Co., 9.00%, due 11/01/17	193,950
245,000	Bombardier, Inc., 7.75%, due 03/15/20 144A	265,825
30,000	Boyd Gaming Corp., 7.13%, due 02/01/16	25,238
270,000	BP Capital Markets Plc, 3.13%, due 10/01/15	271,730
500,000	BP Capital Markets Plc, 5.25%, due 11/07/13	544,957
315,000	BP Capital Markets Plc, Guaranteed Note, 3.13%, due 03/10/12	321,281

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

160,000	BP Capital Markets Plc, Guaranteed Note, 3.88%, due 03/10/15	166,637
20,000	Bristol-Myers Squibb Co., 6.88%, due 08/01/97	24,449
95,000	Burlington Northern Santa Fe LLC, 5.75%, due 05/01/40	105,230
220,000	California Steel Industries, Inc., Senior Note, 6.13%, due 03/15/14	218,350
195,000	Calpine Construction Finance Co., LP and CCFC Finance Corp., 8.00%, due 06/01/16 144A	209,625
140,000	Calpine Corp., 7.25%, due 10/15/17 144A	143,150
4,000,000	Canadian Imperial Bank of Commerce, 2.00%, due 02/04/13 144A	4,104,132
250,000	Canadian Natural Resources, Ltd., 6.50%, due 02/15/37	295,804
295,000	CareFusion Corp., 5.13%, due 08/01/14	325,652
385,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, due 10/30/17 144A	392,219
675,000	CDP Financial, Inc., 3.00%, due 11/25/14 144A	701,620
660,000	CDP Financial, Inc., 4.40%, due 11/25/19 144A	704,388
1,320,000	Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, due 11/15/18	1,800,165
404,300	Century Aluminum Co., 8.00%, due 05/15/14	401,268
265,000	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.63%, due 11/15/17 144A	280,900
280,000	CF Industries, Inc., 6.88%, due 05/01/18	302,050
180,000	CF Industries, Inc., 7.13%, due 05/01/20	197,325
95,000	Charter Communications Operating LLC/Charter Communications Capital Corp., Senior Note, 8.00%, due 04/30/12 144A	101,175
340,000	CHC Helicopter SA, 9.25%, due 10/15/20 144A	345,100
95,000	Chesapeake Energy Corp., 6.50%, due 08/15/17	99,038
220,000	Chesapeake Energy Corp., 6.63%, due 08/15/20	231,000
130,000	Chesapeake Energy Corp., 6.88%, due 08/15/18	136,825
195,000	Chesapeake Energy Corp., Senior Note, 7.25%, due 12/15/18	211,087
110,000	CHS/Community Health Systems, Inc., Senior Note, 8.88%, due 07/15/15	117,150
52,669	CIT Group, Inc., 7.00%, due 05/01/13	53,196
139,503	CIT Group, Inc., 7.00%, due 05/01/14	139,852
154,501	CIT Group, Inc., 7.00%, due 05/01/15	154,115
327,504	CIT Group, Inc., 7.00%, due 05/01/16	324,229
360,506	CIT Group, Inc., 7.00%, due 05/01/17	354,648
215,000	Citigroup Funding, Inc., 1.88%, due 10/22/12	220,597
250,000	Citigroup Funding, Inc., 2.25%, due 12/10/12	258,743
300,000	Citigroup, Inc., 0.82%, due 01/16/12†	463,763
100,000	Citigroup, Inc., 1.04%, due 06/28/13†	129,757
175,000	Citigroup, Inc., 4.75%, due 05/19/15	184,307
430,000	Citigroup, Inc., 5.38%, due 08/09/20	445,741
830,000	Citigroup, Inc., 6.00%, due 12/13/13	910,664
1,770,000	Citigroup, Inc., 6.01%, due 01/15/15	1,947,782
130,000	Citigroup, Inc., 6.38%, due 08/12/14	144,486
1,200,000	Citigroup, Inc., Global Senior Note, 6.13%, due 11/21/17	1,312,726
540,000	Citigroup, Inc., Global Senior Note, 6.50%, due 08/19/13	597,025
720,000	Citigroup, Inc., Senior Note, 6.88%, due 03/05/38	806,813
600,000	Citigroup, Inc., Subordinated Note, 5.00%, due 09/15/14	623,740
170,000	Clear Channel Communications, Inc., 4.90%, due 05/15/15	94,138
400,000	Clear Channel Communications, Inc., 5.50%, due 12/15/16	206,000

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

110,000	Clear Channel Communications, Inc., 6.88%, due 06/15/18	54,588
65,000	Clear Channel Communications, Inc., 7.25%, due 10/15/27	31,119
95,000	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, due 12/15/17	100,819
105,000	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.50%, due 12/15/19	113,138
25,000	CNH Americah LLC, 7.25%, due 01/15/16	26,750
285,000	Coca-Cola Femsa SAB de CV, 4.63%, due 02/15/20	307,648
140,000	Colt Defense LLC/Colt Finance Corp., 8.75%, due 11/15/17 144A	103,600
455,000	Comcast Cable Communications Holdings, Inc., 8.38%, due 03/15/13	528,686
480,000	Comcast Corp., 5.65%, due 06/15/35	486,172
145,000	Comcast Corp., 6.40%, due 03/01/40	161,780
870,000	Comcast Corp., 6.50%, due 01/15/15	1,021,043
130,000	Comcast Corp., 6.50%, due 01/15/17	154,852
40,000	Comcast Corp., 6.95%, due 08/15/37	47,058
65,000	Comcast Corp., 7.05%, due 03/15/33	76,371
100,000	Comcast Corp., Guaranteed Note, 6.45%, due 03/15/37	111,458
310,000	Commonwealth Bank of Australia, 3.75%, due 10/15/14 144A	331,612
130,000	Commonwealth Bank of Australia, 5.00%, due 10/15/19 144A	141,184
260,000	Compagnie Generale de Geophysique-Veritas, Senior Note, 7.50%, due 05/15/15	265,850
120,000	Compagnie Generale de Geophysique-Veritas, Senior Note, 7.75%, due 05/15/17	123,300
130,000	Complete Production Services, Inc., Senior Note, 8.00%, due 12/15/16	134,550
185,000	Compton Petroleum Finance Corp., Senior Note, 7.63%, due 12/01/13	161,875
490,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	631,450
240,000	ConocoPhillips, Guaranteed Note, 5.90%, due 05/15/38	279,936
220,000	Consol Energy, Inc., 8.25%, due 04/01/20 144A	241,450
250,000	Constellation Brands, Inc., Senior Note, 7.25%, due 05/15/17	267,812
90,000	Constellation Energy Group, Inc., Senior Note, 7.60%, due 04/01/32	110,865
460,000	Continental Airlines, Inc., 6.75%, due 09/15/15 144A	468,625
210,000	Countrywide Financial Corp., Subordinated Note, 6.25%, due 05/15/16	226,288
320,000	Cox Communications, Inc., 5.45%, due 12/15/14	362,334
150,000	Cox Communications, Inc., 8.38%, due 03/01/39 144A	202,014
560,000	Credit Agricole SA, 8.38%, due 12/31/49† 144A	602,000
475,000	Credit Suisse, 5.00%, due 05/15/13(a)	517,800
190,000	Credit Suisse Guernsey, Ltd., 5.86%, due 05/29/49†	181,569
500,000	Credit Suisse/New York, Subordinated Note, 6.00%, due 02/15/18	553,012
170,000	Crown Castle International Corp., Senior Note, 9.00%, due 01/15/15	188,275
405,000	Crown Castle Towers LLC, 6.11%, due 01/15/20 144A	448,222
750,000	CVS Caremark Corp., 6.60%, due 03/15/19	911,652
3,000,000	Daimler Finance North America LLC, 5.75%, due 09/08/11	3,133,179
700,000	Daimler Finance North America LLC, Senior Note, 6.50%, due 11/15/13	801,251
410,000	DaimlerChrysler NA Holding Corp., Guaranteed Note, 5.88%, due 03/15/11	419,420
69,000	DaVita, Inc., Senior Note, 6.63%, due 03/15/13	70,466
375,000	Delta Air Lines, Inc., 11.75%, due 03/15/15 144A	416,250
275,000	Delta Petroleum Corp., Senior Note, 7.00%, due 04/01/15	218,625
35,000	Denbury Resources, Inc., 9.75%, due 03/01/16	39,463
170,000	Denbury Resources, Inc., Guaranteed Senior Subordinated Note, 7.50%, due 12/15/15	177,225

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

300,000	Depfa ACS Bank, 5.13%, due 03/16/37¤ 144A	224,584
500,000	Deutsche Bank AG/London, 4.88%, due 05/20/13	543,470
310,000	Deutsche Telekom International Finance BV, 5.75%, due 03/23/16	358,058
600,000	Devon Energy Corp., 7.95%, due 04/15/32	815,578
500,000	Dexia Credit Local SA, 2.38%, due 09/23/11 144A	505,952
1,200,000	Dexia Credit Local SA, 2.75%, due 04/29/14 144A	1,234,460
730,000	Diageo Capital Plc, 4.83%, due 07/15/20	821,403
150,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 6.00%, due 08/15/40	155,462
360,000	Discovery Communications LLC, 3.70%, due 06/01/15	381,878
30,000	DISH DBS Corp., 7.88%, due 09/01/19	32,438
500,000	Dominion Resources, Inc., 5.20%, due 08/15/19	572,785
410,000	Dominion Resources, Inc., 5.70%, due 09/17/12	447,210
125,000	Dominion Resources, Inc., Senior Note, Series B, 5.95%, due 06/15/35	142,440
215,000	Domtar Corp., 10.75%, due 06/01/17	268,750
840,000	Dr Pepper Snapple Group, Inc., Senior Note, 6.82%, due 05/01/18	1,040,878
500,000	Duke Energy Corp., 5.63%, due 11/30/12	546,996
155,000	Echostar DBS Corp., Senior Note, 6.63%, due 10/01/14	162,363
40,000	Echostar DBS Corp., Senior Note, 7.00%, due 10/01/13	42,650
110,000	Echostar DBS Corp., Senior Note, 7.75%, due 05/31/15	117,838
5,000	Edison Mission Energy, Senior Note, 7.20%, due 05/15/19	3,563
260,000	Edison Mission Energy, Senior Note, 7.50%, due 06/15/13	243,750
70,000	Edison Mission Energy, Senior Note, 7.63%, due 05/15/27	47,425
1,000,000	EI du Pont de Nemours & Co., 3.63%, due 01/15/21	1,018,100
630,000	Eksportfinans ASA, 2.00%, due 09/15/15	632,305
260,000	Eksportfinans ASA, 3.00%, due 11/17/14	274,411
250,000	Eksportfinans ASA, 5.50%, due 06/26/17	295,760
28,000	El Paso Corp., 7.75%, due 01/15/32	29,214
180,000	El Paso Corp., Senior Note, 6.88%, due 06/15/14	193,346
480,000	El Paso Corp., Senior Note, 7.00%, due 06/15/17	512,096
190,000	El Paso Natural Gas Co., 8.38%, due 06/15/32	231,083
305,000	El Paso Natural Gas Co., 8.63%, due 01/15/22	378,024
430,000	El Paso Performance Linked Trust, 7.75%, due 07/15/11 144A	447,320
160,000	Energy Future Holdings Corp., Series O, 6.50%, due 11/15/24	62,000
616,372	Energy Future Holdings Corp. (PIK), 11.25%, due 11/01/17	275,139
555,000	Energy Future Holdings Corp., Senior Note, Series R, 6.55%, due 11/15/34	213,675
1,778,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, due 12/01/20	1,773,404
250,000	Energy Transfer Equity, LP, 7.50%, due 10/15/20	264,375
720,000	Energy Transfer Partners, LP, 9.00%, due 04/15/19	924,031
185,000	EnergySolutions, Inc./EnergySolutions LLC, Series 1, 10.75%, due 08/15/18 144A	200,262
1,000,000	Enterprise Products Operating LLC, 5.25%, due 01/31/20	1,084,643
100,000	Enterprise Products Operating LLC, 6.13%, due 10/15/39	108,015
125,000	Enterprise Products Operating LLC, Guaranteed Senior Note, 6.50%, due 01/31/19	145,910
600,000	Fiat Finance & Trade SA, 9.00%, due 07/30/12 144A	888,991
250,000	Fifth Third Capital Trust IV, 6.50%, due 04/15/67†	240,312
9,000	FirstEnergy Corp., Series B, 6.45%, due 11/15/11	9,434

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

1,385,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	1,509,032
175,000	Florida Power & Light Co., 5.95%, due 02/01/38	206,546
75,000	Florida Power Corp., 6.40%, due 06/15/38	93,098
130,000	FMC Finance III SA, Guaranteed Senior Note, 6.88%, due 07/15/17	139,750
130,000	FMG Finance Pty, Ltd., 10.00%, due 09/01/13 144A	144,300
135,000	FMG Finance Pty, Ltd., Senior Secured Noted, 10.63%, due 09/01/16 144A	166,894
205,000	Ford Holdings LLC, 9.30%, due 03/01/30	229,087
750,000	Ford Motor Co., 6.63%, due 10/01/28	714,375
110,000	Ford Motor Co., 7.13%, due 11/15/25	108,075
380,000	Ford Motor Co., Global Note, 7.45%, due 07/16/31	398,050
776,000	Ford Motor Credit Co., 8.00%, due 12/15/16	878,254
700,000	Ford Motor Credit Co. LLC, 12.00%, due 05/15/15	882,440
190,000	France Telecom, 4.38%, due 07/08/14	209,651
1,080,000	Freeport-McMoRan Copper & Gold, Inc., Senior Note, 8.38%, due 04/01/17	1,207,077
380,000	Freescale Semiconductor, Inc., Series 1, 9.25%, due 04/15/18 144A	397,100
90,000	Frontier Communications Corp., 7.00%, due 11/01/25	83,250
240,000	Frontier Communications Corp., 7.05%, due 10/01/46	185,400
135,000	Frontier Communications Corp., 8.13%, due 10/01/18	148,163
3,000,000	Gazprom Via Gaz Capital SA, 6.51%, due 03/07/22 144A	3,206,400
2,600,000	General Electric Capital Corp., 0.59%, due 06/20/14†	2,481,630
1,035,000	General Electric Capital Corp., 0.65%, due 04/10/12†	1,030,360
1,020,000	General Electric Capital Corp., 2.13%, due 12/21/12	1,053,048
535,000	General Electric Capital Corp., 2.63%, due 12/28/12	558,124
1,160,000	General Electric Capital Corp., 4.38%, due 09/16/20	1,166,627
700,000	General Electric Capital Corp., 5.50%, due 01/08/20	767,138
960,000	General Electric Capital Corp., 6.00%, due 08/07/19	1,082,060
860,000	General Electric Capital Corp., 6.38%, due 11/15/67†	863,225
250,000	Geokinetics Holdings, Inc., 9.75%, due 12/15/14 144A	220,000
780,000	GlaxoSmithKline Capital, Inc., Guaranteed Note, 5.65%, due 05/15/18	928,117
225,000	Glencore Funding LLC, Guaranteed Note, 6.00%, due 04/15/14 144A	233,596
150,000	Glitnir Banki HF, 6.33%, due 07/28/11¤ 144A	46,500
290,000	Glitnir Banki HF, 6.38%, due 09/25/12¤ ††† 144A	89,900
320,000	Glitnir Banki HF, Subordinated Note, 6.69%, due 06/15/16¤ ††† 144A	3
30,000	Goldman Sachs Capital II, Guaranteed Note, 5.79%, due 12/29/49†	25,613
90,000	Goldman Sachs Group (The), Inc., 3.63%, due 08/01/12	93,718
250,000	Goldman Sachs Group (The), Inc., 3.70%, due 08/01/15	256,059
40,000	Goldman Sachs Group (The), Inc., 4.75%, due 07/15/13	42,974
30,000	Goldman Sachs Group (The), Inc., 5.30%, due 02/14/12	31,562
945,000	Goldman Sachs Group (The), Inc., 5.38%, due 03/15/20	997,890
140,000	Goldman Sachs Group (The), Inc., 5.45%, due 11/01/12	151,060
1,110,000	Goldman Sachs Group (The), Inc., 5.95%, due 01/18/18	1,220,962
400,000	Goldman Sachs Group (The), Inc., 6.15%, due 04/01/18	444,357
60,000	Goldman Sachs Group (The), Inc., 6.60%, due 01/15/12	63,966
845,000	Goldman Sachs Group (The), Inc., 7.50%, due 02/15/19	1,006,953
590,000	Goldman Sachs Group (The), Inc. (MTN), 6.00%, due 06/15/20	650,141
340,000	Goldman Sachs Group (The), Inc., Global Note, 5.25%, due 10/15/13	369,803

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

2,600,000	Goldman Sachs Group (The), Inc., Senior Note, 6.25%, due 09/01/17	2,918,198
175,000	Goodyear Tire & Rubber Co. (The), 10.50%, due 05/15/16	199,062
15,000	Gulfmark Offshore, Inc., Senior Note, 7.75%, due 07/15/14	15,131
255,000	Harrah’s Operating Co., Inc., 10.00%, due 12/15/18	204,956
180,000	Harrah’s Operating Co., Inc., 10.00%, due 12/15/18	144,900
85,000	Harrah’s Operating Co., Inc., 12.75%, due 04/15/18 144A	79,688
165,000	Hartford Financial Services Group, Inc., 6.00%, due 01/15/19	174,092
110,000	HBOS Capital Funding, LP, 6.07%, due 06/30/49† 144A	97,900
100,000	HBOS Treasury Services Plc/New York, NY, 5.25%, due 02/21/17 144A	108,785
7,000	HCA Inc., 6.30%, due 10/01/12	7,140
20,000	HCA, Inc., 5.75%, due 03/15/14	19,825
9,000	HCA, Inc., 6.25%, due 02/15/13	9,203
570,000	HCA, Inc., 6.50%, due 02/15/16	572,850
20,000	HCA, Inc., Senior Note, 9.13%, due 11/15/14	21,125
180,000	HCA, Inc., Senior Note, 9.25%, due 11/15/16	195,300
67,000	HCA, Inc., Senior Note, (PIK), 9.63%, due 11/15/16	72,863
215,000	Helix Energy Solutions Group, Inc., Senior Note, 9.50%, due 01/15/16 144A	218,762
190,000	Hertz Corp. (The), 7.50%, due 10/15/18 144A	190,950
210,000	Hertz Corp., Senior Note, 8.88%, due 01/01/14	216,562
40,000	Hess Corp., 7.88%, due 10/01/29	51,922
690,000	Hess Corp., 8.13%, due 02/15/19	908,682
235,000	Hexcel Corp., Senior Subordinated Note, 6.75%, due 02/01/15	236,762
180,000	Hexion US Finance Corp. Hexion Nova Scotia Finance ULC, Second Priority Secured Senior Note, 9.75%, due 11/15/14	188,100
200,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.88%, due 02/01/18	197,000
185,000	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Note, 9.00%, due 06/01/16 144A	192,863
50,000	Hornbeck Offshore Services, Inc., 8.00%, due 09/01/17	49,063
250,000	Hornbeck Offshore Services, Inc., Senior Note, Series B, 6.13%, due 12/01/14	240,625
325,000	HSBC Bank Plc, 3.50%, due 06/28/15 144A	341,284
500,000	HSBC Bank USA NA, 4.88%, due 08/24/20	522,523
300,000	HSBC Finance Capital Trust IX, 5.91%, due 11/30/35†	283,125
75,000	Huntsman International LLC, 8.63%, due 03/15/20	78,000
100,000	Huntsman International LLC, 8.63%, due 03/15/21 144A	104,000
240,000	Huntsman International LLC, Senior Subordinated Note, 7.38%, due 01/01/15	244,800
75,000	Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 7.75%, due 01/15/16	75,750
300,000	ICICI Bank, Ltd., Reg S, Subordinated Note, 6.38%, due 04/30/22† 144A	301,945
140,000	Inergy LP/Inergy Finance Corp., 7.00%, due 10/01/18 144A	144,200
25,000	Inergy, LP/Inergy Finance Corp., 8.75%, due 03/01/15	27,094
270,000	Inergy, LP/Inergy Finance Corp., Senior Note, 6.88%, due 12/15/14	276,750
590,000	Intelsat Jackson Holdings SA, 7.25%, due 10/15/20 144A	595,900
110,000	Intelsat Jackson Holdings SA, 8.50%, due 11/01/19 144A	119,900
20,000	Intelsat Jackson Holdings SA, 9.50%, due 06/15/16	21,425
115,000	Interface, Inc., 11.38%, due 11/01/13	131,100
190,000	Intergen NV, Senior Note, 9.00%, due 06/30/17 144A	201,875
300,000	International Lease Finance Corp., 0.88%, due 07/13/12†	277,648
1,400,000	International Lease Finance Corp., 1.00%, due 03/17/15	1,424,751
300,000	International Lease Finance Corp., 5.75%, due 06/15/11	303,000
220,000	International Lease Finance Corp., 6.50%, due 09/01/14 144A	237,050

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

1,130,000	International Lease Finance Corp., 6.75%, due 09/01/16 144A	1,214,750
1,100,000	International Lease Finance Corp., 7.00%, due 03/17/16	1,117,285
125,000	International Paper, Co., 7.30%, due 11/15/39	140,387
370,000	Intesa Sanpaolo Spa, 3.63%, due 08/12/15 144A	374,809
58,000	Invista, Senior Note, 9.25%, due 05/01/12 144A	58,870
75,000	Iron Mountain, Inc., 8.75%, due 07/15/18	79,969
240,000	Isle of Capri Casinos, Inc., 7.00%, due 03/01/14	218,400
345,000	Japan Finance Corp., 2.00%, due 06/24/11	348,652
310,000	Jarden Corp., 7.50%, due 01/15/20	323,950
1,030,000	JPMorgan Chase & Co., Global Subordinated Note, 5.15%, due 10/01/15	1,130,615
210,000	JPMorgan Chase & Co., Senior Note, 5.60%, due 06/01/11	216,892
1,440,000	JPMorgan Chase & Co., Subordinated Note, 6.13%, due 06/27/17	1,632,099
725,000	JPMorgan Chase Bank NA, 0.62%, due 06/13/16†	687,790
290,000	JPMorgan Chase Bank NA, 6.00%, due 10/01/17	329,658
310,000	JPMorgan Chase Bank NA, Subordinated Note, 6.00%, due 07/05/17	351,385
205,000	K Hovnanian Enterprises, Inc., 10.63%, due 10/15/16	206,281
180,000	K Hovnanian Enterprises, Inc., Guaranteed Senior Note, 6.50%, due 01/15/14	135,900
305,000	KAR Auction Services, Inc., Senior Note, 8.75%, due 05/01/14	319,106
6,000	KAR Auction Services, Inc., Senior Subordinated Note, 10.00%, due 05/01/15	6,330
100,000	Kaupthing Bank HF, 7.13%, due 05/19/16¤ ††† 144A	1
1,680,000	Kaupthing Bank HF, 7.63%, due 02/28/15¤ ††† 144A	457,800
590,000	Kerr-McGee Corp., 7.88%, due 09/15/31	672,127
1,000,000	KeyCorp, 6.50%, due 05/14/13	1,096,604
40,000	Kinder Morgan Energy Partners, LP, 6.75%, due 03/15/11	41,014
30,000	Kinder Morgan Energy Partners, LP, 7.13%, due 03/15/12	32,217
60,000	Kinder Morgan Energy Partners, LP, Senior Note, 5.00%, due 12/15/13	65,545
770,000	Kinder Morgan Energy Partners, LP, Senior Note, 6.00%, due 02/01/17	869,723
2,300,000	Kinder Morgan Finance Co. ULC, Guranteed Note, 5.70%, due 01/05/16	2,383,375
310,000	Koninklijke KPN NV, 8.00%, due 10/01/10	310,000
1,365,000	Kraft Foods, Inc., 5.38%, due 02/10/20	1,527,614
185,000	Kraft Foods, Inc., 6.50%, due 08/11/17	221,956
25,000	Kraft Foods, Inc., 6.50%, due 02/09/40	29,376
210,000	Kraft Foods, Inc., Global Note, 6.50%, due 11/01/31	242,184
600,000	Kroger Co. (The), Senior Note, 6.15%, due 01/15/20	714,251
100,000	L-3 Communications Corp, Senior Subordinated Note, 6.38%, due 10/15/15	103,625
245,000	Lamar Media Corp., Senior Subordinated Note, 6.63%, due 08/15/15	252,044
60,000	Lamar Media Corp., Senior Subordinated Note, Series C, 6.63%, due 08/15/15	61,050
290,000	Landsbanki Islands HF, 6.10%, due 08/25/11¤ ††† 144A	32,625
600,000	LBG Capital No.1 Plc, 7.88%, due 11/01/20	594,000
100,000	LBI Escrow Corp., 8.00%, due 11/01/17 144A	109,500
470,000	Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86%, due 11/29/49	1,222
150,000	Lehman Brothers Holdings, Inc., (MTN), 6.20%, due 09/26/14†††	33,938
270,000	Lehman Brothers Holdings, Inc., (MTN), Series I, 6.75%, due 12/28/17†††	365
890,000	Lehman Brothers Holdings, Inc., Subordinated Note, 6.50%, due 07/19/17†††	1,202
220,000	Libbey Glass, Inc., 10.00%, due 02/15/15 144A	237,600
375,000	Liberty Mutual Group, Inc., Junior Subordinated Note, Series A, 7.80%, due 03/07/87 144A	358,125
120,000	Life Technologies Corp., 4.40%, due 03/01/15	128,134

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

125,000	Life Technologies Corp., 6.00%, due 03/01/20	141,861
100,000	Lincoln National Corp., 7.00%, due 06/15/40	114,311
115,000	LINN Energy LLC, 8.63%, due 04/15/20 144A	122,475
415,000	LINN Energy LLC, 9.88%, due 07/01/18	457,537
500,000	Lloyds TSB Bank Plc, 4.38%, due 01/12/15 144A	512,555
300,000	Lloyds TSB Bank Plc, 6.50%, due 09/14/20 144A	303,441
1,700,000	Macquarie Bank, Ltd., 4.10%, due 12/17/13 144A	1,856,927
150,000	Mandalay Resort Group, Senior Note, 6.38%, due 12/15/11	146,625
375,000	Manulife Financial Corp., 3.40%, due 09/17/15	379,004
170,000	MarkWest Energy Partners, LP/MarkWest Energy Finance Corp., Series B, 8.50%, due 07/15/16	180,200
210,000	Massey Energy Co., Senior Note, 6.88%, due 12/15/13	216,300
160,000	MBNA Capital A, Series A, 8.28%, due 12/01/26	165,200
240,000	Medtronic, Inc., 4.45%, due 03/15/20	263,359
100,000	Merck & Co., Inc., 6.40%, due 03/01/28	123,618
700,000	Merrill Lynch & Co., Inc., 1.19%, due 05/30/14†	897,956
190,000	Merrill Lynch & Co., Inc., 5.45%, due 02/05/13	204,161
5,200,000	Merrill Lynch & Co., Inc., 6.05%, due 08/15/12	5,583,692
650,000	Merrill Lynch & Co., Inc., 6.88%, due 04/25/18	730,192
840,000	Merrill Lynch & Co., Inc., Subordinated Note, 5.70%, due 05/02/17	869,945
250,000	MetLife, Inc., 4.75%, due 02/08/21	265,770
240,000	MetLife, Inc., 5.88%, due 02/06/41	262,014
25,000	Metlife, Inc., Senior Note, 6.38%, due 06/15/34	28,725
165,000	Metlife, Inc., Senior Secured Note, Series B, 7.72%, due 02/15/19	210,335
560,000	Metlife, Inc., Subordinated Note, 6.40%, due 12/15/36	526,400
135,000	MetroPCS Wireless, Inc., 7.88%, due 09/01/18	139,725
45,000	MetroPCS Wireless, Inc., 9.25%, due 11/01/14	47,363
80,000	MetroPCS Wireless, Inc., Senior Note, 9.25%, due 11/01/14	84,200
730,000	Metropolitan Life Global Funding I, 2.50%, due 01/11/13 144A	747,895
175,000	Metropolitan Life Global Funding I, 2.88%, due 09/17/12 144A	180,567
400,000	Metropolitan Life Global Funding I, 5.13%, due 04/10/13 144A	435,617
175,000	Metropolitan Life Global Funding I, 5.13%, due 06/10/14 144A	194,307
90,000	MGM Resorts International, 5.88%, due 02/27/14	77,400
180,000	MGM Resorts International, 6.63%, due 07/15/15	151,650
200,000	MGM Resorts International, 7.50%, due 06/01/16	170,000
40,000	MGM Resorts International, 7.63%, due 01/15/17	33,900
15,000	MGM Resorts International, 10.38%, due 05/15/14	16,763
35,000	MGM Resorts International, 11.13%, due 11/15/17	40,031
150,000	MidAmerican Energy Holdings Co., Senior Note, 6.50%, due 09/15/37	180,745
170,000	Mirant Americas Generation LLC, 9.13%, due 05/01/31	161,925
210,000	Mizuho Capital Investment USD 2, Ltd., 14.95%, due 06/30/14† 144A	270,324
40,000	Mohegan Tribal Gaming Authority, Series 1, 11.50%, due 11/01/17 144A	36,000
265,000	Mohegan Tribal Gaming Authority, Senior Note, 6.13%, due 02/15/13	211,006
75,000	Moog, Inc., 7.25%, due 06/15/18	76,500
975,000	Morgan Stanley, 0.83%, due 01/09/14†	922,317
830,000	Morgan Stanley, 5.63%, due 01/09/12	874,336
1,000,000	Morgan Stanley, 6.60%, due 04/01/12	1,075,806
125,000	Morgan Stanley, 7.30%, due 05/13/19	144,008

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

130,000	Morgan Stanley, (MTN), Series F, 0.97%, due 10/18/16†	114,412
900,000	Morgan Stanley, (MTN), Series F, 5.75%, due 08/31/12	965,616
1,000,000	Morgan Stanley, (MTN), Series F, 6.63%, due 04/01/18	1,110,309
1,500,000	Morgan Stanley, Senior Note, 6.00%, due 04/28/15	1,650,807
2,195,000	Motors Liquidation Co., 8.38%, due 07/15/33†††	751,787
100,000	Motors Liquidation Co., Senior Note, 8.25%, due 07/15/23†††	32,750
210,000	Mueller Water Products, Inc., Senior Subordinated Note, 7.38%, due 06/01/17	186,375
100,000	MUFG Capital Finance 1, Ltd., Secured Note, 6.35%, due 07/25/99†	100,348
50,000	National Semiconductor Corp., Senior Note, 6.60%, due 06/15/17	58,363
155,000	Navistar International Corp., 8.25%, due 11/01/21	166,238
990,000	NBC Universal, Inc., 4.38%, due 04/01/21 144A	1,004,159
230,000	NBC Universal, Inc., Series 1, 5.15%, due 04/30/20 144A	248,856
286,646	Neiman-Marcus Group, Inc., (PIK), 9.00%, due 10/15/15	299,187
225,000	News America, Inc., 6.20%, due 12/15/34	243,848
30,000	News America, Inc., Senior Note, 6.65%, due 11/15/37	34,625
50,000	News America, Inc., Senior Note, 7.28%, due 06/30/28	58,017
330,000	Nordea Bank AB, 3.70%, due 11/13/14 144A	348,899
200,000	Nordea Bank AB, 4.88%, due 01/27/20 144A	217,339
60,000	Norfolk Southern Corp., Senior Note, 7.25%, due 02/15/31	75,606
250,000	Norske Skogindustrier ASA, 7.13%, due 10/15/33 144A	159,688
281,244	Nortek, Inc., 11.00%, due 12/15/13	300,228
520,000	Novelis, Inc., Senior Note, 7.25%, due 02/15/15	531,700
335,000	NRG Energy, Inc., Series 1, 8.25%, due 09/01/20 144A	347,144
200,000	NRG Energy, Inc., Senior Note, 7.25%, due 02/01/14	205,750
40,000	NRG Energy, Inc., Senior Note, 7.38%, due 02/01/16	41,250
100,000	NRG Energy, Inc., Senior Note, 7.38%, due 01/15/17	102,750
820,000	Nucor Corp., 4.13%, due 09/15/22	837,084
600,000	Occidental Petroleum Corp., Senior Note, 7.00%, due 11/01/13	706,333
260,000	Ohio Edison Co., Senior Note, 6.88%, due 07/15/36	304,395
20,000	OPTI Canada, Inc., Guaranteed Senior Note, 7.88%, due 12/15/14	15,150
45,000	OPTI Canada, Inc., Guaranteed Senior Note, 8.25%, due 12/15/14	34,425
224,000	Oracle Corp., 5.38%, due 07/15/40 144A	241,854
550,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	625,561
10,000	Pacific Gas & Electric Co., Senior Note, 5.63%, due 11/30/17	11,614
250,000	Peabody Energy Corp., 6.50%, due 09/15/20	270,312
606,000	Pemex Project Funding Master Trust, 6.63%, due 06/15/35	665,043
800,000	PepsiCo, Inc., Senior Note, 7.90%, due 11/01/18	1,067,504
641,000	Petrobras International Finance Co. — PIFCo, 5.75%, due 01/20/20	712,821
20,000	Petrobras International Finance Co. — PIFCo, 5.88%, due 03/01/18	22,324
160,000	Petrobras International Finance Co. — PIFCo, 6.13%, due 10/06/16	179,898
100,000	Petroleos Mexicanos, 5.50%, due 01/21/21 144A	107,000
225,000	Pfizer, Inc., 5.35%, due 03/15/15	259,853
210,000	Pfizer, Inc., 7.20%, due 03/15/39	286,726
205,000	PHI, Inc., 8.63%, due 10/15/18 144A	202,437
275,000	Philip Morris International, Inc., 4.50%, due 03/26/20	300,608
100,000	Philip Morris International, Inc., 6.88%, due 03/17/14	117,993
165,000	Pinafore LLC/Pinafore, Inc., 9.00%, due 10/01/18 144A	174,075
225,000	Pinnacle Entertainment, Inc., Senior Subordinated Note, 7.50%, due 06/15/15	218,812

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

150,000	Progress Energy, Inc., 7.05%, due 03/15/19	186,254
275,000	Prudential Financial, Inc., 4.75%, due 09/17/15	297,733
100,000	Prudential Financial, Inc., 5.38%, due 06/21/20	108,301
270,000	QEP Resources, Inc., 6.88%, due 03/01/21	293,625
200,000	QVC, Inc., 7.38%, due 10/15/20 144A	208,000
20,000	Qwest Communications International, Inc., Senior Note, Series B, 7.50%, due 02/15/14	20,500
100,000	Qwest Corp., 6.88%, due 09/15/33	99,250
45,000	Qwest Corp., 7.50%, due 10/01/14	51,075
295,000	Rabobank Nederland NV, 11.00%, due 12/29/49† 144A	384,635
140,000	RailAmerica, Inc., 9.25%, due 07/01/17	154,175
500,000	Range Resources Corp., 6.75%, due 08/01/20	522,500
487,000	Range Resources Corp., 8.00%, due 05/15/19	534,482
75,000	RathGibson, Inc., Senior Note, 11.25%, due 02/15/14¤ †††	1,190
220,000	Reed Elsevier Capital, Inc., Guaranteed Note, 8.63%, due 01/15/19	289,896
590,000	Resona Preferred Global Securities, Cayman, 7.19%, due 12/29/49† 144A	578,899
755,000	Reynolds American, Inc., Senior Note, 6.75%, due 06/15/17	850,320
190,000	Reynolds American, Inc., Senior Secured Note, 7.25%, due 06/01/12	205,544
670,000	Reynolds Group DL Escrow Inc/Reynolds Group Escrow LLC, 7.75%, due 10/15/16 144A	685,075
310,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 8.50%, due 05/15/18 144A	304,575
1,240,000	Rio Tinto Finance USA, Ltd., 9.00%, due 05/01/19	1,733,189
720,000	Roche Holdings, Inc., Guaranteed Note, 6.00%, due 03/01/19 144A	873,738
225,000	Rockies Express Pipeline LLC, 5.63%, due 04/15/20 144A	226,644
40,000	Rogers Cable, Inc., 6.25%, due 06/15/13	45,040
20,000	Rogers Communications, Inc., Senior Note, 6.80%, due 08/15/18	24,746
55,000	Rogers Wireless Communications, Inc., Senior Secured Note, 7.50%, due 03/15/15	67,298
100,000	Royal Bank of Scotland Group Plc, 4.88%, due 03/16/15	105,312
110,000	Royal Bank of Scotland Group Plc, 5.00%, due 11/12/13	110,896
550,000	Royal Bank of Scotland Group Plc, 5.00%, due 10/01/14	551,730
140,000	Royal Bank of Scotland Group Plc, 5.05%, due 01/08/15	140,404
710,000	Royal Bank of Scotland Group Plc, 6.40%, due 10/21/19	773,935
200,000	Royal Bank of Scotland Group Plc, 6.99%, due 10/29/49 144A	163,000
100,000	Royal Bank of Scotland Group Plc, Series U, 7.64%, due 03/31/43	74,750
20,000	Royal Bank of Scotland Group Plc, Subordinated Note, 6.38%, due 02/01/11	20,291
400,000	Royal Bank of Scotland Plc (The), 0.50%, due 08/29/17†	324,699
700,000	Royal Bank of Scotland Plc (The), 3.95%, due 09/21/15	708,110
150,000	RSHB Capital SA for OJSC Russian Agricultural Bank, 6.30%, due 05/15/17 144A	157,125
850,000	Safeway, Inc., 3.95%, due 08/15/20	856,525
100,000	San Diego Gas & Electric Co., 4.50%, due 08/15/40	98,973
35,000	SandRidge Energy, Inc., Series 1, 8.75%, due 01/15/20 144A	34,825
175,000	SandRidge Energy, Inc., 9.88%, due 05/15/16 144A	181,563
500,000	Santander US Debt SA Unipersonal, Series 1, 3.72%, due 01/20/15 144A	507,759
210,000	SBA Tower Trust, 4.25%, due 04/15/15 144A	223,552
170,000	Sears Holding Corp., 6.63%, due 10/15/18	171,328
110,000	Service Corp. International, Senior Note, 7.50%, due 04/01/27	105,600
10,000	Service Corp. International, Senior Note, 7.63%, due 10/01/18	10,750

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

670,000	Shell International Finance BV, 4.38%, due 03/25/20	738,955
400,000	Sheraton Holding Corp., 7.38%, due 11/15/15	441,000
410,000	Shinsei Finance Cayman, Ltd., 6.42%, due 01/29/49† 144A	269,205
700,000	SLM Corp., 4.75%, due 03/17/14	882,220
10,000	SLM Corp., 5.00%, due 04/15/15	9,596
690,000	SLM Corp., 5.38%, due 05/15/14	671,956
75,000	SLM Corp., 5.63%, due 08/01/33	57,836
1,750,000	SLM Corp., 8.00%, due 03/25/20	1,739,416
225,000	SLM Corp., (MTN), 0.80%, due 01/27/14†	194,510
115,000	SLM Corp., (MTN), 5.00%, due 10/01/13	112,775
65,000	Smithfield Foods, Inc., 10.00%, due 07/15/14 144A	75,075
200,000	Sonat, Inc., 7.63%, due 07/15/11	208,338
100,000	Southern California Edison Co., Series 2, 5.95%, due 02/01/38	118,888
1,300,000	Sprint Capital Corp., 7.63%, due 01/30/11	1,324,375
80,000	Sprint Capital Corp., 8.75%, due 03/15/32	84,400
60,000	Sprint Capital Corp., Guaranteed Note, 6.90%, due 05/01/19	60,600
1,050,000	Sprint Nextel Corp., 6.00%, due 12/01/16	1,042,125
225,000	SPX Corp., 6.88%, due 09/01/17 144A	239,625
245,000	Standard Pacific Corp., 8.38%, due 05/15/18	246,225
135,000	Station Casinos, Inc., 7.75%, due 08/15/16¤ †††	14
140,000	Steel Dynamics, Inc., 7.63%, due 03/15/20 144A	145,950
100,000	Steel Dynamics, Inc., Senior Note, 6.75%, due 04/01/15	102,750
15,000	Steel Dynamics, Inc., Senior Note, 7.38%, due 11/01/12	16,106
105,000	Stora Enso Oyj, 7.25%, due 04/15/36 144A	93,056
300,000	Student Loan Consolidation Center, Series 2, 0.00%, due 07/01/42† 144A	274,500
550,000	Sumitomo Mitsui Banking Corp., 3.15%, due 07/22/15 144A	577,960
15,000	Sun Media Corp., Senior Note, 7.63%, due 02/15/13	15,150
196,000	Sungard Data Systems, Inc., 9.13%, due 08/15/13	201,145
110,000	Sungard Data Systems, Inc., Senior Subordinated Note, 10.25%, due 08/15/15	116,325
500,000	SunTrust Banks, Inc., 6.10%, due 12/15/36†	466,458
99,000	SunTrust Preferred Capital I, 5.85%, due 12/31/49†	75,364
1,910,000	Svensk Exportkredit AB, Global Note, (MTN), Series G, 4.88%, due 09/29/11	1,992,598
175,000	Swift Energy Co., 8.88%, due 01/15/20	183,094
95,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 7.88%, due 10/15/18 144A	99,513
95,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 8.25%, due 07/01/16	100,938
55,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 11.25%, due 07/15/17	63,800
10,000	TCI Communications, Inc., Senior Note, 8.75%, due 08/01/15	12,600
380,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	469,270
150,000	Teck Resources, Ltd., 4.50%, due 01/15/21	155,723
8,000	Teck Resources, Ltd., 9.75%, due 05/15/14	9,871
12,000	Teck Resources, Ltd., 10.25%, due 05/15/16	14,596
16,000	Teck Resources, Ltd., 10.75%, due 05/15/19	20,179
35,000	Teekay Corp., 8.50%, due 01/15/20	38,281
220,000	Tele-Communications-TCI Group, Senior Note, 7.13%, due 02/15/28	252,529
270,000	Telecom Italia Capital SA, Guaranteed Senior Note, 5.25%, due 10/01/15	291,687

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

535,000	Telefonica Emisiones SAU, 5.13%, due 04/27/20	583,152
205,000	Telefonica Emisiones SAU,enirNote, 5.98%, due 06/20/11	212,654
75,000	Telefonica Emisones SAU, Guaranteed Senior Note, 6.42%, due 06/20/16	88,012
198,000	TELUS Corp., 8.00%, due 06/01/11	207,367
40,000	Tenet Healthcare Corp., 8.88%, due 07/01/19	44,350
80,000	Tenet Healthcare Corp., 9.00%, due 05/01/15	87,400
115,000	Tenet Healthcare Corp., 10.00%, due 05/01/18	131,963
20,000	Tennessee Gas Pipeline Co., 7.63%, due 04/01/37	23,099
200,000	Terex Corp., 8.00%, due 11/15/17	201,250
120,000	Tesoro Corp., Senior Note, 6.25%, due 11/01/12	125,100
110,000	Tesoro Corp., Senior Note, 6.50%, due 06/01/17	108,900
170,000	Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC, 3.00%, due 06/15/15	178,030
295,000	Texas Industries, Inc., 9.25%, due 08/15/20 144A	307,537
260,000	Time Warner Cable, Inc., 5.40%, due 07/02/12	278,672
740,000	Time Warner Cable, Inc., 5.85%, due 05/01/17	844,927
160,000	Time Warner Cable, Inc., 7.30%, due 07/01/38	197,188
10,000	Time Warner Cable, Inc., 8.25%, due 04/01/19	12,932
90,000	Time Warner Cable, Inc., 8.75%, due 02/14/19	119,041
90,000	Time Warner Cos., Inc., 7.57%, due 02/01/24	113,178
100,000	Time Warner Entertainment Co. LP, Senior Subordinated Note, 8.38%, due 03/15/23	132,176
240,000	Time Warner Entertainment Co. LP, Senior Subordinated Note, 8.38%, due 07/15/33	311,943
700,000	Time Warner, Inc., 4.70%, due 01/15/21	743,228
10,000	TL Acquisitions, Inc., Senior Subordinated Note, 10.50%, due 01/15/15 144A	9,988
130,000	TNK-BP Finance SA, 6.63%, due 03/20/17 144A	137,963
1,100,000	TNK-BP Finance SA, 7.50%, due 07/18/16 144A	1,226,500
3,200,000	TNK-BP Finance SA, 7.88%, due 03/13/18 144A	3,624,000
440,000	Total Capital SA, 4.25%, due 12/15/21	480,046
500,000	Total Capital SA, 4.45%, due 06/24/20	548,241
330,000	Transocean, Inc., Senior Note, 5.25%, due 03/15/13	347,265
810,000	Travelers Cos. (The), Inc., Subordinated Note, 6.25%, due 03/15/37†	778,611
240,000	Triumph Group, Inc., 8.63%, due 07/15/18	259,200
1,050,000	Tyco International Finance SA, 6.00%, due 11/15/13	1,190,916
80,000	Tyco International Finance SA, Guaranteed Note, 6.75%, due 02/15/11	81,818
370,000	UBS AG/Stamford Branch, 3.88%, due 01/15/15	386,558
270,000	UBS AG/Stamford Branch, 4.88%, due 08/04/20	285,251
500,000	UBS AG/Stamford Branch, 5.75%, due 04/25/18	565,339
175,000	Unisys Corp., 14.25%, due 09/15/15 144A	209,125
210,000	United Parcel Service, Inc., Senior Note, 4.50%, due 01/15/13	227,371
320,000	United Rentals North America, Inc., 9.25%, due 12/15/19	348,000
20,000	United Rentals North America, Inc., Senior Subordinated Note, 7.00%, due 02/15/14	20,100
150,000	United States Steel Corp., 7.38%, due 04/01/20	157,125
95,000	United States Steel Corp., Senior Note, 7.00%, due 02/01/18	97,375
125,000	United Technologies Corp., 5.70%, due 04/15/40	143,737
520,000	UnitedHealth Group, Inc., Senior Note, 6.00%, due 02/15/18	607,937

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

725,000	US Central Federal Credit Union, 1.25%, due 10/19/11	731,384
245,000	USG Corp., 6.30%, due 11/15/16	213,762
390,000	Vale Overseas, Ltd., Guaranteed Note, 6.88%, due 11/21/36	446,534
125,000	Valero Energy Corp., 6.63%, due 06/15/37	125,923
220,000	Vedanta Resources Plc, Senior Global Note, 8.75%, due 01/15/14 144A	237,600
105,000	Ventas Realty, LP/Ventas Capital Corp. REIT, 6.50%, due 06/01/16	109,713
110,000	Verizon Communications, Inc., 6.10%, due 04/15/18	131,011
125,000	Verizon Communications, Inc., 6.35%, due 04/01/19	152,798
400,000	Verizon Communications, Inc., 8.75%, due 11/01/18	545,131
270,000	Verizon Global Funding Corp., Global Note, 7.38%, due 09/01/12	302,739
90,000	Verizon Virginia, Inc., 4.63%, due 03/15/13	96,471
105,000	Vertellus Specialties, Inc., 9.38%, due 10/01/15 144A	109,200
440,000	Vodafone Group Plc, 4.15%, due 06/10/14	475,642
1,500,000	Wachovia Bank NA, 0.62%, due 03/15/16†	1,377,621
310,000	Wachovia Capital Trust III, 5.80%, due 03/15/42†	275,125
220,000	Wachovia Capital Trust III, 5.80%, due 03/29/49†	195,250
310,000	Wachovia Corp., 5.75%, due 02/01/18	353,806
700,000	Wachovia Corp., Senior Note, 5.63%, due 10/15/16	779,752
640,000	Wachovia Corp., Subordinated Note, 5.25%, due 08/01/14	696,266
600,000	Wal-Mart Stores, Inc., 4.88%, due 07/08/40	615,230
260,000	Wal-Mart Stores, Inc., 5.63%, due 04/01/40	295,670
270,000	Watson Pharmaceuticals, Inc., 5.00%, due 08/15/14	294,412
920,000	Weatherford International, Ltd. Bermuda, 5.13%, due 09/15/20	942,323
730,000	WellPoint, Inc., 5.88%, due 06/15/17	842,505
130,000	Wells Fargo & Co., 5.30%, due 08/26/11	135,669
1,000,000	Wells Fargo Bank NA, Subordinated Note, 4.75%, due 02/09/15	1,072,021
350,000	Wells Fargo Capital X, 5.95%, due 12/15/36	342,754
19,000	Westlake Chemical Corp., Senior Note, 6.63%, due 01/15/16	19,238
437,000	Williams Cos., Inc., Series A, 7.50%, due 01/15/31	495,805
120,000	Williams Partners, LP/Williams Partners Finance Corp., 5.25%, due 03/15/20	130,694
290,000	Williams Partners, LP/Williams Partners Finance Corp., Senior Note, 7.25%, due 02/01/17	345,883
160,000	Windstream Corp., 8.13%, due 09/01/18 144A	166,400
140,000	Windstream Corp., Senior Note, 8.63%, due 08/01/16	148,750
210,000	Windstream Holding of the Midwest, Inc., 6.75%, due 04/01/28	186,353
510,000	Wyeth, 5.95%, due 04/01/37	603,842
30,000	Wyeth, 6.00%, due 02/15/36	35,418
255,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Series 1, 7.75%, due 08/15/20 144A	270,300
290,000	XTO Energy, Inc., Senior Note, 5.65%, due 04/01/16	345,662
30,000	XTO Energy, Inc., Senior Note, 6.25%, due 08/01/17	37,254
100,000	XTO Energy, Inc., Senior Note, 6.50%, due 12/15/18	127,551
380,000	XTO Energy, Inc., Senior Note, 7.50%, due 04/15/12	418,823

		256,481,045

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities — 30.4%

530,000	Arran Residential Mortgages Funding Plc, Series 2010-1A, Class A1C, 1.58%, due 05/16/47**** † 144A	530,000
671,259	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4, 6.19%, due 06/11/35	704,329
210,000	Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.12%, due 10/10/45†	230,540
425,000	Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, due 09/10/47	453,636
360,000	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.63%, due 04/10/49†	374,047
208,730	Banc of America Funding Corp., Series 2005-E, Class 8A1, 3.18%, due 06/20/35†	113,647
250,000	Banc of America Large Loan, Inc., Series 2009-UB2, Class A4B4, 6.10%, due 02/24/51† 144A	231,836
350,809	Banc of America Mortgage Securities, Series 2005-A, Class 2A1, 3.18%, due 02/25/35†	307,408
536,026	BCAP LLC Trust, Series 2007-AA1, Class 1A1, 0.36%, due 02/25/47†	400,843
82,760	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA, 3.31%, due 07/25/34†	76,094
512,717	Bear Stearns Commercial Mortgage Securities, Series 2002-TOP6, Class A2, 6.46%, due 10/15/36	540,512
1,200,000	Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4, 5.91%, due 09/11/38†	1,341,393
366,729	Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A3, 4.90%, due 12/25/35†	342,759
705,401	Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 4.63%, due 02/25/36† 144A	691,411
320,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, due 10/15/48	348,812
224,562	Countrywide Alternative Loan Trust, Series 2005-34CB, Class 1A6, 5.50%, due 09/25/35	220,942
143,687	Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 0.59%, due 11/20/35†	82,256
104,291	Countrywide Alternative Loan Trust, Series 2005-61, Class 1A1, 0.52%, due 12/25/35†	67,620
612,027	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, 0.45%, due 03/20/47†	336,044
21,307	Countrywide Alternative Loan Trust, Series 2006-OC10, Class 2A1, 0.35%, due 11/25/36†	21,182
253,231	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-29, Class 1A1, 0.80%, due 02/25/35†	212,425
114,059	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-3, Class 1A2, 0.55%, due 04/25/35†	72,945
106,759	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-9, Class 1A1, 0.56%, due 05/25/35†	67,064
108,645	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF, 0.66%, due 09/25/35† 144A	92,175
590,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3, 6.13%, due 04/15/37	620,949

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

320,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CP5, Class A2, 4.94%, due 12/15/35	340,153
1,000,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4, 5.10%, due 08/15/38†	1,084,496
226,840	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1, 6.00%, due 10/25/21	186,862
400,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A3, 6.00%, due 09/15/39†	417,105
472,637	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-OA1, Class A1, 0.46%, due 02/25/47†	302,451
87,612	DLJ Commercial Mortgage Corp., Series 1998-CG1, Class B1, 6.91%, due 06/10/31†	87,597
43,367	FHLMC, 5.50%, due 10/01/35	46,304
605,586	FHLMC, 5.50%, due 12/01/36	644,332
691,505	FHLMC, 5.50%, due 08/01/38	737,412
469,443	FHLMC, Series 2808, Class FT, 0.61%, due 04/15/33†	469,356
371,345	FHLMC Gold Pool, 5.50%, due 11/01/35	396,497
1,028,447	FHLMC Gold Pool, 5.50%, due 12/01/37	1,094,248
615,760	FHLMC Gold Pool, 5.50%, due 04/01/38	653,680
240,000	FHLMC Multifamily Structured Pass Through Certificates, Series K003, Class A3, 4.32%, due 12/25/15	264,170
268,806	FHLMC Non Gold Pool, 5.35%, due 05/01/36†	281,828
58,630	FHLMC Non Gold Pool, 5.86%, due 05/01/37†	62,758
77,141	FHLMC Non Gold Pool, 6.29%, due 09/01/36†	81,889
522,720	FHLMC Structured Pass Through Securities, Series T-61, Class 1A1, 1.79%, due 07/25/44†	524,150
800,000	FHLMC TBA, 3.50%, due 10/01/24	822,500
2,600,000	FHLMC TBA, 4.00%, due 04/01/39	2,666,625
1,500,000	FHLMC TBA, 4.50%, due 01/01/39	1,560,234
1,100,000	FHLMC TBA, 5.00%, due 02/01/19	1,166,688
900,000	FHLMC TBA, 5.00%, due 09/01/36	945,422
1,500,000	FHLMC TBA, 5.50%, due 06/01/35	1,591,173
273,250	First Horizon Alternative Mortgage Securities, Series 2004-AA4, Class A1, 2.43%, due 10/25/34†	235,170
355,665	First Horizon Alternative Mortgage Securities, Series 2006-FA1, Class 1A6, 1.01%, due 04/25/36†	314,039
584,417	First Horizon Alternative Mortgage Securities, Series 2006-FA8, Class 1A8, 0.63%, due 02/25/37†	310,317
300,000	FNMA, 3.50%, due 10/01/40	302,675
1,503,229	FNMA, 4.00%, due 01/01/25	1,571,880
971,453	FNMA, 4.00%, due 02/01/25	1,017,641
389,975	FNMA, 4.00%, due 03/01/25	407,785
145,180	FNMA, 4.00%, due 03/01/39	149,446
1,968,351	FNMA, 4.00%, due 08/01/40	2,026,193
290,151	FNMA, 4.00%, due 08/01/40	298,677
1,000,000	FNMA, 4.00%, due 09/01/40	1,029,386
471,639	FNMA, 4.00%, due 09/01/40	485,498
185,336	FNMA, 4.00%, due 09/01/40	190,782
624,630	FNMA, 4.00%, due 09/01/40	642,985

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

343,025	FNMA, 4.00%, due 09/01/40	353,105
31,648	FNMA, 4.00%, due 09/01/40	32,578
1,000,000	FNMA, 4.00%, due 09/01/40	1,029,386
147,726	FNMA, 4.00%, due 09/01/40	152,067
568,062	FNMA, 4.00%, due 10/01/40	584,755
1,224,252	FNMA, 4.00%, due 10/01/40	1,260,228
946,645	FNMA, 4.50%, due 12/01/20	1,003,719
1,005,601	FNMA, 5.00%, due 06/01/35	1,065,682
1,516,626	FNMA, 5.00%, due 07/01/35	1,607,239
2,391,737	FNMA, 5.00%, due 10/01/35	2,528,657
1,360,809	FNMA, 5.00%, due 07/01/40	1,433,607
32,143	FNMA, 5.50%, due 09/01/19	34,761
188,200	FNMA, 5.50%, due 03/01/21	202,792
49,707	FNMA, 5.50%, due 12/01/32	53,445
568,012	FNMA, 5.50%, due 07/01/33	610,380
313,671	FNMA, 5.50%, due 02/01/35	337,068
660,779	FNMA, 5.50%, due 10/01/35	708,828
187,989	FNMA, 5.50%, due 02/01/36	200,425
619,289	FNMA, 5.50%, due 03/01/36	660,257
136,601	FNMA, 5.50%, due 04/01/36	144,933
429,604	FNMA, 5.50%, due 04/01/36	458,023
538,965	FNMA, 5.50%, due 11/01/36	574,619
528,660	FNMA, 5.50%, due 08/01/37	565,449
482,544	FNMA, 5.50%, due 01/01/38	513,410
687,869	FNMA, 5.50%, due 01/01/38	731,869
578,631	FNMA, 5.50%, due 01/01/38	615,644
371,767	FNMA, 5.50%, due 02/01/38	395,547
490,705	FNMA, 5.50%, due 02/01/38	522,094
810,958	FNMA, 5.50%, due 03/01/38	862,832
562,691	FNMA, 5.50%, due 05/01/38	598,684
736,629	FNMA, 5.50%, due 05/01/38	783,748
647,937	FNMA, 5.50%, due 05/01/38	689,383
513,526	FNMA, 5.50%, due 11/01/38	546,374
445,126	FNMA, 5.50%, due 04/01/39	473,599
320,892	FNMA, 5.50%, due 05/01/39	341,418
999,999	FNMA, 5.50%, due 10/01/39	1,063,965
1,171,625	FNMA, 5.50%, due 11/01/39	1,246,569
78,218	FNMA, 6.00%, due 11/01/21	84,836
33,814	FNMA, 6.00%, due 10/01/35	36,743
8,700,000	FNMA, 6.00%, due 10/01/35	9,345,705
775,973	FNMA, 6.00%, due 05/01/36	838,231
112,338	FNMA, 6.00%, due 08/01/36	121,351
283,865	FNMA, 6.00%, due 08/01/36	306,640
341,758	FNMA, 6.00%, due 09/01/36	369,178
57,295	FNMA, 6.00%, due 09/01/36	61,892
53,573	FNMA, 6.00%, due 09/01/36	57,871
332,337	FNMA, 6.00%, due 11/01/36	359,001
94,913	FNMA, 6.00%, due 08/01/37	102,143

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

1,400,495	FNMA, 6.00%, due 08/01/37	1,522,069
9,791,751	FNMA, 6.00%, due 02/01/38	10,537,581
58,955	FNMA, 6.00%, due 07/01/38	63,372
1,153,141	FNMA, 6.00%, due 10/01/39	1,245,659
25,301	FNMA, 6.50%, due 04/01/36	27,713
284,242	FNMA, 6.50%, due 10/01/37	311,310
50,046	FNMA, Series 2002-T6, Class A1, 3.31%, due 02/25/32	51,362
531,226	FNMA, Series 2004-38, Class FK, 0.61%, due 05/25/34†	531,989
68,104	FNMA, Series 2005-68, Class PC, 5.50%, due 07/25/35	75,479
2,300,000	FNMA TBA, 3.50%, due 04/01/25	2,364,688
1,400,000	FNMA TBA, 3.50%, due 04/01/25	1,444,625
700,000	FNMA TBA, 3.50%, due 11/01/39	705,359
39,000,000	FNMA TBA, 4.00%, due 05/01/39	21,614,985
3,200,000	FNMA TBA, 4.00%, due 05/01/39	3,285,578
47,000,000	FNMA TBA, 4.00%, due 05/01/39	48,028,125
1,300,000	FNMA TBA, 4.50%, due 12/01/20	1,367,438
400,000	FNMA TBA, 4.50%, due 12/01/20	420,250
54,200,000	FNMA TBA, 4.50%, due 11/01/38	56,452,660
1,200,000	FNMA TBA, 5.00%, due 05/01/19	1,271,156
100,000	FNMA TBA, 5.00%, due 03/01/36	105,266
1,300,000	FNMA TBA, 5.50%, due 10/01/19	1,398,618
5,500,000	FNMA TBA, 5.50%, due 04/01/35	5,842,034
13,100,000	FNMA TBA, 5.50%, due 04/01/35	13,926,938
4,100,000	FNMA TBA, 6.50%, due 10/01/34	4,470,923
846,495	GE Capital Commercial Mortgage Corp., Series 2001-1, Class A2, 6.53%, due 05/15/33	858,183
790,000	GE Capital Commercial Mortgage Corp., Series 2001-3, Class A2, 6.07%, due 06/10/38	821,957
745,000	GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A3, 5.35%, due 08/11/36	787,319
2,235	GMAC Commercial Mortgage Securities, Inc., Series 2000-C3, Class A2, 6.96%, due 09/15/35	2,233
655,138	GNMA, 5.50%, due 02/15/35	707,411
1,104,664	GNMA Pool I, 4.50%, due 03/15/40	1,164,694
369,410	GNMA Pool I, 5.00%, due 09/15/35	395,386
22,466	GNMA Pool I, 5.00%, due 04/15/36	24,103
198,775	GNMA Pool I, 5.00%, due 04/15/40	213,388
597,072	GNMA Pool I, 5.00%, due 05/15/40	640,966
72,622	GNMA Pool I, 7.50%, due 03/15/17	82,197
300,000	GNMA Pool I TBA, 3.50%, due 03/01/39	301,922
200,000	GNMA Pool I TBA, 4.00%, due 09/10/39	206,812
1,000,000	GNMA Pool I TBA, 5.00%, due 05/01/38	1,064,844
1,991,143	GNMA Pool II, 5.00%, due 07/20/40	2,127,723
99,757	GNMA Pool II, 5.00%, due 07/20/40	106,631
5,090,910	GNMA Pool II, 5.00%, due 08/20/40	5,440,116
400,000	GNMA Pool II, 5.00%, due 09/20/40	427,438
2,800,000	GNMA Pool II TBA, 1.00%, due 02/01/40	2,884,890
300,000	GNMA Pool II TBA, 4.50%, due 10/01/39	316,031

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

500,000	GNMA Pool II TBA, 5.00%, due 04/01/39	533,435
400,000	GNMA TBA, 5.50%, due 05/01/36	430,062
7,000,000	GNMA TBA, 5.50%, due 09/01/36	7,518,434
900,000	GNMA TBA, 6.00%, due 02/01/36	976,640
3,300,000	GNMA TBA, 6.00%, due 02/01/36	3,575,327
573,292	Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 1A1A, 0.34%, due 02/25/47†	430,506
777,484	Greenpoint Mortgage Funding Trust, Series 2007-AR2, Class 1A1, 0.39%, due 04/25/47†	586,334
480,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, 4.80%, due 08/10/42†	512,334
509,226	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2, 5.38%, due 03/10/39	527,866
54,190	GSAA Trust, Series 2006-5, Class 2A1, 0.33%, due 03/25/36†	42,339
271,084	GSR Mortgage Loan Trust, Series 2004-7, Class 4A1, 4.86%, due 06/25/34†	259,775
82,759	Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A, 0.57%, due 11/19/35†	54,950
103,387	Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1A, 0.60%, due 06/20/35†	87,570
1,352,667	Harborview Mortgage Loan Trust, Series 2006-13, Class A, 0.44%, due 11/19/46†	696,995
465,967	Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A, 0.47%, due 11/19/36†	297,166
1,324,913	Harborview Mortgage Loan Trust, Series 2007-4, Class 2A1, 0.48%, due 07/19/47†	814,884
325,000	Holmes Master Issuer Plc, Series 2007-2A, Class 3A1, 0.61%, due 07/15/21†	321,929
520,000	Honda Auto Receivables Owner Trust, Series 2010-1, Class A2, 0.62%, due 02/21/12	520,414
674,973	Impac Secured Assets CMN Owner Trust, Series 2005-2, Class A1, 0.58%, due 03/25/36†	363,067
469,507	Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 5.09%, due 09/25/35†	372,381
1,110,701	Indymac Index Mortgage Loan Trust, Series 2007-AR15, Class 2A1, 5.31%, due 08/25/37†	711,403
257,418	Indymac Index Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 5.95%, due 11/25/37†	222,421
154,441	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIC2, Class A3, 6.43%, due 04/15/35	158,010
190,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A5, 4.65%, due 01/12/37	197,675
397,552	LB-UBS Commercial Mortgage Trust, Series 2001-C2, Class A2, 6.65%, due 11/15/27	403,289
1,110,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, 4.74%, due 07/15/30	1,202,342
380,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.37%, due 09/15/39	414,047
2,000,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.87%, due 09/15/45†	2,120,011
69,353	Lehman XS Trust, Series 2005-5N, Class 1A1, 0.56%, due 11/25/35†	49,314
148,114	Lehman XS Trust, Series 2005-7N, Class 1A1B, 1.00%, due 12/25/35†	48,041

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

329,349	Lehman XS Trust, Series 2006-2N, Class 1A1, 1.00%, due 02/25/46†	196,150
412,482	Lehman XS Trust, Series 2007-2N, Class 3A1, 1.00%, due 02/25/37†	375,672
171,324	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 3.95%, due 01/25/36†	152,319
1,490,137	MASTR Adjustable Rate Mortgages Trust, Series 2007-3, Class 12A1, 0.46%, due 05/25/47†	789,621
588,266	MASTR Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1, 3.63%, due 11/25/35† 144A	385,279
411,190	MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, due 08/25/34 144A	419,770
181,415	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, 0.61%, due 05/25/35† 144A	148,776
104,698	Merrill Lynch Mortgage Investors, Inc., Series 2005-A3, Class A1, 0.53%, due 04/25/35†	74,855
520,000	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6, 5.41%, due 11/12/37†	572,062
300,000	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.84%, due 05/12/39†	327,891
340,000	MLCC Mortgage Investors, Inc., Series 2007-1, Class 4A3, 5.71%, due 01/25/37†	331,964
370,692	Morgan Stanley Dean Witter Capital I, Series 2001-TOP1, Class A4, 6.66%, due 02/15/33	372,621
559,006	Nomura Asset Acceptance Corp., Series 2004-R3, Class A1, 6.50%, due 02/25/35 144A	571,557
506,807	Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A, 0.45%, due 09/25/46†	334,743
483,048	Prime Mortgage Trust, Series 2006-DR1, Class 1A1, 5.50%, due 05/25/35 144A	472,119
212,494	Prime Mortgage Trust, Series 2006-DR1, Class 1A2, 6.00%, due 05/25/35 144A	211,552
1,609,109	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, due 05/25/35 144A	1,423,725
1,237,769	Prime Mortgage Trust, Series 2006-SRS12, Class AF, 6.00%, due 05/25/35 144A	1,063,105
360,964	RBSSP Resecuritization Trust, Series 2010-3, Class 4A1, 3.54%, due 12/26/35† 144A	358,699
118,967	Residential Accredit Loans, Inc., Series 2005-QQ3, Class A1, 0.66%, due 10/25/45†	64,547
199,524	Residential Accredit Loans, Inc., Series 2006-Q08, Class 1A1, 0.35%, due 10/25/46†	195,521
318,565	Residential Asset Securitization Trust, Series 2003-A8, Class A2, 0.61%, due 10/25/18†	289,373
765,000	Salomon Brothers Mortgage Securities VII, Series 2002-KEY2, Class A3, 4.87%, due 03/18/36	803,087
436,535	Thornburg Mortgage Securities Trust, Series 2007-4, Class 2A1, 6.19%, due 09/25/37†	416,242
458,691	Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1, 6.18%, due 09/25/37†	448,441
112,572	WaMu Mortgage Pass Through Certificates, Series 2003-AR9, Class 1A7, 2.71%, due 09/25/33†	108,815
1,118,603	WaMu Mortgage Pass Through Certificates, Series 2005-AR11, Class A1A, 0.58%, due 08/25/45†	943,533
412,078	WaMu Mortgage Pass Through Certificates, Series 2005-AR3, Class A2, 2.72%, due 03/25/35†	389,310

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

425,804	WaMu Mortgage Pass Through Certificates, Series 2005-AR6, Class 2A1A, 0.49%, due 04/25/45†	352,227
160,829	WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 1A1, 5.51%, due 11/25/36†	147,093
151,645	Washington Mutual, Inc., Series 2005-AR13, Class A1A1, 0.55%, due 10/25/45†	123,498
141,546	Washington Mutual, Inc., Series 2005-AR15, Class A1A1, 0.52%, due 11/25/45†	116,098
141,546	Washington Mutual, Inc., Series 2005-AR15, Class A1A2, 0.54%, due 11/25/45†	104,211
340,420	Washington Mutual, Inc., Series 2005-AR17, Class A1A1, 0.53%, due 12/25/45†	282,329
170,210	Washington Mutual, Inc., Series 2005-AR17, Class A1A2, 0.55%, due 12/25/45†	128,148
213,884	Washington Mutual, Inc., Series 2005-AR19, Class A1A1, 0.53%, due 12/25/45†	178,632
267,355	Washington Mutual, Inc., Series 2005-AR19, Class A1A2, 0.55%, due 12/25/45†	205,713
377,962	Washington Mutual, Inc., Series 2006-AR14, Class 1A4, 5.51%, due 11/25/36†	292,443
917,851	Washington Mutual, Inc., Series 2006-AR16, Class 1A1, 5.43%, due 12/25/36†	693,963
405,393	Washington Mutual, Inc., Series 2006-AR20, Class 1A1, 5.84%, due 09/25/36†	326,135
405,332	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR8, Class 2A1, 2.95%, due 06/25/35†	396,106

		306,238,330

	Municipal Obligations — 1.6%

2,700,000	California East Bay Municipal Utility District, 5.87%, due 06/01/40	3,043,278
245,000	Chicago O’Hare International Airport, 6.40%, due 01/01/40	260,513
600,000	Chicago Transit Authority, Series A, 6.90%, due 12/01/40	647,220
600,000	Chicago Transit Authority, Series B, 6.90%, due 12/01/40	647,220
110,000	County of Miami-Dade, Florida, 5.62%, due 07/01/40	109,907
40,000	Dallas Area Rapid Transit, 5.02%, due 12/01/48	40,208
450,000	Florida Educational Loan Marketing Corp., 0.74%, due 12/01/36†	346,037
100,000	Illinois Taxable Pension, 5.10%, due 06/01/33	84,000
120,000	Los Angeles Department of Water & Power, 5.72%, due 07/01/39	123,280
155,000	Los Angeles Unified School District, 5.75%, due 07/01/34	156,736
135,000	Maryland State Transportation Authority, 5.75%, due 07/01/41	150,200
90,000	Municipal Electric Authority of Georgia, 6.64%, due 04/01/57	96,856
140,000	New York City Municipal Water Finance Authority, 5.72%, due 06/15/42	150,637
120,000	New York City Municipal Water Finance Authority, 5.79%, due 06/15/41	122,486
130,000	New York City Transitional Finance Authority, 5.51%, due 08/01/37	135,271
125,000	New York State Dormitory Authority, 5.63%, due 03/15/39	130,730
700,000	Northstar Education Finance, Inc., 0.00%, due 01/29/46†	593,482
150,000	Ohio Housing Finance Agency, 6.04%, due 09/01/17	156,439
100,000	Port Authority of New York & New Jersey, 6.04%, due 12/01/29	108,575
135,000	Sacramento Municipal Utility District, 6.16%, due 05/15/36	141,728
125,000	San Diego County Regional Airport Authority, 6.63%, due 07/01/40	127,208
275,000	State of California General Obligation, 7.30%, due 10/01/39	291,349
800,000	State of California General Obligation, 7.50%, due 04/01/34	871,184
1,810,000	State of California General Obligation, 7.55%, due 04/01/39	1,970,203
110,000	State of California General Obligation, 7.63%, due 03/01/40	121,097
125,000	State of California General Obligation, 7.95%, due 03/01/36	134,138
4,100,000	State of Illinois General Obligation, 2.77%, due 01/01/12	4,138,663

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Municipal Obligations — continued

760,000	State of Illinois General Obligation, 6.73%, due 04/01/35	760,388
105,000	University of California, 5.95%, due 05/15/45	106,643

		15,765,676

	Sovereign Debt Obligations — 1.7%

6,500,000	Australia Government Bond, 4.75%, due 06/15/16	6,246,675
3,900,000	Australia Government Bond, 6.00%, due 02/15/17	3,998,894
2,500,000	Canadian Government Bond, 1.50%, due 03/01/12	2,443,437
1,025,000	Province of Ontario Canada, 1.88%, due 11/19/12	1,050,565
2,600,000	Province of Ontario Canada, 2.70%, due 06/16/15	2,726,238
209,430	Russian Foreign — Eurobond, 7.50%, due 03/31/30†† 144A	250,625
95,000	United Mexican States, 5.63%, due 01/15/17	109,155
112,000	United Mexican States, 6.75%, due 09/27/34	139,720
60,000	United Mexican States, 7.50%, due 04/08/33	79,800

		17,045,109

	U.S. Government and Agency Obligations — 29.7%

372,301	Federal Home Loan Bank, 4.72%, due 09/20/12	391,310
205,000	Federal Home Loan Bank, 5.63%, due 06/13/16	229,153
553,125	FHLMC, 5.63%, due 02/01/37†	589,753
90,000	Financing Corp. FICO STRIPS, 0.00%, due 02/08/18‡	75,575
280,000	Financing Corp. FICO STRIPS, 0.00%, due 04/06/18‡	233,749
350,000	Financing Corp. FICO STRIPS, 0.00%, due 05/11/18‡	291,136
270,000	Financing Corp. FICO STRIPS, 0.00%, due 08/03/18‡	222,064
150,000	Financing Corp. FICO STRIPS, 0.00%, due 08/03/18‡	123,369
140,000	Financing Corp. FICO STRIPS, 0.00%, due 08/03/18‡	115,144
330,000	Financing Corp. FICO STRIPS, 0.00%, due 08/03/18‡	271,411
330,000	Financing Corp. FICO STRIPS, 0.00%, due 11/02/18‡	267,960
150,000	Financing Corp. FICO STRIPS, 0.00%, due 03/07/19‡	119,253
50,000	Financing Corp. FICO STRIPS, 0.00%, due 06/06/19‡	39,185
20,000	Financing Corp. FICO STRIPS, 0.00%, due 09/26/19‡	15,417
830,000	FNMA, 0.00%, due 10/09/19‡	549,150
1,245,000	FNMA, 1.63%, due 10/26/15	1,246,015
234,145	FNMA, 2.58%, due 12/01/34†	244,436
360,000	FNMA, 4.38%, due 10/15/15	408,767
195,097	FNMA, 5.03%, due 09/01/35†	207,883
1,850,000	FNMA, 5.25%, due 08/01/12	1,996,648
555,000	FNMA, 5.63%, due 07/15/37	685,028
547,336	FNMA, 5.77%, due 08/01/37†	583,931
477,475	FNMA, 5.81%, due 06/01/36†	505,430
585,000	FNMA, 6.63%, due 11/15/30	807,330
190,000	Tennessee Valley Authority, 5.25%, due 09/15/39	221,396
172,968	U.S. Treasury Bond, 2.38%, due 01/15/27	200,089
10,430,000	U.S. Treasury Bond, 3.88%, due 08/15/40	10,783,640
1,900,000	U.S. Treasury Bond, 4.25%, due 05/15/39	2,089,109
200,000	U.S. Treasury Bond, 4.38%, due 02/15/38	225,406
2,190,000	U.S. Treasury Bond, 4.38%, due 11/15/39	2,457,248

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	U.S. Government and Agency Obligations — continued

13,855,000	U.S. Treasury Bond, 4.38%, due 05/15/40	15,563,141
4,160,000	U.S. Treasury Bond, 4.50%, due 02/15/36	4,784,000
200,000	U.S. Treasury Bond, 4.50%, due 08/15/39	229,031
1,800,000	U.S. Treasury Bond, 5.25%, due 02/15/29	2,275,031
300,000	U.S. Treasury Bond, 6.25%, due 08/15/23	406,359
955,000	U.S. Treasury Bond, 6.50%, due 11/15/26	1,360,427
100,000	U.S. Treasury Bond, 7.25%, due 08/15/22	145,000
800,000	U.S. Treasury Bond, 7.50%, due 11/15/24	1,212,875
2,000,000	U.S. Treasury Bond, 7.63%, due 11/15/22	2,986,250
1,400,000	U.S. Treasury Bond, 7.88%, due 02/15/21	2,074,625
11,200,000	U.S. Treasury Bond, 8.00%, due 11/15/21	16,894,506
1,300,000	U.S. Treasury Bond, 8.13%, due 08/15/21	1,970,312
3,700,000	U.S. Treasury Bond, 8.50%, due 02/15/20	5,585,265
3,700,000	U.S. Treasury Bond, 8.75%, due 08/15/20	5,718,235
13,535,261	U.S. Treasury Inflation Indexed Bond, 1.25%, due 07/15/20	14,221,539
1,279,987	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28(a)	1,359,887
98,857	U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/26(a)	108,951
4,236,330	U.S. Treasury Inflation Indexed Bond, 2.13%, due 02/15/40	4,747,007
1,496,169	U.S. Treasury Inflation Indexed Bond, 3.63%, due 04/15/28(a)	2,005,918
1,312,889	U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29	1,829,838
1,785,000	U.S. Treasury Note, 0.38%, due 08/31/12	1,783,954
4,370,000	U.S. Treasury Note, 0.38%, due 09/30/12(a)	4,365,905
2,680,000	U.S. Treasury Note, 0.75%, due 09/15/13	2,689,214
10,000,000	U.S. Treasury Note, 1.00%, due 09/30/11	10,071,490
6,960,000	U.S. Treasury Note, 1.25%, due 08/31/15	6,958,914
9,125,000	U.S. Treasury Note, 1.25%, due 09/30/15	9,112,170
3,110,000	U.S. Treasury Note, 1.88%, due 08/31/17	3,107,814
2,020,000	U.S. Treasury Note, 1.88%, due 09/30/17	2,015,265
200,000	U.S. Treasury Note, 2.38%, due 08/31/14	211,047
6,500,000	U.S. Treasury Note, 2.38%, due 07/31/17	6,712,264
9,700,000	U.S. Treasury Note, 2.50%, due 03/31/15	10,287,306
2,500,000	U.S. Treasury Note, 2.50%, due 04/30/15	2,650,782
800,000	U.S. Treasury Note, 2.50%, due 06/30/17	833,625
19,930,000	U.S. Treasury Note, 2.63%, due 12/31/14	21,233,243
8,557,000	U.S. Treasury Note, 2.63%, due 08/15/20	8,638,557
18,180,000	U.S. Treasury Note, 2.75%, due 05/31/17	19,235,294
29,200,000	U.S. Treasury Note, 2.75%, due 02/15/19(a)	30,297,278
6,100,000	U.S. Treasury Note, 3.13%, due 10/31/16	6,621,837
300,000	U.S. Treasury Note, 3.13%, due 04/30/17	324,680
13,300,000	U.S. Treasury Note, 3.25%, due 05/31/16	14,561,425
300,000	U.S. Treasury Note, 3.38%, due 11/15/19	323,227
14,810,000	U.S. Treasury Note, 3.50%, due 05/15/20	16,078,121
8,600,000	U.S. Treasury Note, 3.63%, due 08/15/19	9,458,658

		299,246,252

	TOTAL DEBT OBLIGATIONS (COST $904,751,738)	927,218,691

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 0.0%

	Building Materials — 0.0%

280	Nortek, Inc.*	11,200
10,371	US Concrete, Inc.****	103,710

		114,910

	Diversified Financial Services — 0.0%

4,331	CIT Group, Inc.*	176,792

	Oil & Gas Services — 0.0%

181	SemGroup Corp.*	4,208

	TOTAL COMMON STOCKS (COST $285,227)	295,910

	PREFERRED STOCKS — 0.2%

	Banks — 0.1%

600	Wells Fargo & Co. Class A	603,600

	Diversified Financial Services — 0.1%

17,550	Citigroup Capital XII†	463,495
9,625	Citigroup Capital XIII†	249,288

		712,783

	Sovereign — 0.0%

29,425	FHLMC†	15,077
21,375	FNMA†	10,527
700	FNMA†	553

		26,157

	TOTAL PREFERRED STOCKS (COST $2,330,214)	1,342,540

	WARRANTS — 0.0%

	Media — 0.0%

307	Charter Communications, Inc., Strike Price $46.86, Expires 11/30/14*	1,689

	Oil & Gas Services — 0.0%

190	SemGroup Corp., Strike Price $25.00, Expires 11/30/14* ¤	927

	TOTAL WARRANTS (COST $1,776)	2,616

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 21.9%

	Municipal Obligations — 0.1%

1,200,000	State of Illinois General Obligation, 1.82%, due 01/01/11	1,202,196

	U.S. Government and Agency Obligations — 10.1%

3,300,000	FHLB Discount Note, 0.00%, due 11/19/10‡	3,299,146
24,500,000	FHLMC Discount Note, 0.00%, due 01/24/11‡	24,489,048
3,300,000	FHLMC Discount Note, 0.00%, due 04/19/11‡	3,296,885
4,000,000	FHLMC Discount Note, 0.25%, due 10/13/10	3,999,667
6,170,000	FHLMC Discount Note, 1.00%, due 11/15/10	6,167,879
8,300,000	FNMA Discount Note, 0.00%, due 04/26/11‡	8,291,891
6,000,000	FNMA Discount Note, 0.23%, due 10/25/10	5,999,080
3,400,000	United States Treasury Bill, 0.00%, due 10/07/10‡	3,399,932
2,200,000	United States Treasury Bill, 0.00%, due 10/21/10‡	2,199,841
27,400,000	United States Treasury Bill, 0.00%, due 10/28/10‡	27,397,387
1,000,000	United States Treasury Bill, 0.21%, due 12/09/10 (a)	999,760
6,190,000	United States Treasury Bill, 1.00%, due 10/21/10	6,189,390
6,000,000	United States Treasury Bill, 1.00%, due 01/13/11	5,997,888

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $101,713,528)	101,727,794

	Repurchase Agreements — 5.8%

39,900,000	Credit Suisse Securities USA LLC (Dated 09/30/2010. Collateralized by a U.S. Treasury Note, with a rate of 0.375% with a maturity of 09/30/2012, valued at 39,922,748. Repurchase proceeds are 33,900,222), 0.20%, due 10/01/10	39,900,000
3,700,000	JPMorgan Securities LLC (Dated 09/28/2010. Collateralized by a U.S. Treasury Bond, with a rate of 8.750% with a maturity of 08/15/2020, valued at 3,854,985. Repurchase proceeds are 3,700,195), 0.19%, due 10/08/10	3,700,000
14,900,000	Morgan Stanley & Co., Inc. (Dated 09/27/2010. Collateralized by a U.S. Treasury Note, with a rate of 1.750% with a maturity of 08/15/2012, valued at 15,049,202. Repurchase proceeds are 14,901,304), 0.21%, due 10/12/10	14,900,000

	TOTAL REPURCHASE AGREEMENTS (COST $58,500,000)	58,500,000

	Bank Deposit — 5.9%

59,452,904	State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/10	59,452,904

	TOTAL SHORT-TERM INVESTMENTS (COST $220,866,432)	220,882,894

	TOTAL INVESTMENTS BEFORE TBA COMMITMENTS — 114.2% (Cost $1,128,235,387)	1,149,742,651

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	TBA SALE COMMITMENTS — (1.1)%

(1,400,000)	FNMA TBA, 5.50%, due 10/01/19	(1,506,204)
(9,000,000)	FNMA TBA, 5.50%, due 04/01/35	(9,568,125)

		(11,074,329)

	TOTAL TBA SALE COMMITMENTS (PROCEEDS $11,149,250)	(11,074,329)

	TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 113.1% (Cost $1,117,086,137)	1,138,668,322

	Other Assets and Liabilities (net) — (13.1)%	(131,880,223)

	NET ASSETS — 100.0%	$1,006,788,099

	Notes to Schedule of Investments:

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $65,059,981 which represents 6.5% of net assets.

	Industry classifications are unaudited

	FHLB — Federal Home Loan Bank

	FHLMC — Federal Home Loan Mortgage Corporation

	FNMA — Federal National Mortgage Association

	GNMA — Government National Mortgage Association

	MTN — Medium Term Note

	PIK — Payment In Kind

	REIT — Real Estate Investment Trust

	TBA — To Be Announced

	(a) All or a portion of this security is held for open futures collateral.

	* Non-income producing security.

 **** Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $633,710 which represents 0.1% of net assets. The aggregate tax cost of these securities held at September 30, 2010 was $693,761.

 ¤ Illiquid security. The total market value of the securities at period end is $1,829,585 which represents 0.2% of net assets. The aggregate tax cost of these securities held at September 30, 2010 was $4,066,895.

	† Floating rate note. Rate shown is as of September 30, 2010.

	†† Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

	††† Security is currently in default.

	‡ Zero coupon bond.

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

A summary of outstanding financial instruments at September 30, 2010 is as follows:

Forward Currency Contracts

					Net
					Unrealized
Settlement			Units of		Appreciation
Date	Deliver/Receive	Counterparty	Currency	Value	(Depreciation)
Buys
9/14/11	CNY	Bank of America N.A.	4,046,805	$610,626	$1,626
4/28/11	CNY	Citibank N.A.	2,718,354	408,214	(2,786)
9/14/11	CNY	Citibank N.A.	1,407,680	212,406	406
4/07/11	CNY	JPMorgan Chase Bank	4,642,400	696,722	(3,278)
4/28/11	CNY	JPMorgan Chase Bank	3,267,810	490,725	(3,274)
1/10/11	CNY	JPMorgan Chase Bank	41,623,700	6,232,337	32,337
9/14/11	CNY	Royal Bank of Scotland Plc	875,160	132,054	54
9/14/11	CNY	UBS AG	2,095,080	316,129	129
11/23/10	EUR	JPMorgan Chase Bank	2,025,000	2,753,004	71,669
11/23/10	EUR	Morgan Stanley and Co., Inc.	465,000	632,171	40,026
1/12/11	INR	HSBC Bank USA N.A.	37,231,920	814,705	22,705
1/12/11	INR	Morgan Stanley and Co., Inc.	19,825,560	433,821	11,821
11/12/10	KRW	Bank of America N.A.	1,718,724,000	1,504,946	34,946
11/12/10	KRW	Citibank N.A.	1,169,000,000	1,023,598	23,598
11/12/10	KRW	HSBC Bank USA N.A.	814,030,000	712,779	12,780
11/12/10	KRW	Royal Bank of Scotland Plc	787,836,000	689,844	11,844
11/12/10	SGD	Citibank N.A.	685,048	520,340	340
11/12/10	SGD	Credit Suisse Securities	39,513	30,013	13
11/12/10	SGD	Credit Suisse Securities	473,580	359,715	(285)
11/12/10	SGD	HSBC Bank USA N.A.	671,160	509,791	(209)
11/12/10	SGD	Royal Bank of Scotland Plc	671,874	510,333	333
1/14/11	TWD	Deutsche Bank AG	5,708,000	183,007	1,685
1/14/11	TWD	Deutsche Bank AG	18,745,000	600,992	(4,956)
1/14/11	TWD	JPMorgan Chase Bank	14,972,000	480,024	5,926
1/14/11	TWD	Morgan Stanley and Co., Inc.	23,046,000	738,888	5,523
1/14/11	TWD	UBS AG	12,481,000	400,159	6,374

					$269,347

Sales
10/29/10	AUD	Bank of America N.A.	6,637,410	$6,379,336	$(481,998)
10/29/10	AUD	UBS AG	4,150,000	3,988,641	(145,554)
11/18/10	CAD	Royal Bank of Canada	2,508,000	2,433,603	(35,691)
11/24/10	EUR	Citibank N.A.	576,166	786,296	(45,981)
10/26/10	EUR	Deutsche Bank AG	5,946,000	8,085,211	(467,434)
11/23/10	EUR	JPMorgan Chase Bank	62,000	84,290	(4,509)
12/20/10	GBP	UBS AG	1,750,000	2,751,080	(24,904)

					$(1,206,071)

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound Sterling
INR	Indian Rupee
KRW	South Korean Won
SGD	Singapore Dollar
TWD	Taiwan Dollar

Futures Contracts

				Net
				Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)
Buys
23	Euro 90 Day	December 2011	$5,709,750	$6,825
116	U.S. Treasury Note 2 Yr.	December 2010	25,460,188	45,430
116	U.S. Treasury Bond 30 Yr.	December 2010	16,388,625	(256,900)
7	U.S. Treasury Bond 30 Yr.	December 2010	936,031	20,924
39	Euro-Bund	December 2010	6,997,705	45,256

				$(138,465)

Sales
30	Euro 90 Day	June 2011	$7,463,625	$(57,710)
447	U.S. Treasury Note 10 Yr.	December 2010	56,342,953	(424,356)
93	U.S. Treasury Bond 30 Yr.	December 2010	12,435,844	(37,099)
198	U.S. Treasury Note 5 Yr.	December 2010	23,931,703	(209,460)
23	Euro 90 Day	December 2012	5,674,675	(11,575)
5	U.S. Treasury Bond 30 Yr.	December 2010	706,406	(20,375)

				$(760,575)

Written Options

				Value at
		Number of	Premiums	September 30,
Type of Contract	Counterparty	Contracts	Received	2010
CALL — 10 YEAR INTEREST RATE SWAPTION Strike @ $3.25 Expires 01/24/2011	Royal Bank of Scotland Plc	7,400,000	41,255	(417,846)
CALL — 10 YEAR INTEREST RATE SWAPTION Strike @ $3.25 Expires 01/24/2011	Goldman Sachs Capital Markets	23,500,000	141,000	(1,326,939)
CALL — 10 YEAR INTEREST RATE SWAPTION Strike @ $3.25 Expires 01/24/2011	Citibank N.A.	2,300,000	12,650	(129,871)
CALL — 5 YEAR INTEREST RATE SWAPTION Strike @ $1.60 Expires 10/29/2010	Citibank N.A.	3,300,000	8,580	(16,668)

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

Written Options — continued

				Value at
		Number of	Premiums	September 30,
Type of Contract	Counterparty	Contracts	Received	2010
CALL — 5-YEAR CREDIT DEFAULT SWAPTION ON DOW JONES CDX INDEX Strike @ $0.90 Expires 11/17/2010	Morgan Stanley Capital Services, Inc.	8,500,000	10,413	(10,763)
CALL — 5-YEAR CREDIT DEFAULT SWAPTION ON DOW JONES ITRAXX INDEX Strike @ $0.90 Expires 12/15/2010	Morgan Stanley Capital Services, Inc.	10,200,000	25,200	(25,913)
CALL — 5-YEAR CREDIT DEFAULT SWAPTION ON DOW JONES ITRAXX INDEX Strike @ $0.90 Expires 03/16/2011	Morgan Stanley Capital Services, Inc.	1,200,000	3,702	(4,406)
CALL — EURODOLLAR FUTURES Strike @ $99.50 Expires 12/13/2010	Credit Suisse Securities	7	2,172	(3,019)
CALL — EURODOLLAR FUTURES Strike @ $98.88 Expires 03/14/2011	Barclays Capital, Inc.	19	16,088	(35,150)
CALL — EURODOLLAR FUTURES Strike @ $98.75 Expires 03/14/2011	Barclays Capital, Inc.	22	21,379	(47,300)
CALL — EURODOLLAR FUTURES Strike @ $99.63 Expires 03/14/2011	Barclays Capital, Inc.	21	3,344	(3,937)
CALL — U.S. TREASURY BOND 10-YEAR FUTURES Strike @ $134.00 Expires 10/22/2010	Barclays Capital, Inc.	15	13,545	(22,500)
CALL — U.S. TREASURY BOND 10-YEAR FUTURES Strike @ $127.00 Expires 11/26/2010	Barclays Capital, Inc.	10	6,686	(9,531)
CALL — U.S. TREASURY BOND 5-YEAR FUTURES Strike @ $120.00 Expires 11/26/2010	Barclays Capital, Inc.	11	3,886	(13,750)
PUT — 10 YEAR INTEREST RATE SWAPTION Strike @ $5.00 Expires 01/24/2011	Goldman Sachs Capital Markets	23,500,000	244,400	(1,271)
PUT — 10 YEAR INTEREST RATE SWAPTION Strike @ $5.00 Expires 01/24/2011	Citibank N.A.	2,300,000	18,630	(124)
PUT — 2 YEAR INTEREST RATE SWAPTION Strike @ $2.25 Expires 09/24/2012	Citibank N.A.	400,000	2,725	(2,632)

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

Written Options — continued

				Value at
		Number of	Premiums	September 30,
Type of Contract	Counterparty	Contracts	Received	2010
PUT — 2 YEAR INTEREST RATE SWAPTION Strike @ $2.25 Expires 09/24/2012	Royal Bank of Scotland Plc	18,200,000	145,775	(121,618)
PUT — 2 YEAR INTEREST RATE SWAPTION Strike @ $2.25 Expires 09/24/2012	Morgan Stanley Capital Services, Inc.	1,000,000	6,400	(6,682)
PUT — 3 YEAR INTEREST RATE SWAPTION Strike @ $3.00 Expires 06/18/2012	Citibank N.A.	9,000,000	90,864	(48,218)
PUT — 3 YEAR INTEREST RATE SWAPTION Strike @ $3.00 Expires 06/18/2012	Bank of America N.A.	4,000,000	39,786	(21,430)
PUT — 3 YEAR INTEREST RATE SWAPTION Strike @ $2.75 Expires 06/18/2012	Royal Bank of Scotland Plc	6,300,000	61,740	(41,840)
PUT — 5 YEAR INTEREST RATE SWAPTION Strike @ $2.10 Expires 10/29/2010	Citibank N.A.	3,300,000	15,994	(152)
PUT — 5 YEAR INTEREST RATE SWAPTION Strike @ $2.25 Expires 09/24/2012	Bank of America N.A.	500,000	3,417	(3,341)
PUT — 5-YEAR CREDIT DEFAULT SWAPTION ON DOW JONES CDX INDEX Strike @ $1.50 Expires 11/17/2010	Morgan Stanley Capital Services, Inc.	8,500,000	9,137	(5,128)
PUT — 5-YEAR CREDIT DEFAULT SWAPTION ON DOW JONES ITRAXX INDEX Strike @ $1.60 Expires 12/15/2010	Morgan Stanley Capital Services, Inc.	10,200,000	25,862	(22,722)
PUT — 5-YEAR CREDIT DEFAULT SWAPTION ON DOW JONES ITRAXX INDEX Strike @ $1.60 Expires 03/16/2011	Morgan Stanley Capital Services, Inc.	1,200,000	9,656	(9,824)
PUT — EURODOLLAR FUTURES Strike @ $99.50 Expires 12/13/2010	Credit Suisse Securities	7	1,719	(569)
PUT — EURODOLLAR FUTURES Strike @ $98.88 Expires 03/14/2011	Barclays Capital, Inc.	19	18,938	(1,187)
PUT — EURODOLLAR FUTURES Strike @ $98.75 Expires 03/14/2011	Barclays Capital, Inc.	22	19,941	(1,100)
PUT — EURODOLLAR FUTURES Strike @ $99.38 Expires 03/14/2011	Barclays Capital, Inc.	21	5,707	(3,281)

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

Written Options — continued

				Value at
		Number of	Premiums	September 30,
Type of Contract	Counterparty	Contracts	Received	2010
PUT — OTC 10 YEAR INTEREST RATE SWAPTION Strike @ $10.00 Expires 07/10/2012	Royal Bank of Scotland Plc	300,000	2,040	(82)
PUT — OTC 10 YEAR INTEREST RATE SWAPTION Strike @ $10.00 Expires 07/10/2012	Credit Suisse Securities	100,000	690	(27)
PUT — OTC 10 YEAR INTEREST RATE SWAPTION Strike @ $10.00 Expires 07/10/2012	Morgan Stanley Capital Services, Inc.	4,000,000	24,503	(1,094)
PUT — OTC 5 YEAR INTEREST RATE SWAPTION Strike @ $4.00 Expires 10/29/2010	Morgan Stanley Capital Services, Inc.	6,800,000	35,700	(1)
PUT — U.S. TREASURY BOND 10-YEAR FUTURES Strike @ $122.00 Expires 11/26/2010	Barclays Capital, Inc.	58	42,983	(12,688)
PUT — U.S. TREASURY BOND 10-YEAR FUTURES Strike @ $120.00 Expires 11/26/2010	Barclays Capital, Inc.	25	18,278	(1,953)

TOTAL			$1,154,785	$(2,374,557)

Credit Default Swaps (See Note 2(a))

Notional Amount	Expiration Date	Counterparty	Value
$400,000	12/20/10	Goldman Sachs International	$476
300,000	12/20/10	Citibank N.A.	357
700,000	12/20/10	Deutsche Bank AG	833
1,600,000	12/20/19	Bank Of America N.A.	(16,460)
1,300,000	12/20/19	UBS AG	(13,374)
900,000	03/20/16	Deutsche Bank N.A.	34,199
1,400,000	03/20/16	Morgan Stanley Capital Services, Inc.	53,197
400,000	12/20/15	Deutsche Bank AG	12,864

			$72,092

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Debt Obligations	92.1
Short-Term Investments	21.9
Preferred Stocks	0.2
Common Stocks	0.0
Warrants	0.0
Swaps	0.0
Futures Contracts	(0.1)
Forward Currency Contracts	(0.1)
Written Options	(0.2)
TBA Sale Commitments	(1.1)
Other Assets and Liabilities (net)	(12.7)

100.0%

See accompanying Notes to the Financial Statements.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 99.5%

	Asset Backed Securities — 16.1%

175,000	Ally Auto Receivables Trust, Series 2010-1, Class A3, 1.45%, due 05/15/14	176,856
65,000	Ally Auto Receivables Trust, Series 2010-3, Class A4, 1.55%, due 08/17/15	65,518
300,000	AmeriCredit Automobile Receivables Trust, Series 2010-2, Class A2, 1.22%, due 10/08/13	301,061
300,000	Bank of America Auto Trust, Series 2009-2A, Class A3, 2.13%, due 09/15/13 144A	303,765
375,000	Bank of America Auto Trust, Series 2009-3A, Class A3, 1.67%, due 12/15/13 144A	379,193
210,000	Bank of America Auto Trust, Series 2010-2, Class A3, 1.31%, due 07/14/14	212,144
360,000	Capital Auto Receivables Asset Trust, Series 2007-4A, Class A4, 5.30%, due 05/15/14	372,316
300,000	Capital One Multi-Asset Execution Trust, Series 2008-A5, Class A5, 4.85%, due 02/18/14	307,021
115,513	CarMax Auto Owner Trust, Series 2007-1, Class A4, 5.24%, due 06/15/12	117,457
225,000	CarMax Auto Owner Trust, Series 2007-2, Class A4, 5.27%, due 11/15/12	230,174
175,000	CarMax Auto Owner Trust, Series 2009-1, Class A3, 4.12%, due 03/15/13	179,106
200,000	CarMax Auto Owner Trust, Series 2009-2, Class A3, 1.74%, due 04/15/14	202,661
170,958	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-2, Class 1A6, 4.36%, due 08/25/14	173,893
525,000	Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3, 2.82%, due 01/15/16	534,988
400,000	CitiFinancial Auto Issuance Trust, Series 2009-1, Class A3, 2.59%, due 10/15/13 144A	406,757
240,151	CNH Equipment Trust, Series 2009-A, Class A3, 5.28%, due 11/15/12	245,698
230,000	CNH Equipment Trust, Series 2010-A, Class A4, 2.49%, due 01/15/16	238,177
100,000	Discover Card Master Trust, Series 2008-A3, Class A3, 5.10%, due 10/15/13	102,528
200,000	Ford Credit Auto Owner Trust, Series 2009-B, Class A3, 2.79%, due 08/15/13	203,600
350,000	Ford Credit Auto Owner Trust, Series 2009-B, Class A4, 4.50%, due 07/15/14	377,371
135,000	Ford Credit Auto Owner Trust, Series 2009-E, Class A3, 1.51%, due 01/15/14	136,292
124,000	Ford Credit Auto Owner Trust, Series 2009-E, Class A4, 2.42%, due 11/15/14	128,134
160,000	Harley-Davidson Motorcycle Trust, Series 2009-3, Class A3, 1.74%, due 09/15/13	161,319
125,000	Harley-Davidson Motorcycle Trust, Series 2009-3, Class A4, 2.54%, due 04/15/17	127,536
560,000	Harley-Davidson Motorcycle Trust, Series 2009-4, Class A3, 1.87%, due 02/15/14	565,933
7,822	Honda Auto Receivables Owner Trust, Series 2009-2, Class A2, 2.22%, due 08/15/11	7,828
500,000	Honda Auto Receivables Owner Trust, Series 2009-2, Class A3, 2.79%, due 01/15/13	507,638
120,000	Honda Auto Receivables Owner Trust, Series 2010-2, Class A3, 1.34%, due 05/20/13	121,261
96,025	Household Automotive Trust, Series 2006-3, Class A4, 5.34%, due 09/17/13	97,459
2,938	Hyundai Auto Receivables Trust, Series 2007-A, Class A3A, 5.04%, due 01/17/12	2,947
271,542	Hyundai Auto Receivables Trust, Series 2009-A, Class A2, 1.11%, due 02/15/12	271,969
400,000	Hyundai Auto Receivables Trust, Series 2009-A, Class A3, 2.03%, due 08/15/13	406,042
30,000	Hyundai Auto Receivables Trust, Series 2010-A, Class A4, 2.45%, due 12/15/16	31,131
25,000	Hyundai Auto Receivables Trust, Series 2010-B, Class A3, 0.97%, due 04/15/15	25,065
65,000	Hyundai Auto Receivables Trust, Series 2010-B, Class A4, 1.63%, due 03/15/17	65,424
46,289	John Deere Owner Trust, Series 2008-A, Class A3, 4.18%, due 06/15/12	46,483
140,992	John Deere Owner Trust, Series 2009-A, Class A3, 2.59%, due 10/15/13	142,722
450,000	John Deere Owner Trust, Series 2009-A, Class A4, 3.96%, due 05/16/16	473,662
280,000	Mercedes-Benz Auto Receivables Trust, Series 2009-1, Class A3, 1.67%, due 01/15/14	283,931
185,000	Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.42%, due 08/15/14	187,402
343,259	Nissan Auto Receivables Owner Trust, Series 2009-1, Class A3, 5.00%, due 09/15/14	353,680

See accompanying Notes to the Financial Statements.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Asset Backed Securities — continued

150,000	Nissan Auto Receivables Owner Trust, Series 2009-A, Class A3, 3.20%, due 02/15/13	152,656
78,746	Securitized Asset Backed NIM Trust, Series 2005-FR4, Class NIM, 6.00%, due 01/25/36¤ 144A	—
178,000	USAA Auto Owner Trust, Series 2009-2, Class A4, 2.53%, due 07/15/15	184,557
300,000	Volkswagen Auto Loan Enhanced Trust, Series 2010-1, Class A4, 2.14%, due 08/22/16	308,581
62,193	Wachovia Auto Loan Owner Trust 2006-1, Series 2007-1, Class A3A, 5.29%, due 04/20/12	62,624
108,878	World Omni Auto Receivables Trust, Series 2008-A, Class A3A, 3.94%, due 01/15/11	110,302
260,000	World Omni Auto Receivables Trust, Series 2008-B, Class A4, 5.58%, due 04/15/14	277,323
75,000	World Omni Auto Receivables Trust, Series 2009-A, Class A3, 3.33%, due 05/15/13	76,330
260,000	World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.21%, due 05/15/15	267,366

		10,713,881

	Corporate Debt — 14.7%

20,000	Abbott Laboratories, 2.70%, due 05/27/15	21,031
45,000	Alabama Power Co., Series 2, 5.80%, due 11/15/13	51,209
80,000	Allstate Life Global Funding Trusts, 5.38%, due 04/30/13	88,462
35,000	American Express Co., 7.25%, due 05/20/14	41,073
25,000	American Express Credit Corp., 5.13%, due 08/25/14	27,718
100,000	American Express Credit Corp., 7.30%, due 08/20/13	115,019
150,000	American Honda Finance Corp., 2.38%, due 03/18/13 144A	153,422
7,000	AON Corp., 3.50%, due 09/30/15	7,140
60,000	Arrow Electronics, Inc., 6.88%, due 07/01/13	66,971
360,000	AT&T, Inc., 5.88%, due 08/15/12	392,002
30,000	Atmos Energy Corp., 4.95%, due 10/15/14	33,063
10,000	BAE Systems Holdings, Inc., 5.20%, due 08/15/15 144A	11,047
25,000	Bank of New York Mellon Corp. (The), 4.30%, due 05/15/14	27,472
80,000	Bank of New York Mellon Corp. (The), 5.13%, due 08/27/13	89,108
65,000	Bank of Nova Scotia, 2.25%, due 01/22/13	66,911
130,000	Barclays Bank Plc, 2.50%, due 01/23/13	132,898
100,000	BB&T Corp., 3.38%, due 09/25/13	105,052
40,000	BB&T Corp., 3.85%, due 07/27/12	41,938
190,000	Berkshire Hathaway Finance Corp., 4.00%, due 04/15/12	199,313
30,000	BHP Billiton Finance USA, Ltd., 4.80%, due 04/15/13	32,638
50,000	Boeing Capital Corp., 5.80%, due 01/15/13	55,378
15,000	Canadian National Railway Co., 4.40%, due 03/15/13	16,163
25,000	Capital One Financial Corp., 7.38%, due 05/23/14	29,208
25,000	Cargill, Inc., 4.38%, due 06/01/13 144A	26,795
75,000	Caterpillar Financial Services Corp., 6.13%, due 02/17/14	86,281
25,000	Caterpillar, Inc., 7.00%, due 12/15/13	29,697
195,000	Cellco Partnership/Verizon Wireless Capital LLC, 3.75%, due 05/20/11	198,899
15,000	CenterPoint Energy Houston Electric LLC, Series U, 7.00%, due 03/01/14	17,711
25,000	CenterPoint Energy Resources Corp., 5.95%, due 01/15/14	27,921
25,000	Charles Schwab Corp. (The), 4.95%, due 06/01/14	27,798
18,000	Cisco Systems, Inc., 2.90%, due 11/17/14	19,110
350,000	Citigroup, Inc., 5.50%, due 08/27/12	373,045
65,000	Citigroup, Inc., Global Note, 5.50%, due 04/11/13	69,776

See accompanying Notes to the Financial Statements.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

100,000	CME Group, Inc., 5.75%, due 02/15/14	113,532
30,000	Coca-Cola Enterprises, Inc., 8.50%, due 02/01/12	32,835
30,000	Comcast Cable Communications LLC, 7.13%, due 06/15/13	34,316
142,000	ConocoPhillips Australia Funding Co., 5.50%, due 04/15/13	157,443
182,000	Countrywide Financial Corp., 5.80%, due 06/07/12	193,415
150,000	Credit Suisse, 5.00%, due 05/15/13	163,516
80,000	Credit Suisse, 5.13%, due 01/15/14	88,103
100,000	Credit Suisse, 5.50%, due 05/01/14	112,109
40,000	CSX Corp., 6.30%, due 03/15/12	42,898
15,000	Daimler Finance North America LLC, 7.30%, due 01/15/12	16,137
30,000	Daimler Finance North America LLC, Senior Note, 6.50%, due 11/15/13	34,339
20,000	Dell, Inc., 4.70%, due 04/15/13	21,793
25,000	Deutsche Bank AG, 3.88%, due 08/18/14	26,758
100,000	Deutsche Bank AG, 5.38%, due 10/12/12	108,874
65,000	Deutsche Bank Financial LLC, 5.38%, due 03/02/15	71,738
75,000	Deutsche Telekom International Finance BV, 4.88%, due 07/08/14	82,533
60,000	Diageo Finance BV, 5.50%, due 04/01/13	66,251
15,000	Duke Energy Corp., 3.35%, due 04/01/15	15,844
35,000	Duke Energy Corp., 5.65%, due 06/15/13	39,005
60,000	EI Du Pont de Nemours & Co., 5.88%, due 01/15/14	68,712
35,000	Emerson Electric Co., 5.00%, due 12/15/14	39,999
25,000	ERAC USA Finance Co., Series 1, 2.75%, due 07/01/13 144A	25,557
407,000	General Electric Capital Corp., 3.50%, due 08/13/12	423,522
55,000	General Electric Capital Corp., 4.80%, due 05/01/13	59,402
325,000	General Electric Capital Corp., 4.88%, due 03/04/15	357,249
30,000	General Mills, Inc., 5.65%, due 09/10/12	32,716
61,000	Goldman Sachs Group (The), Inc., 3.70%, due 08/01/15	62,479
226,000	Goldman Sachs Group (The), Inc., 5.45%, due 11/01/12	243,853
50,000	Goldman Sachs Group (The), Inc., 5.70%, due 09/01/12	53,842
150,000	Hewlett-Packard Co., 6.50%, due 07/01/12	164,622
45,000	Home Depot, Inc., 5.20%, due 03/01/11	45,849
45,000	Honeywell International, Inc., 3.88%, due 02/15/14	49,083
200,000	HSBC Finance Corp., 7.00%, due 05/15/12	216,355
55,000	International Business Machines Corp., 4.75%, due 11/29/12	59,833
50,000	International Business Machines Corp., 7.50%, due 06/15/13	58,631
20,000	Intuit, Inc., 5.40%, due 03/15/12	21,115
50,000	Jackson National Life Global Funding, 5.38%, due 05/08/13 144A	54,287
100,000	John Deere Capital Corp., 5.25%, due 10/01/12	108,751
45,000	McDonald’s Corp., 8.88%, due 04/01/11	46,837
45,000	Merck & Co., Inc., 4.75%, due 03/01/15	51,136
50,000	Merrill Lynch & Co., Inc., 5.45%, due 02/05/13	53,727
160,000	Merrill Lynch & Co., Inc., 6.15%, due 04/25/13	174,941
100,000	Metropolitan Life Global Funding I, 2.88%, due 09/17/12 144A	103,181
100,000	Metropolitan Life Global Funding I, 5.13%, due 04/10/13 144A	108,904
100,000	Morgan Stanley, 4.10%, due 01/26/15	103,414
100,000	Morgan Stanley, 6.00%, due 05/13/14	109,875
100,000	Morgan Stanley, (MTN), Series F, 5.75%, due 08/31/12	107,291
25,000	NASDAQ OMX Group (The), Inc., 4.00%, due 01/15/15	25,862

See accompanying Notes to the Financial Statements.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

40,000	National Rural Utilities Cooperative Finance Corp., 2.63%, due 09/16/12	41,377
65,000	New York Life Global Funding, 3.00%, due 05/04/15 144A	67,865
25,000	Nisource Finance Corp., 6.15%, due 03/01/13	27,482
40,000	Nomura Holdings, Inc., 5.00%, due 03/04/15	43,246
10,000	Northern States Power Co., Series B, 8.00%, due 08/28/12	11,328
25,000	Northern Trust Corp., 4.63%, due 05/01/14	27,745
60,000	Northern Trust Corp., 5.50%, due 08/15/13	67,505
60,000	Ohio Power Co., Series L, 5.75%, due 09/01/13	66,926
20,000	Oncor Electric Delivery Co. LLC, 6.38%, due 01/15/15	23,273
45,000	Oracle Corp., 3.75%, due 07/08/14	49,085
25,000	PACCAR, Inc., 6.38%, due 02/15/12	26,800
80,000	PepsiCo, Inc., 3.75%, due 03/01/14	86,605
25,000	PG&E Corp., 5.75%, due 04/01/14	28,133
50,000	PNC Funding Corp., 3.63%, due 02/08/15	52,831
35,000	PPG Industries, Inc., 5.75%, due 03/15/13	38,354
80,000	Praxair, Inc., 2.13%, due 06/14/13	82,297
65,000	Procter & Gamble Co. (The), 4.95%, due 08/15/14	73,855
50,000	Protective Life Secured Trusts, 5.45%, due 09/28/12	53,631
15,000	Public Service Electric & Gas Co., 2.70%, due 05/01/15	15,669
40,000	Rio Tinto Finance USA, Ltd., 5.88%, due 07/15/13	44,612
30,000	Rio Tinto Finance USA, Ltd., 8.95%, due 05/01/14	37,069
60,000	SABMiller Plc, 5.50%, due 08/15/13 144A	66,026
50,000	Sempra Energy, 6.00%, due 02/01/13	54,979
40,000	Shell International Finance BV, 1.88%, due 03/25/13	40,968
45,000	Shell International Finance BV, 4.00%, due 03/21/14	48,793
30,000	Southern California Edison Co., 4.15%, due 09/15/14	33,116
15,000	Spectra Energy Capital LLC, 5.67%, due 08/15/14	16,766
55,000	State Street Corp., 4.30%, due 05/30/14	60,518
61,000	SunTrust Banks, Inc., 5.25%, due 11/05/12	64,538
65,000	Target Corp., 5.88%, due 03/01/12	69,480
55,000	Time Warner Cable, Inc., 3.50%, due 02/01/15	57,788
36,000	Toyota Motor Credit Corp., 3.20%, due 06/17/15	38,232
50,000	Toyota Motor Credit Corp., 5.45%, due 05/18/11	51,598
25,000	Union Pacific Corp., 5.45%, due 01/31/13	27,343
70,000	US Bancorp, 1.38%, due 09/13/13	70,372
75,000	US Bancorp, 3.15%, due 03/04/15	79,359
35,000	Verizon Communications, Inc., 4.35%, due 02/15/13	37,761
50,000	Verizon New Jersey, Inc., Series A, 5.88%, due 01/17/12	52,974
70,000	Wachovia Corp., 5.50%, due 05/01/13	76,990
50,000	Wal-Mart Stores, Inc., 4.55%, due 05/01/13	54,748
40,000	Wal-Mart Stores, Inc., 7.25%, due 06/01/13	46,639
65,000	Walt Disney Co. (The), 6.38%, due 03/01/12	70,165
30,000	WellPoint, Inc., 5.00%, due 12/15/14	33,366
288,000	Wells Fargo & Co., 4.38%, due 01/31/13	307,528
55,000	Westpac Banking Corp., 4.20%, due 02/27/15	59,171
15,000	Wisconsin Electric Power Co., 6.00%, due 04/01/14	17,379
65,000	Wyeth, 5.50%, due 02/01/14	73,822

See accompanying Notes to the Financial Statements.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

25,000	Xerox Corp., 4.25%, due 02/15/15	26,869
20,000	Xerox Corp., 5.50%, due 05/15/12	21,289

		9,757,998

	Mortgage Backed Securities — 18.5%

81,270	Bear Stearns Commercial Mortgage Securities, Series 2001-TOP2, Class A2, 6.48%, due 02/15/35	82,404
56,663	Bear Stearns Commercial Mortgage Securities, Series 2005-T18, Class AAB, 4.82%, due 02/13/42†	60,278
160,000	Commercial Mortgage Acceptance Corp., Series 1998-C2, Class F, 5.44%, due 09/15/30† 144A	165,616
250,000	Commercial Mortgage Asset Trust, Series 1999-C1, Class C, 7.35%, due 01/17/32†	279,315
3,295	Countrywide Alternative Loan Trust, Series 2002-11, Class A4, 6.25%, due 10/25/32	3,263
42,766	FHLMC, Series 2394, Class KD, 6.00%, due 12/15/16	46,185
129,898	FHLMC, Series 2405, Class PE, 6.00%, due 01/15/17	140,887
94,839	FHLMC, Series 2513, Class DM, 5.50%, due 10/15/17	104,171
84,616	FHLMC, Series 2566, Class LH, 5.00%, due 04/15/32	87,749
195,364	FHLMC, Series 2590, Class AQ, 4.25%, due 03/15/18	211,807
50,865	FHLMC, Series 2594, Class YA, 4.00%, due 04/15/23	54,644
66,434	FHLMC, Series 2610, Class DJ, 4.00%, due 03/15/33	67,930
67,674	FHLMC, Series 2614, Class NA, 3.75%, due 04/15/33	69,427
149,365	FHLMC, Series 2614, Class UD, 5.50%, due 06/15/31	154,049
83,481	FHLMC, Series 2617, Class KD, 5.00%, due 05/15/20	86,589
112,135	FHLMC, Series 2644, Class ED, 4.00%, due 02/15/18	117,026
150,000	FHLMC, Series 2668, Class OG, 5.00%, due 03/15/32	161,595
44,236	FHLMC, Series 2672, Class HA, 4.00%, due 09/15/16	45,246
60,000	FHLMC, Series 2675, Class CK, 4.00%, due 09/15/18	64,942
170,000	FHLMC, Series 2682, Class LC, 4.50%, due 07/15/32	184,977
200,000	FHLMC, Series 2695, Class BG, 4.50%, due 04/15/32	218,074
185,000	FHLMC, Series 2709, Class PE, 5.00%, due 12/15/22	203,965
50,000	FHLMC, Series 2714, Class BQ, 4.50%, due 12/15/18	55,336
305,000	FHLMC, Series 2734, Class PG, 5.00%, due 07/15/32	329,446
250,000	FHLMC, Series 2737, Class YC, 5.00%, due 02/15/29	260,283
149,186	FHLMC, Series 2751, Class VC, 5.00%, due 02/15/15	152,573
200,132	FHLMC, Series 2758, Class VG, 5.50%, due 02/15/15	214,045
132,379	FHLMC, Series 2760, Class LB, 4.50%, due 01/15/33	141,986
120,000	FHLMC, Series 2827, Class QE, 5.50%, due 03/15/33	128,743
120,000	FHLMC, Series 2840, Class BC, 5.00%, due 01/15/32	126,223
114,524	FHLMC, Series 2864, Class NA, 5.50%, due 01/15/31	121,296
125,015	FHLMC, Series 2866, Class W, 4.50%, due 08/15/34	135,519
186,070	FHLMC, Series 2881, Class AE, 5.00%, due 08/15/34	201,441
130,000	FHLMC, Series 2899, Class KB, 4.50%, due 03/15/19	140,311
255,000	FHLMC, Series 2929, Class PE, 5.00%, due 05/15/33	275,641
107,517	FHLMC, Series 2931, Class AM, 4.50%, due 07/15/19	113,262
200,000	FHLMC, Series 2931, Class DC, 4.00%, due 06/15/18	213,984
225,000	FHLMC, Series 2931, Class QC, 4.50%, due 01/15/19	243,644
50,000	FHLMC, Series 2962, Class YE, 4.50%, due 09/15/18	53,152

See accompanying Notes to the Financial Statements.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

69,084	FHLMC, Series 3001, Class BN, 4.50%, due 06/15/33	73,833
79,397	FHLMC, Series 3035, Class PA, 5.50%, due 09/15/35	89,058
87,000	FHLMC, Series 3088, Class CK, 5.50%, due 06/15/33	91,497
26,281	FHLMC, Series 3196, Class PA, 5.25%, due 08/15/11	26,742
267,985	FHLMC, Series 3325, Class JL, 5.50%, due 06/15/37	294,674
84,971	FHLMC Gold Pool, 4.00%, due 05/01/14	87,708
87,013	FHLMC Gold Pool, 5.50%, due 05/01/27	92,724
14,437	First Horizon Asset Securities, Inc., Series 2002-7, Class 2A, 5.25%, due 12/25/17	14,772
51,712	First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2, 6.66%, due 01/12/43	52,382
106,350	FNMA, 5.00%, due 12/01/14	110,864
139,468	FNMA, 5.00%, due 05/01/23	148,227
74,278	FNMA, 5.00%, due 08/01/23	78,943
189,648	FNMA, 6.00%, due 07/01/22	206,220
248,765	FNMA, 6.00%, due 09/01/22	270,504
112,151	FNMA, 6.00%, due 06/01/25	121,430
47,320	FNMA, 6.50%, due 07/01/13	51,216
60,000	FNMA, Series 2001-51, Class GH, 5.50%, due 10/25/31	66,025
41,552	FNMA, Series 2002-19, Class PE, 6.00%, due 04/25/17	45,163
38,341	FNMA, Series 2002-63, Class NB, 5.50%, due 10/25/32	41,926
116,589	FNMA, Series 2003-14, Class AQ, 3.50%, due 03/25/33	122,521
157,869	FNMA, Series 2003-21, Class OA, 4.00%, due 03/25/33	163,211
117,119	FNMA, Series 2003-35, Class UN, 4.25%, due 05/25/33	126,050
163,455	FNMA, Series 2003-39, Class LD, 4.50%, due 10/25/22	171,510
66,155	FNMA, Series 2003-42, Class EP, 4.00%, due 11/25/22	69,140
181,750	FNMA, Series 2003-45, Class AB, 3.75%, due 05/25/33	185,636
100,000	FNMA, Series 2003-64, Class TH, 5.00%, due 07/25/23	111,400
161,472	FNMA, Series 2003-92, Class GA, 4.50%, due 09/25/18	165,417
129,695	FNMA, Series 2005-62, Class CQ, 4.75%, due 07/25/35	140,565
180,930	FNMA, Series 2007-59, Class AQ, 5.75%, due 07/25/35	194,052
100,816	FNMA REMIC, Series 1998-37, Class VZ, 6.00%, due 06/17/28	111,068
125,000	FNMA REMIC, Series 2004-101, Class PD, 5.00%, due 06/25/30	131,688
271,856	FNMA REMIC, Series 2004-90, Class GA, 4.35%, due 03/25/34	286,093
180,906	FNMA REMIC, Series 2005-31, Class PA, 5.50%, due 10/25/34	198,751
56,290	FNMA REMIC, Series 2005-58, Class MA, 5.50%, due 07/25/35	63,526
28,982	GMAC Mortgage Corp. Loan Trust, Series 2004-J1, Class A2, 5.25%, due 04/25/34	29,537
160,000	GNMA, 4.50%, due 11/16/28	171,284
311,191	GNMA, 4.50%, due 03/20/34	327,561
88,859	GNMA, 5.00%, due 10/20/31	96,481
228,000	GNMA, 5.00%, due 11/20/32	243,030
162,022	GNMA, 5.00%, due 06/20/38	173,330
112,019	GNMA, 5.25%, due 11/20/37	118,245
281,000	GNMA, 5.50%, due 05/20/32	305,103
145,054	GNMA, 5.50%, due 02/20/33	159,712
218,181	GNMA REMIC, 5.00%, due 08/16/33	228,515
121,503	GNMA REMIC, 5.50%, due 03/16/37	132,426
83,602	GNMA REMIC, 6.00%, due 10/20/31	91,681

See accompanying Notes to the Financial Statements.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

130,000	Honda Auto Receivables Owner Trust, Series 2010-1, Class A3, 1.25%, due 10/21/13	131,114
48,348	LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A2, 4.20%, due 12/15/29	48,671
186,722	MASTR Asset Securitization Trust, Series 2003-8, Class 2A1, 4.50%, due 09/25/18	190,426
120,825	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.75%, due 02/25/19	123,142

		12,291,818

	U.S. Government and Agency Obligations — 50.2%

150,000	Federal Farm Credit Bank, 3.70%, due 05/15/13	161,460
225,000	Federal Farm Credit Bank, 4.63%, due 06/11/12	240,440
117,000	Federal Farm Credit Bank, 5.45%, due 12/11/13	133,684
900,000	Federal Home Loan Bank, 1.13%, due 03/09/12	909,198
1,000,000	Federal Home Loan Bank, 1.13%, due 05/18/12	1,010,887
1,000,000	Federal Home Loan Bank, 1.75%, due 08/22/12	1,023,278
2,000,000	Federal Home Loan Bank, 1.88%, due 06/20/12	2,047,926
1,200,000	Federal Home Loan Bank, 1.88%, due 06/21/13	1,237,331
235,000	Federal Home Loan Bank, 2.38%, due 03/14/14	245,564
910,000	Federal Home Loan Bank, 4.25%, due 06/14/13	995,713
500,000	Federal Home Loan Bank, 4.75%, due 02/13/15	572,154
195,000	Federal Home Loan Bank, 5.13%, due 05/24/13	217,559
300,000	Federal Home Loan Bank, 6.05%, due 05/12/14	347,547
1,000,000	Federal Home Loan Mortgage Corp., 1.00%, due 08/28/12	1,009,560
700,000	Federal Home Loan Mortgage Corp., 1.75%, due 06/15/12	715,361
200,000	Federal Home Loan Mortgage Corp., 2.50%, due 01/07/14	210,060
280,000	Federal Home Loan Mortgage Corp., 4.00%, due 06/12/13	303,507
1,000,000	FNMA, 1.00%, due 04/04/12	1,008,598
200,000	FNMA, 1.00%, due 09/23/13	200,940
445,000	FNMA, 4.75%, due 02/21/13	487,513
900,000	FNMA, 5.38%, due 11/15/11	950,683
1,000,000	U.S. Treasury Note, 0.63%, due 06/30/12	1,004,217
2,400,000	U.S. Treasury Note, 0.75%, due 08/15/13	2,409,374
8,745,000	U.S. Treasury Note, 0.88%, due 02/29/12	8,813,001
1,900,000	U.S. Treasury Note, 1.00%, due 04/30/12	1,919,448
1,300,000	U.S. Treasury Note, 1.00%, due 07/15/13	1,314,425
200,000	U.S. Treasury Note, 1.25%, due 08/31/15	199,969
3,000,000	U.S. Treasury Note, 1.38%, due 03/15/13	3,062,121
260,000	U.S. Treasury Note, 1.75%, due 04/15/13	267,900
150,000	U.S. Treasury Note, 1.75%, due 07/31/15	153,633
250,000	U.S. Treasury Note, 1.88%, due 06/30/15	257,656

		33,430,707

	TOTAL DEBT OBLIGATIONS (COST $65,487,075)	66,194,404

See accompanying Notes to the Financial Statements.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
September 30, 2010 (Unaudited)

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.2%

	Bank Deposits — 0.2%

126,608	State Street Bank & Trust Euro Time Deposit, 0.01%, due 10/01/10	126,608

	TOTAL SHORT-TERM INVESTMENTS (COST $126,608)	126,608

	TOTAL INVESTMENTS — 99.7% (Cost $65,613,683)	66,321,012

	Other Assets and Liabilities (net) — 0.3%	225,594

	NET ASSETS — 100.0%	$66,546,606

	Notes to Schedule of Investments:

	Industry classifications are unaudited

	FHLMC — Federal Home Loan Mortgage Corporation

	FNMA — Federal National Mortgage Association

	GNMA — Government National Mortgage Association

	MTN — Medium Term Note

	REMIC — Real Estate Mortgage Investment Conduit

 ¤ Illiquid security. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at September 30, 2010 was $77,673.

	† Floating rate note. Rate shown is as of September 30, 2010.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $1,872,415 which represents 2.8% of net assets.

See accompanying Notes to the Financial Statements.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
September 30, 2010 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Debt Obligations	99.5
Short-Term Investments	0.2
Other Assets and Liabilities (net)	0.3

100.0%

See accompanying Notes to the Financial Statements.

MGI Funds

Statements of Assets and Liabilities
September 30, 2010 (Unaudited)

	MGI US Large Cap	MGI US Large Cap	MGI US Small/Mid Cap	MGI US Small/Mid Cap
	Growth Equity Fund	Value Equity Fund	Growth Equity Fund	Value Equity Fund
Assets
Investments, at value and cost (Note 2)(a)	$338,233,415	$323,794,975	$245,270,113	$245,312,511
Receivable for investments sold	2,654,901	857,666	3,101,806	1,877,685
Receivable for Fund shares sold	12,322,745	12,322,745	3,080,686	3,080,686
Dividend and interest receivable	219,600	434,844	32,000	257,911
Receivable for expenses reimbursed by Advisor	21,247	23,947	19,964	22,160
Foreign tax reclaims receivable	4,550	30,063	—	—
Prepaid expenses	5,242	5,258	3,979	4,107

Total assets	353,461,700	337,469,498	251,508,548	250,555,060

Liabilities
Payable for investments purchased	3,467,837	988,276	1,169,234	1,019,098
Payable to affiliate for (Note 3):
Advisor fee	148,445	137,879	176,872	178,090
Trustees fees	6,443	6,328	3,139	4,836
Accrued expenses	63,528	51,228	46,125	47,913

Total liabilities	3,686,253	1,183,711	1,395,370	1,249,937

Net assets	$349,775,447	$336,285,787	$250,113,178	$249,305,123

Net assets consist of:
Paid-in capital	359,918,492	482,589,448	246,840,996	251,583,658
Accumulated undistributed (distributions in excess of) net investment income	1,187,417	3,412,450	(446,178)	1,918,796
Accumulated net realized loss	(59,130,771)	(182,095,241)	(30,646,583)	(30,401,799)
Net unrealized appreciation on investments and foreign currencies	47,800,309	32,379,130	34,364,943	26,204,468

Net assets	$349,775,447	$336,285,787	$250,113,178	$249,305,123

Net assets attributable to:
Class Y-3 shares	$349,775,447	$336,285,787	$250,113,178	$249,305,123

Shares outstanding
Class Y-3	34,313,992	46,807,966	25,542,658	28,603,933

Net asset value per share
Class Y-3	$10.19	$7.18	$9.79	$8.72

(a) Investments at cost	290,433,413	291,416,034	210,905,170	219,108,043

See accompanying Notes to the Financial Statements.

MGI Funds

Statements of Assets and Liabilities (Continued)
September 30, 2010 (Unaudited)

	MGI Non-US Core	MGI Core Opportunistic	MGI US Short Maturity
	Equity Fund	Fixed Income Fund	Fixed Income Fund
Assets
Investments, at value and cost (Note 2)(a)	$1,227,278,053	$1,149,742,651	$66,321,012
Foreign currency, at value (Note 2)(b)	2,530,167	281,471	—
Cash	—	532,491	—
Receivable for investments sold	5,353,384	27,084,401	—
Receivable for TBA securities sold	—	295,735,345	—
Receivable for Fund shares sold	—	59,134,294	—
Dividend and interest receivable	3,884,002	6,568,484	286,576
Receivable for closed swap contracts	—	1,314	—
Receivable for open forward currency contracts (Note 2)	5,485,961	284,135	—
Cash collateral held at broker on open future contracts	2,802,658	9,000	—
Receivable for variation margin on open futures contracts (Note 2)	102,059	71,293	—
Receivable for expenses reimbursed by Advisor	87,468	56,782	6,958
Swap contracts, at value (up-front net premiums paid of $139,289)	—	101,926	—
Foreign tax reclaims receivable	841,736	—	—
Prepaid expenses	20,757	15,811	—

Total assets	1,248,386,245	1,539,619,398	66,614,546

Liabilities
Payable for investments purchased	3,760,989	38,940,443	25,826
Payable for TBA securities purchased	—	478,211,531	—
Swap contracts, at value (up-front net premiums received of $41,409)	—	29,834	—
Payable for open forward currency contracts (Note 2)	3,880,848	1,220,859	—
Cash collateral on TBA due to broker	—	550,000	—
Payable for variation margin on open futures contracts (Note 2)	287,597	18,917	—
Payable to affiliate for (Note 3):
Advisor fee	732,925	267,522	13,884
Trustees fees	14,036	13,207	2,298
Written options, at value(c)	—	2,374,557	—
TBA Sale Commitments(d)	—	11,074,329	—
Interest payable on TBA securities	—	8,157	—
Accrued expenses	219,364	121,943	25,932

Total liabilities	8,895,759	532,831,299	67,940

Net assets	$1,239,490,486	$1,006,788,099	$66,546,606

See accompanying Notes to the Financial Statements.

MGI Funds

Statements of Assets and Liabilities (Continued)
September 30, 2010 (Unaudited)

	MGI Non-US Core	MGI Core Opportunistic	MGI US Short Maturity
	Equity Fund	Fixed Income Fund	Fixed Income Fund

Net assets consist of:
Paid-in capital	$1,300,688,404	$947,979,839	$69,732,444
Accumulated undistributed net investment income	23,012,133	27,218,419	788,949
Accumulated net realized gain (loss)	(192,180,874)	13,039,441	(4,682,116)
Net unrealized appreciation on investments, futures contracts, options written, short sales, swap contracts and foreign currencies	107,970,823	18,550,400	707,329

Net assets	$1,239,490,486	$1,006,788,099	$66,546,606

Net assets attributable to:
Class Y-3 shares	$1,239,490,486	$1,006,788,099	$66,546,606

Shares outstanding
Class Y-3	127,172,908	93,411,986	6,852,581

Net asset value per share
Class Y-3	$9.75	$10.78	$9.71

(a) Investments at cost	1,120,901,854	1,128,235,387	65,613,683

(b) Foreign currency at cost	2,490,209	277,591	—

(c) Premiums on written options	—	1,154,785	—

(d) Proceeds for TBA Sale Commitments	—	11,149,250	—

See accompanying Notes to the Financial Statements.

MGI Funds

Statements of Operations
For the Six Months Ended September 30, 2010 (Unaudited)

	MGI US Large Cap	MGI US Large Cap	MGI US Small/Mid Cap	MGI US Small/Mid Cap
	Growth Equity Fund	Value Equity Fund	Growth Equity Fund	Value Equity Fund
Investment Income (Note 2):
Interest	$380	$317	$327	$207
Dividends	1,484,266	3,183,895	557,234	1,904,256
Withholding taxes	(5,254)	(20,643)	(3,675)	(6,099)

Total investment income	1,479,392	3,163,569	553,886	1,898,364

Expenses:
Advisory fees (Note 3)	906,995	860,796	976,865	993,120
Transfer agent fees	18,140	17,866	11,615	11,810
Custodian and fund accounting fees	68,478	68,692	62,656	71,188
Audit fees	19,349	19,285	18,459	19,212
Legal fees	21,711	21,543	13,488	13,595
Trustees fees	11,149	10,998	6,873	7,037
Registration fees	—	—	1,111	1,042
Blue Sky fees	10,908	10,143	9,626	9,626
Miscellaneous	20,166	19,942	12,476	12,518

Total expenses	1,076,896	1,029,265	1,113,169	1,139,148
Reimbursement of expenses (Note 3)	(136,920)	(135,985)	(114,595)	(123,959)

Net expenses	939,976	893,280	998,574	1,015,189

Net investment income (loss)	539,416	2,270,289	(444,688)	883,175

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	21,587,357	13,623,253	12,583,904	11,454,580
Closed futures contracts	—	—	—	116,964
Forward contracts and foreign currency related transactions	17	(110)	—	(11)

Net realized gain	21,587,374	13,623,143	12,583,904	11,571,533

Change in net unrealized appreciation (depreciation) on:
Investments	(18,044,217)	(30,579,323)	(7,252,587)	(7,181,060)
Forward contracts and foreign currency related transactions	—	43	—	—

Change in net unrealized depreciation	(18,044,217)	(30,579,280)	(7,252,587)	(7,181,060)

Net realized and unrealized gain	3,543,157	(16,956,137)	5,331,317	4,390,473

Net increase (decrease) in net assets resulting from operations	$4,082,573	$(14,685,848)	$4,886,629	$5,273,648

See accompanying Notes to the Financial Statements.

MGI Funds

Statements of Operations (Continued)
For the Six Months Ended September 30, 2010 (Unaudited)

	MGI Non-US Core	MGI Core Opportunistic	MGI US Short Maturity
	Equity Fund	Fixed Income Fund	Fixed Income Fund
Investment Income (Note 2):
Interest	$10,109	$14,029,362	$557,921
Dividends	20,538,459	53,888	—
Withholding taxes	(1,881,733)	(4,488)	—
Other income	221	40,931	—

Total investment income	18,667,056	14,119,693	557,921

Expenses:
Advisory fees (Note 3)	3,942,211	1,419,008	73,693
Transfer agent fees	56,623	42,247	2,953
Custodian and fund accounting fees	627,568	180,496	20,658
Audit fees	28,994	27,666	20,271
Legal fees	63,950	47,528	3,184
Trustees fees	32,791	25,066	1,748
Registration fees	10,339	8,685	1,054
Blue Sky fees	8,688	10,143	9,014
Interest expense	426	—	—
Miscellaneous	56,273	39,069	4,232

Total expenses	4,827,863	1,799,908	136,807
Reimbursement of expenses (Note 3)	(483,677)	(293,220)	(42,480)

Net expenses	4,344,186	1,506,688	94,327

Net investment income	14,322,870	12,613,005	463,594

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,963,909	17,875,353	28,181
Swap contracts	—	(144,792)	—
Closed futures contracts	1,082,281	(924,129)	—
Written option contracts	—	1,264,678	—
Forward contracts and foreign currency related transactions*	(1,189,914)	785,002	—

Net realized gain	1,856,276	18,856,112	28,181

Change in net unrealized appreciation (depreciation) on:
Investments	1,486,773	25,294,101	767,038
TBA Sale Commitments	—	118,731	—
Swap contracts	—	(7,549)	—
Open futures contracts	(441,008)	(1,904,305)	—
Written option contracts	—	(2,127,094)	—
Forward contracts and foreign currency related transactions	1,014,709	(955,166)	—

Change in net unrealized appreciation	2,060,474	20,418,718	767,038

Net realized and unrealized gain	3,916,750	39,274,830	795,219

Net increase in net assets resulting from operations	$18,239,620	$51,887,835	$1,258,813

*	Net of Brazilian IOF tax of $188,941 for the Non-US Core Equity Fund.

See accompanying Notes to the Financial Statements.

MGI Funds

Statements of Changes in Net Assets

	MGI US Large Cap		MGI US Large Cap
	Growth Equity Fund		Value Equity Fund
	Six Months Ended		Six Months Ended
	September 30, 2010	Year Ended	September 30, 2010	Year Ended
	(Unaudited)	March 31, 2010	(Unaudited)	March 31, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$539,416	$1,807,441	$2,270,289	$5,517,781
Net realized gain (loss)	21,587,374	7,583,635	13,623,143	14,002,743
Change in unrealized appreciation (depreciation)	(18,044,217)	118,744,206	(30,579,280)	104,746,159

Net increase (decrease) in net assets from operations	4,082,573	128,135,282	(14,685,848)	124,266,683

Distributions to shareholders from:
Net investment income
Class Y-3	—	(1,636,702)	—	(6,388,716)

Total distributions from net investment income	—	(1,636,702)	—	(6,388,716)

Net share transactions (Note 5):
Class Y-3	(14,098,778)	(44,447,319)	(6,815,841)	(15,490,501)

Decrease in net assets resulting from net shares transactions	(14,098,778)	(44,447,319)	(6,815,841)	(15,490,501)

Net increase (decrease) in net assets	(10,016,205)	82,051,261	(21,501,689)	102,387,466

Net assets:
Beginning of year	359,791,652	277,740,391	357,787,476	255,400,010

End of year	$349,775,447	$359,791,652	$336,285,787	$357,787,476

Undistributed net investment income included in net assets at end of year	$1,187,417	$648,001	$3,412,450	$1,142,161

See accompanying Notes to the Financial Statements.

MGI Funds

Statements of Changes in Net Assets (Continued)

	MGI US Small/Mid Cap		MGI US Small/Mid Cap
	Growth Equity Fund		Value Equity Fund
	Six Months Ended		Six Months Ended
	September 30, 2010	Year Ended	September 30, 2010	Year Ended
	(Unaudited)	March 31, 2010	(Unaudited)	March 31, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(444,688)	$(814,541)	$883,175	$1,438,852
Net realized gain (loss)	12,583,904	7,900,642	11,571,533	22,772,802
Change in unrealized appreciation (depreciation)	(7,252,587)	69,808,228	(7,181,060)	58,698,736

Net increase in net assets from operations	4,886,629	76,894,329	5,273,648	82,910,390

Distributions to shareholders from:
Net investment income
Class Y-3	—	—	—	(726,197)

Total distributions from net investment income	—	—	—	(726,197)

Net share transactions (Note 5):
Class Y-3	24,561,437	10,654,783	21,929,134	15,332,542

Increase in net assets resulting from net shares transactions	24,561,437	10,654,783	21,929,134	15,332,542

Net increase in net assets	29,448,066	87,549,112	27,202,782	97,516,735

Net assets:
Beginning of year	220,665,112	133,116,000	222,102,341	124,585,606

End of year	$250,113,178	$220,665,112	$249,305,123	$222,102,341

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(446,178)	$(1,490)	$1,918,796	$1,035,621

See accompanying Notes to the Financial Statements.

MGI Funds

Statements of Changes in Net Assets (Continued)

	MGI Non-US Core		MGI Core Opportunistic
	Equity Fund		Fixed Income Fund
	Six Months Ended		Six Months Ended
	September 30, 2010	Year Ended	September 30, 2010	Year Ended
	(Unaudited)	March 31, 2010	(Unaudited)	March 31, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$14,322,870	$15,605,121	$12,613,005	$23,680,726
Net realized gain (loss)	1,856,276	(23,231,409)	18,856,112	232,740
Change in unrealized appreciation (depreciation)	2,060,474	304,173,644	20,418,718	50,006,934

Net increase in net assets from operations	18,239,620	296,547,356	51,887,835	73,920,400

Distributions to shareholders from:
Net investment income
Class Y-3	—	(11,295,302)	—	(16,542,961)

Total distributions from net investment income	—	(11,295,302)	—	(16,542,961)

Net share transactions (Note 5):
Class Y-3	178,419,449	272,036,603	196,120,622	307,055,205

Increase in net assets resulting from net shares transactions	178,419,449	272,036,603	196,120,622	307,055,205

Net increase in net assets	196,659,069	557,288,657	248,008,457	364,432,644

Net assets:
Beginning of year	1,042,831,417	485,542,760	758,779,642	394,346,998

End of year	$1,239,490,486	$1,042,831,417	$1,006,788,099	$758,779,642

Undistributed net investment income included in net assets at end of year	$23,012,133	$8,689,263	$27,218,419	$14,605,414

See accompanying Notes to the Financial Statements.

MGI Funds

Statements of Changes in Net Assets (Continued)

	MGI US Short Maturity
	Fixed Income Fund
	Six Months Ended
	September 30, 2010	Year Ended
	(Unaudited)	March 31, 2010
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$463,594	$1,020,602
Net realized gain (loss)	28,181	(337,871)
Change in unrealized appreciation (depreciation)	767,038	2,324,878

Net increase in net assets from operations	1,258,813	3,007,609

Distributions to shareholders from:
Net investment income
Class Y-3	—	(843,009)

Total distributions from net investment income	—	(843,009)

Net share transactions (Note 5):
Class Y-3	17,800,693	26,418,530

Increase in net assets resulting from net shares transactions	17,800,693	26,418,530

Net increase in net assets	19,059,506	28,583,130

Net assets:
Beginning of year	47,487,100	18,903,970

End of year	$66,546,606	$47,487,100

Undistributed net investment income included in net assets at end of year	$788,949	$325,355

See accompanying Notes to the Financial Statements.

MGI US Large Cap Growth Equity Fund

Financial Highlights
(For a Class Y-3 share outstanding throughout each period)

	Period Ended
	09/30/10		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		03/31/10	03/31/09	03/31/08	03/31/07	03/31/06(a)

Net asset value at beginning of period	$10.08		$6.85	$10.20	$10.54	$10.58	$10.00

Net investment income†	0.02		0.05	0.04	0.03	0.04	0.02
Net realized and unrealized gain (loss) on investments	0.09		3.23	(3.37)	(0.06)	0.09	0.62

Total from investment operations	0.11		3.28	(3.33)	(0.03)	0.13	0.64

Less dividends and distributions:
From net investment income	—		(0.05)	(0.02)	(0.03)	(0.02)	(0.01)
From net realized gain on investments	—		—	—	(0.28)	(0.15)	(0.05)

Total dividends and distributions	—		(0.05)	(0.02)	(0.31)	(0.17)	(0.06)

Net asset value at end of period	$10.19		$10.08	$6.85	$10.20	$10.54	$10.58

Total investment return(b)	1.09	%**	47.85%	(32.62)%	(0.55)%	1.28%	6.35	%**

Ratios/Supplemental Data:
Net investment income to average net assets	0.33	%*	0.54%	0.43%	0.25%	0.40%	0.34	%*
Net expenses to average daily net assets	0.57	%*	0.57%	0.57%	0.57%	0.57%	0.55	%*
Total expenses (before reimbursements) to average daily net assets	0.65	%*	0.66%	0.65%	0.68%	0.75%	0.90	%*
Portfolio turnover rate	72	%**	102%	93%	129%	77%	63	%**
Net assets at end of period (in 000’s)	$349,775		$359,792	$277,740	$381,775	$308,879	$190,991

(a)	Class commenced operations on August 15, 2005.
(b)	The total return would have been lower had certain expenses not been reimbursed during the periods shown.
†	Computed using average shares outstanding throughout the year.
*	Annualized.
**	Not annualized.

See accompanying Notes to the Financial Statements.

MGI US Large Cap Value Equity Fund

Financial Highlights (Continued)
(For a Class Y-3 share outstanding throughout each period)

	Period Ended
	09/30/10		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	(Unaudited)		03/31/10	03/31/09		03/31/08	03/31/07	03/31/06(a)

Net asset value at beginning of period	$7.52		$5.18	$9.39		$11.77	$10.82	$10.00

Net investment income†	0.05		0.11	0.19		0.20	0.19	0.11
Net realized and unrealized gain (loss) on investments	(0.39)		2.37	(4.23)		(1.77)	1.10	0.79

Total from investment operations	(0.34)		2.48	(4.04)		(1.57)	1.29	0.90

Less dividends and distributions:
From net investment income	—		(0.14)	(0.17)		(0.16)	(0.14)	(0.03)
From net realized gain on investments	—		—	(0.00	)(b)	(0.65)	(0.20)	(0.05)

Total dividends and distributions	—		(0.14)	(0.17)		(0.81)	(0.34)	(0.08)

Net asset value at end of period	$7.18		$7.52	$5.18		$9.39	$11.77	$10.82

Total investment return(c)	(4.52	)%**	47.96%	(43.31)%		(13.95)%	11.98%	9.03	%**

Ratios/Supplemental Data:
Net investment income to average net assets	1.40	%*	1.69%	2.57%		1.76%	1.67%	1.66	%*
Net expenses to average daily net assets	0.55	%*	0.55%	0.55%		0.55%	0.55%	0.53	%*
Total expenses (before reimbursements) to average daily net assets	0.63	%*	0.64%	0.64%		0.67%	0.72%	0.88	%*
Portfolio turnover rate	58	%**	128%	238%		132%	67%	22	%**
Net assets at end of period (in 000’s)	$336,286		$357,787	$255,400		$376,226	$314,038	$196,799

(a)	Class commenced operations on August 15, 2005.
(b)	Amount rounds to less than $0.01 per share.
(c)	The total return would have been lower had certain expenses not been reimbursed during the periods shown.
†	Computed using average shares outstanding throughout the year.
*	Annualized.
**	Not annualized.

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Growth Equity Fund

Financial Highlights (Continued)
(For a Class Y-3 share outstanding throughout each period)

	Period Ended
	09/30/10		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		03/31/10	03/31/09	03/31/08	03/31/07	03/31/06(a)

Net asset value at beginning of period	$9.75		$6.19	$9.84	$11.66	$11.99	$10.00

Net investment loss†	(0.02)		(0.04)	(0.03)	(0.05)	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	0.06		3.60	(3.55)	(0.94)	0.37	2.15

Total from investment operations	0.04		3.56	(3.58)	(0.99)	0.32	2.12

Less dividends and distributions:
From net realized gain on investments	—		—	(0.07)	(0.83)	(0.65)	(0.13)

Total dividends and distributions	—		—	(0.07)	(0.83)	(0.65)	(0.13)

Net asset value at end of period	$9.79		$9.75	$6.19	$9.84	$11.66	$11.99

Total investment return(b)	0.41	%**	57.51%	(36.43)%	(9.40)%	2.75%	21.32	%**

Ratios/Supplemental Data:
Net investment loss to average net assets	(0.41	)%*	(0.45)%	(0.36)%	(0.39)%	(0.43)%	(0.41	)%*
Net expenses to average daily net assets	0.92	%*	0.92%	0.92%	0.92%	0.92%	0.90	%*
Total expenses (before reimbursements) to average daily net assets	1.03	%*	1.04%	1.07%	1.07%	1.15%	1.44	%*
Portfolio turnover rate	48	%**	92%	170%	95%	77%	72	%**
Net assets at end of period (in 000’s)	$250,113		$220,665	$133,116	$161,362	$132,178	$87,340

(a)	Class commenced operations on August 15, 2005.
(b)	The total return would have been lower had certain expenses not been reimbursed during the periods shown.
†	Computed using average shares outstanding throughout the year.
*	Annualized.
**	Not annualized.

See accompanying Notes to the Financial Statements.

MGI US Small/Mid Cap Value Equity Fund

Financial Highlights (Continued)
(For a Class Y-3 share outstanding throughout each period)

	Period Ended
	09/30/10		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		03/31/10	03/31/09	03/31/08	03/31/07	03/31/06(a)

Net asset value at beginning of period	$8.64		$5.26	$8.85	$11.32	$11.03	$10.00

Net investment income†	0.03		0.06	0.09	0.10	0.10	0.02
Net realized and unrealized gain (loss) on investments	0.05		3.35	(3.61)	(2.13)	0.75	1.05

Total from investment operations	0.08		3.41	(3.52)	(2.03)	0.85	1.07

Less dividends and distributions:
From net investment income	—		(0.03)	(0.06)	(0.07)	(0.06)	(0.01)
From net realized gain on investments	—		—	(0.01)	(0.37)	(0.50)	(0.03)

Total dividends and distributions	—		(0.03)	(0.07)	(0.44)	(0.56)	(0.04)

Net asset value at end of period	$8.72		$8.64	$5.26	$8.85	$11.32	$11.03

Total investment return(b)	0.93	%**	64.86%	(39.85)%	(18.26)%	7.90%	10.79	%**

Ratios/Supplemental Data:
Net investment income to average net assets	0.80	%*	0.81%	1.20%	1.01%	0.93%	0.25	%*
Net expenses to average daily net assets	0.92	%*	0.92%	0.92%	0.92%	0.92%	0.90	%*
Total expenses (before reimbursements) to average daily net assets	1.03	%*	1.07%	1.08%	1.07%	1.17%	1.33	%*
Portfolio turnover rate	55	%**	119%	120%	71%	139%	23	%**
Net assets at end of period (in 000’s)	$249,305		$222,102	$124,586	$144,167	$118,166	$82,779

(a)	Class commenced operations on August 15, 2005.
(b)	The total return would have been lower had certain expenses not been reimbursed during the periods shown.
†	Computed using average shares outstanding throughout the year.
*	Annualized.
**	Not annualized.

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund

Financial Highlights (Continued)
(For a Class Y-3 share outstanding throughout each period)

	Period Ended
	09/30/10		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		03/31/10	03/31/09	03/31/08	03/31/07(a)

Net asset value at beginning of period	$9.73		$6.29	$12.76	$13.76	$12.17

Net investment income†	0.12		0.17	0.25	0.32	0.06
Net realized and unrealized gain (loss) on investments	(0.10	)(b)	3.38	(6.51)	(0.41)	1.55

Total from investment operations	0.02		3.55	(6.26)	(0.09)	1.61

Less dividends and distributions:
From net investment income	—		(0.11)	(0.12)	(0.21)	(0.02)
From net realized gain on investments	—		—	(0.09)	(0.70)	—

Total dividends and distributions	—		(0.11)	(0.21)	(0.91)	(0.02)

Net asset value at end of period	$9.75		$9.73	$6.29	$12.76	$13.76

Total investment return(c)	0.21	%**	56.52%	(49.30)%	(1.09)%	13.24	%**

Ratios/Supplemental Data:
Net investment income to average net assets	2.70	%*	1.93%	2.68%	2.28%	0.75	%*
Net expenses to average daily net assets	0.82	%*	0.82%	0.82%	0.82%	0.82	%*
Total expenses (before reimbursements) to average daily net assets	0.91	%*	0.94%	0.95%	0.96%	1.06	%*
Portfolio turnover rate	16	%**	51%	64%	72%	36	%**
Net assets at end of period (in 000’s)	$1,239,490		$1,042,831	$485,543	$624,426	$475,351

(a)	Class commenced operations on August 18, 2006.
(b)	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemption of Fund shares in relation to the fluctuating net asset value per share of the class.
(c)	The total return would have been lower had certain expenses not been reimbursed during the periods shown.
†	Computed using average shares outstanding throughout the year.
*	Annualized.
**	Not annualized.

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund

Financial Highlights (Continued)
(For a Class Y-3 share outstanding throughout each period)

	Period Ended
	09/30/10		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		03/31/10	03/31/09	03/31/08	03/31/07	03/31/06(a)

Net asset value at beginning of period	$10.11		$9.00	$10.24	$10.21	$9.89	$10.00

Net investment income†	0.16		0.40	0.50	0.51	0.48	0.27
Net realized and unrealized gain (loss) on investments	0.51		0.98	(0.91)	(0.10)	0.14	(0.27)

Total from investment operations	0.67		1.38	(0.41)	0.41	0.62	0.00

Less dividends and distributions:
From net investment income	—		(0.27)	(0.63)	(0.38)	(0.30)	(0.11)
From net realized gain on investments	—		—	(0.20)	—	—	—

Total dividends and distributions	—		(0.27)	(0.83)	(0.38)	(0.30)	(0.11)

Net asset value at end of period	$10.78		$10.11	$9.00	$10.24	$10.21	$9.89

Total investment return(b)	6.63	%**	15.34%	(3.90)%	4.08%	6.30%	(0.02	)%**

Ratios/Supplemental Data:
Net investment income to average net assets	3.10	%*	4.12%	5.16%	4.94%	4.74%	4.31	%*
Net expenses to average daily net assets	0.37	%*	0.37%	0.37%	0.37%	0.37%	0.35	%*
Total expenses (before reimbursements) to average daily net assets	0.44	%*	0.47%	0.47%	0.48%	0.55%	0.76	%*
Portfolio turnover rate	178	%**	276%	229%	229%	244%	282	%**
Net assets at end of period (in 000’s)	$1,006,788		$758,780	$394,347	$527,340	$465,912	$209,590

(a)	Class commenced operations on August 15, 2005.
(b)	The total return would have been lower had certain expenses not been reimbursed during the periods shown.
†	Computed using average shares outstanding throughout the year.
*	Annualized.
**	Not annualized.

See accompanying Notes to the Financial Statements.

MGI US Short Maturity Fixed Income Fund

Financial Highlights (Continued)
(For a Class Y-3 share outstanding throughout each period)

	Period Ended
	09/30/10		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		03/31/10	03/31/09	03/31/08	03/31/07	03/31/06(a)

Net asset value at beginning of period	$9.51		$8.57	$10.01	$10.05	$9.98	$10.00

Net investment income†	0.08		0.30	0.40	0.49	0.48	0.24
Net realized and unrealized gain (loss) on investments	0.12		0.83	(1.16)	(0.11)	0.06	(0.11)

Total from investment operations	0.20		1.13	(0.76)	0.38	0.54	0.13

Less dividends and distributions:
From net investment income	—		(0.19)	(0.68)	(0.42)	(0.47)	(0.15)

Total dividends and distributions	—		(0.19)	(0.68)	(0.42)	(0.47)	(0.15)

Net asset value at end of period	$9.71		$9.51	$8.57	$10.01	$10.05	$9.98

Total investment return(b)	2.10	%**	13.19%	(7.52)%	3.72%	5.51%	1.34	%**

Ratios/Supplemental Data:
Net investment income to average net assets	1.57	%*	3.24%	4.16%	4.80%	4.76%	4.00	%*
Net expenses to average daily net assets	0.32	%*	0.32%	0.32%	0.32%	0.32%	0.30	%*
Total expenses (before reimbursements) to average daily net assets	0.46	%*	0.61%	0.49%	0.49%	1.00%	1.31	%*
Portfolio turnover rate	52	%**	589%	217%	131%	186%	121	%**
Net assets at end of period (in 000’s)	$66,547		$47,487	$18,904	$62,172	$58,509	$16,764

(a)	Class commenced operations on August 22, 2005.
(b)	The total return would have been lower had certain expenses not been reimbursed during the periods shown.
†	Computed using average shares outstanding throughout the year.
*	Annualized.
**	Not annualized.

See accompanying Notes to the Financial Statements.

MGI Funds

Notes to the Financial Statements
September 30, 2010 (Unaudited)

1.	Organization

MGI Funds (the “Trust”) consists of seven series as follows: MGI US Large Cap Growth Equity Fund (“Large Cap Growth”), MGI US Large Cap Value Equity Fund (“Large Cap Value”), MGI US Small/Mid Cap Growth Equity Fund (“Small/Mid Cap Growth”), MGI US Small/Mid Cap Value Equity Fund (“Small/Mid Cap Value”), MGI Non-US Core Equity Fund (“Non-US Core Equity”), MGI Core Opportunistic Fixed Income Fund (“Core Opportunistic”), and MGI US Short Maturity Fixed Income Fund (“Short Maturity”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust, established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds’ investment advisor is Mercer Global Investments, Inc. (the “Advisor”). The Advisor manages each Fund using a “manager of managers” approach by selecting one or more subadvisors (each a “Subadvisor,” and collectively referred to as the “Subadvisors”) to manage each Fund.

Effective June, 2010, each Fund is classified as “diversified” for purposes of the Investment Act of 1940.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap Growth	Long-term total return, which includes capital appreciation and income
Large Cap Value	Long-term total return, which includes capital appreciation and income
Small/Mid Cap Growth	Long-term total return, comprised primarily of capital appreciation
Small/Mid Cap Value	Long-term total return, comprised primarily of capital appreciation
Non-US Core Equity	Long-term total return, which includes capital appreciation and income
Core Opportunistic	Total return, consisting of both current income and capital appreciation
Short Maturity	Safety of principal and a moderate level of income

There can be no guarantee that a Fund will achieve its investment objective. Each Fund is authorized to offer interests in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of September 30, 2010, only the Class Y-3 shares of each Fund had commenced operations.

2.	Significant Accounting Policies

The following are significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America, (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Security Valuation

Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (‘NYSE’) on each day when the NYSE is open. Portfolio securities listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued or, lacking any sales on such day, at the last available bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or the applicable Subadvisor as the primary market for such securities. Securities traded in the over-the-counter market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ Official Closing

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2010 (Unaudited)

Price; other over-the-counter securities are valued at the last bid price available prior to valuation (other than short-term investments, which are valued as described below). Investments in open-end investment companies are valued at their net asset values (“NAV”).

The Board of Trustees of the Trust (the “Board”) has delegated its responsibility for valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable Subadvisor) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board. Certain fixed-income securities may be valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each Fund generally values short-term investments, which mature in 60 days or less, at amortized cost, which approximates market value; unless the Board determines that this approach does not represent fair value.

The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that a Fund could realize the fair value assigned to the security if the Fund was to sell the security at approximately the time at which the Fund determines its NAV per share. A Fund’s value for a particular security may be different from the last quoted market price.

The valuation techniques used by the Funds to measure fair value for the period ended, September 30, 2010, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds follow Financial Accounting Standards Board Statement (“FASB”) of Accounting Standards Codification ASC 820, “Fair Value Measurements” (“ASC 820”). ASC 820 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. In accordance with ASC 820, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 establishes a three-tier hierarchy that prioritizes the inputs to valuation techniques. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, (for example, the risk inherent in a particular valuation technique used to measure fair value, including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices are unadjusted in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

At September 30, 2010, Large Cap Growth, Large Cap Value, Small/Mid Cap Growth, and Small/Mid Cap Value each held long-term investments classified as Level 1, with corresponding major categories as shown in the schedules of investments, and a short-term investment position in Euro Time Deposits as shown in the schedules of investments, which is classified as Level 2.

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2010 (Unaudited)

The following is a summary of the inputs used as of September 30, 2010 in valuing the assets and liabilities of Non-US Core Equity, Core Opportunistic, and Short Maturity for which fair valuation was used:

Non-US Core

ASSETS VALUATION INPUT

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
Australia	$47,120,198	$—	$—	$47,120,198
Austria	8,990,981	—	—	8,990,981
Belgium	13,455,597	—	—	13,455,597
Bermuda	14,791,002	—	—	14,791,002
Brazil	28,710,523	—	—	28,710,523
Canada	26,116,411	—	—	26,116,411
Cayman Islands	5,833,955	—	—	5,833,955
China	8,152,394	—	—	8,152,394
Denmark	13,840,279	—	—	13,840,279
Egypt	5,470,111	—	—	5,470,111
Finland	12,076,208	—	—	12,076,208
France	108,941,122	—	—	108,941,122
Germany	70,241,490	—	—	70,241,490
Greece	6,487,159	—	—	6,487,159
Hong Kong	10,792,654	—	—	10,792,654
Hungary	694,887	—	—	694,887
India	7,318,447	—	—	7,318,447
Indonesia	3,673,571	—	—	3,673,571
Ireland	9,197,631	—	—	9,197,631
Israel	9,233,110	—	—	9,233,110
Italy	36,662,265	—	—	36,662,265
Japan	236,653,457	—	—	236,653,457
Luxembourg	7,551,749	—	—	7,551,749
Malaysia	405,178	—	—	405,178
Mauritius	1,160,497	—	—	1,160,497
Mexico	9,568,322	—	—	9,568,322
Netherlands	31,208,266	—	—	31,208,266
New Zealand	1,741,320	—	—	1,741,320
Norway	8,875,905	—	—	8,875,905
Pakistan	722,685	—	—	722,685
Philippines	1,303,152	—	—	1,303,152
Portugal	5,869,798	—	—	5,869,798
Russia	4,567,887	534,324	—	5,102,211
Singapore	22,628,774	—	—	22,628,774
South Africa	7,354,600	—	—	7,354,600
South Korea	17,373,169	—	—	17,373,169
Spain	23,913,191	—	—	23,913,191
Sweden	28,823,518	—	—	28,823,518
Switzerland	84,327,706	—	—	84,327,706

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2010 (Unaudited)

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Taiwan	$9,110,740	$—	$—	$9,110,740
Thailand	1,284,349	—	—	1,284,349
Turkey	6,707,097	—	—	6,707,097
United Kingdom	236,594,826	—	—	236,594,826
United States	2,403,862	—	—	2,403,862

Total Common Stocks	1,197,950,043	534,324	—	1,198,484,367

Preferred Stocks
Brazil	2,157,219	—	—	2,157,219
Germany	6,185,374	—	—	6,185,374

Total Preferred Stocks	8,342,593	—	—	8,342,593

Rights
Germany	373,352	—	—	373,352
Greece	102,487	—	—	102,487

Total Rights	475,839	—	—	475,839

Call Options Purchased
Purchased Options	—	220,537	—	220,537

Total Call Options Purchased	—	220,537	—	220,537

Put Options Purchased
Purchased Options	—	538,319	—	538,319

Total Put Options Purchased	—	538,319	—	538,319

Short-Term Investments
Bank Deposit	—	19,216,398	—	19,216,398

Total Short-Term Investments	—	19,216,398	—	19,216,398

Forward Currency Contracts
Buys	—	5,475,395	—	5,475,395
Sales	—	10,566	—	10,566
Futures Contracts
Buys	—	10,632	—	10,632
Sales	—	90,424	—	90,424

Total	$1,206,768,475	$26,096,596	$—	$1,232,865,071

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2010 (Unaudited)

LIABILITIES VALUATION INPUT

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Forward Currency Contracts
Sales	$—	$(3,880,848)	$—	$(3,880,848)
Futures Contracts
Buys	—	(167,945)	—	(167,945)
Sales	—	(118,287)	—	(118,287)

Total	$—	$(4,167,080)	$—	$(4,167,080)

Core Opportunistic

ASSETS VALUATION INPUT

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Debt Obligations
Asset Backed Securities	$—	$32,216,879	$—	$32,216,879
Convertible Debt	—	225,400	—	225,400
Corporate Debt	—	256,481,045	—	256,481,045
Mortgage Backed Securities	—	306,238,330	—	306,238,330
Municipal Obligations	—	15,765,676	—	15,765,676
Sovereign Debt Obligations	—	17,045,109	—	17,045,109
U.S. Government and Agency Obligations	288,805,759	10,440,493	—	299,246,252

Total Debt Obligations	288,805,759	638,412,932	—	927,218,691

Common Stocks
Building Materials	114,910	—	—	114,910
Diversified Financial Services	176,792	—	—	176,792
Oil & Gas Services	4,208	—	—	4,208

Total Common Stocks	295,910	—	—	295,910

Preferred Stocks
Banks	603,600	—	—	603,600
Diversified Financial Services	712,783	—	—	712,783
Sovereign	26,157	—	—	26,157

Total Preferred Stocks	1,342,540	—	—	1,342,540

Warrants
Media	1,689	—	—	1,689
Oil & Gas Services	927	—	—	927

Total Warrants	2,616	—	—	2,616

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2010 (Unaudited)

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Short-Term Investments
Municipal Obligations	$—	$1,202,196	$—	$1,202,196
U.S. Government and Agency Obligations	6,997,648	94,730,146	—	101,727,794
Repurchase Agreements	—	58,500,000	—	58,500,000
Bank Deposit	—	59,452,904	—	59,452,904

Total Short-Term Investments	6,997,648	213,885,246	—	220,882,894

Forward Currency Contracts
Buys	—	284,135	—	284,135
Futures Contracts
Buys	—	118,435	—	118,435
Credit Default Swaps	—	101,926	—	101,926

Total	$297,444,473	$852,802,674	$—	$1,150,247,147

LIABILITIES VALUATION INPUT

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
TBA Sale Commitments
TBA Sale Commitments	$—	$(11,074,329)	$—	$(11,074,329)

Total TBA Sale Commitments	—	(11,074,329)	—	(11,074,329)

Forward Currency Contracts
Buys	—	(14,788)	—	(14,788)
Sales	—	(1,206,071)	—	(1,206,071)
Futures Contracts
Buys	—	(256,900)	—	(256,900)
Sales	—	(760,575)	—	(760,575)
Written Options	—	(2,374,557)	—	(2,374,557)
Credit Default Swaps	—	(29,834)	—	(29,834)

Total	$—	$(15,717,054)	$—	$(15,717,054)

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2010 (Unaudited)

Short Maturity

ASSETS VALUATION INPUT

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Debt Obligations
Asset Backed Securities	$—	$10,713,881	$—	$10,713,881
Corporate Debt	—	9,757,998	—	9,757,998
Mortgage Backed Securities	—	12,291,818	—	12,291,818
U.S. Government and Agency Obligations	19,401,744	14,028,963	—	33,430,707

Total Debt Obligations	19,401,744	46,792,660	—	66,194,404

Short-Term Investments
Bank Deposits	—	126,608	—	126,608

Total Short-Term Investments	—	126,608	—	126,608

Total	$19,401,744	$46,919,268	$—	$66,321,012

Disclosures about Derivative Instruments and Hedging Activities

The Funds follow FASB ASC 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”), effective April 1, 2009. ASC 815 requires enhanced disclosures about the Funds’ use of, and accounting for, derivative instruments and the effect on the results of each Fund’s operations and financial position.

Small/Mid Cap Value and Non-US Core Equity held rights during the year as a result of corporate actions. Non-US Core Equity and Core Opportunistic held warrants during the year as a result of corporate actions.

At September 30, 2010 and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

Non-US Core Equity

ASSET DERIVATIVES

	Foreign
	Exchange	Equity
	Contracts Risk	Contracts Risk	Total
Options Purchased(1)	$758,856	$—	$758,856
Futures Contracts(2)	—	101,056	101,056
Forward Contracts(1)	5,485,961	—	5,485,961

Total Value	$6,244,817	$101,056	$6,345,873

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2010 (Unaudited)

LIABILITY DERIVATIVES

	Foreign
	Exchange	Equity
	Contracts Risk	Contracts Risk	Total
Futures Contracts(2)	$—	$(286,232)	$(286,232)
Forward Contracts(3)	(3,880,847)	—	(3,880,847)

Total Value	$(3,880,847)	$(286,232)	$(4,167,079)

REALIZED GAIN (LOSS)(4)

	Foreign
	Exchange	Equity
	Contracts Risk	Contracts Risk	Total
Rights	$—	$51,224	$51,224
Futures Contracts	—	1,082,281	1,082,281
Forward Contracts	511,772	—	511,772

Total Realized Gain (Loss)	$511,772	$1,133,505	$1,645,277

CHANGE IN APPRECIATION (DEPRECIATION)(5)

	Foreign
	Exchange	Equity
	Contracts Risk	Contracts Risk	Total
Rights	$—	$475,839	$475,839
Options Purchased	283,589	—	283,589
Futures Contracts	—	(441,008)	(441,008)
Forward Contracts	856,181	—	856,181

Total Change in Appreciation (Depreciation)	$1,139,770	$34,831	$1,174,601

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(6)

	Foreign
	Exchange	Equity
	Contracts Risk	Contracts Risk	Total
Rights	—	127,456	127,456
Warrants	—	133,979	133,979
Options Purchased	705,900,822	—	705,900,822
Futures Contracts	—	131	131
Forward Contracts	4,160,415	—	4,160,415

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2010 (Unaudited)

Core Opportunistic

ASSET DERIVATIVES

		Foreign
	Interest Rate	Exchange	Credit	Equity
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Warrants(1)	$—	$—	$—	$2,616	$2,616
Futures Contracts(2)	118,435	—	—	—	118,435
Forward Contracts(1)	—	284,135	—	—	284,135
Swap Contracts(1)	—	—	101,926	—	101,926

Total Value	$118,435	$284,135	$101,926	$2,616	$507,112

LIABILITY DERIVATIVES

		Foreign
	Interest Rate	Exchange	Credit	Equity
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Options Written(3)	$(2,295,711)	$—	$(78,846)	$—	$(2,374,557)
Futures Contracts(2)	(1,017,475)	—	—	—	(1,017,475)
Forward Contracts(3)	—	(1,220,859)	—	—	(1,220,859)
Swap Contracts(1)	—	—	(29,834)	—	(29,834)

Total Value	$(3,313,186)	$(1,220,859)	$(108,680)	$—	$(4,624,725)

REALIZED GAIN (LOSS)(4)

		Foreign
	Interest Rate	Exchange	Credit	Equity
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Options Purchased	$(132,982)	$—	$—	$—	$(132,982)
Options Written	1,264,678	—	—	—	1,264,678
Futures Contracts	(924,129)	—	—	—	(924,129)
Forward Contracts	—	(1,012,459)	—	—	(1,012,459)
Swap Contracts	—	—	(144,792)	—	(144,792)

Total Realized Gain (Loss)	$207,567	$(1,012,459)	$(144,792)	$—	$(949,684)

CHANGE IN APPRECIATION (DEPRECIATION)(5)

		Foreign
	Interest Rate	Exchange	Credit	Equity
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Warrants	$—	$—	$—	$(728)	$(728)
Options Purchased	37,468	—	—	—	37,468
Options Written	(2,123,765)	—	(3,329)	—	(2,127,094)
Futures Contracts	(1,904,305)	—	—	—	(1,904,305)
Forward Contracts	—	(998,412)	—	—	(998,412)
Swap Contracts	—	—	(7,549)	—	(7,549)

Total Change in Appreciation (Depreciation)	$(3,990,602)	$(998,412)	$(10,878)	$(728)	$(5,000,620)

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2010 (Unaudited)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(6)

		Foreign
	Interest Rate	Exchange	Credit	Equity
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Warrants	—	—	—	497	497
Options Purchased	255,500	—	—	—	255,500
Options Written	(112,381,000)	—	—	—	(112,381,000)
Futures Contracts	(112)	—	—	—	(112)
Forward Contracts	—	(1,052,335)	—	—	(1,052,335)
Swap Contracts	—	—	10,566,667	—	10,566,667

(1)	Statement of Assets and Liabilities location: Investments, at value and Receivable for open forward currency contracts and Swap contracts, at value.
(2)	Cumulative appreciation (depreciation) on futures contracts is reported within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
(3)	Statement of Assets and Liabilities location: Payable for open forward currency contracts and Written options, at value.
(4)	Statement of Operations location: Amounts are included in Net realized gain (loss) on Investments, Swap contracts, Closed futures contracts, Written option contracts, Forward contracts and foreign currency related transactions.
(5)	Statement of Operations location: Amounts are included in Change in net unrealized appreciation (depreciation) on Investments, TBA sale commitments, Swap contracts, Open futures contracts, Written option contracts, Forward contracts and foreign currency related transactions.
(6)	Amounts disclosed represent average number of contracts, notional amounts, or shares outstanding for the months that the Fund held such derivatives during the period ended September 30, 2010.

The Funds follow FASB ASC 815-10-50 “Disclosures about Credit Derivative and Certain Guarantees”, effective July 1, 2008. This applies to written credit derivatives, hybrid instruments that have embedded credit derivatives (for example, credit-linked notes), and certain guarantees. See Note 2 for a description of credit derivative instruments.

The following is a summary of open credit default swaps positions held in Core Opportunistic at September 30, 2010:

					Maximum
					Potential Amount
					of Future	Receive
					Payments by	(Pay)		Unrealized
Notional		Expiration		Buy/Sell	the Fund Under	Fixed	Deliverable	Appreciation
Amount	Currency	Date	Counterparty	Protection	the Contract	Rate	on Default	(Depreciation)	Value
400,000	USD	12/20/2015	Deutsche Bank AG	Buy	$400,000	(1.00%)	Starwood Hotels and Resorts, 6.75%, 05/15/18	$(15,940)	$12,864
900,000	USD	3/20/2016	Deutsche Bank AG	Buy	900,000	(1.00%)	Kinder Morgan, Inc., 6.50%, 09/01/12	(7,995)	$34,199
1,400,000	USD	3/20/2016	Morgan Stanley Capital Services, Inc.	Buy	1,400,000	(1.00%)	Kinder Morgan, Inc., 6.50%, 09/01/12	(13,897)	$53,197
1,600,000	USD	12/20/2019	Bank of America N.A.	Sell	1,600,000	1.00%	Cash	5,397	$(16,460)
400,000	USD	12/20/2010	Goldman Sachs International	Sell	400,000	1.00%	Russian Foreign – Eurobond, 7.5% due 03/31/30 144A (Moody’s Rating: Baa1; S&P Rating: BBB)	212	$476

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2010 (Unaudited)

					Maximum
					Potential Amount
					of Future	Receive
					Payments by	(Pay)		Unrealized
Notional		Expiration		Buy/Sell	the Fund Under	Fixed	Deliverable	Appreciation
Amount	Currency	Date	Counterparty	Protection	the Contract	Rate	on Default	(Depreciation)	Value
300,000	USD	12/20/2010	Citibank N.A.	Sell	$300,000	1.00%	Russian Foreign – Eurobond, 7.5% due 03/31/30 144A (Moody’s Rating: Baa1; S&P Rating: BBB)	$205	$357
700,000	USD	12/20/2010	Deutsche Bank AG	Sell	700,000	1.00%	Russian Foreign – Eurobond, 7.5% due 03/31/30 144A (Moody’s Rating: Baa1; S&P Rating: BBB)	52	$833
1,300,000	USD	12/20/2019	UBS AG	Sell	1,300,000	1.00%	Cash	6,178	$(13,374)

					$7,000,000			$(25,788)	$72,092

(b) Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts for debt securities. Income is not recognized, nor are premium and discount amortized, on securities for which collection is not expected. Withholding taxes on foreign dividend, interest, and capital gains have been provided for in accordance with the respective country’s tax rules and rates. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation-adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified-cost basis.

The Funds are subject to a 2% Imposto sobre Operacoes Financeiras (“IOF”) transaction tax levied by the Brazilian government on certain foreign exchange transactions related to security transactions executed across Brazilian exchanges. The IOF tax has been included in net realized gain (loss) on forward contracts and foreign currency related transactions in the Statements of Operations.

(c) Cash and short term investments

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of the Fund’s net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2010 (Unaudited)

(d) Securities lending

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

Effective October 6, 2008, the Funds suspended their participation in the securities lending arrangement under which State Street Bank and Trust Company serves as lending agent (the “State Street Program”). As of September 30, 2010, no Fund had any portfolio securities on loan. The Advisor will determine if or when it becomes appropriate for the Funds to resume their participation in the State Street Program.

(e) Repurchase agreements

A Fund may enter into a repurchase agreement where the Fund purchases securities from a bank or broker-dealer who simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to a seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund. See the Core Opportunistic Schedule of Investments for open repurchase agreements held as of September 30, 2010.

(f) Reverse repurchase agreements

A Fund may enter into reverse repurchase agreements, which involve sales of portfolio securities of a Fund to member banks of the Federal Reserve System or securities dealers believed to be creditworthy, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price, which is generally equal to the original sales price plus interest. A Fund retains record ownership and the right to receive interest and principal payments on the portfolio securities involved. In connection with each reverse repurchase agreement transaction, a Fund’s Subadvisor will earmark or direct State Street Bank and Trust Company, the Funds’ custodian (the “Custodian”), to designate cash, U.S. government securities, equity securities and/or investment and non-investment grade debt securities as segregated assets on the Fund’s or the Custodian’s records in an amount equal to the Fund’s obligations under the transaction. When engaging in (or purchasing) reverse repurchase agreements, when-issued securities, options, futures, forward contracts, dollar rolls or other derivative transactions, a Fund’s Subadvisor will earmark or cause the Custodian to designate on the Fund’s records or the Custodian’s records cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked-to-market daily.

A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase

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Notes to the Financial Statements (Continued)
September 30, 2010 (Unaudited)

agreements are considered to be borrowings of a Fund under the 1940 Act and as such, are subject to the same investment limitations. At September 30, 2010, none of the Funds held open reverse repurchase agreements.

(g) Swaps

A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default, and index swaps, swap options (sometimes referred to as “swaptions”), and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio, to modify the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. Under Internal Revenue Service rules, any nonperiodic payments received or due under the notional principal contract must be recognized over the term of the notional principal contract in a manner that reflects the economic substance of the contract.

Whether a Fund’s use of swap agreements or swap options will be successful in achieving the Fund’s investment objective will depend on the Subadvisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap, not the entire notional amount. The Subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of swaps.

Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Because swaps are two party contracts that may be subject to contractual restrictions on transferability and termination, and they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. However, the Trust has adopted procedures pursuant to which the Advisor may

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Notes to the Financial Statements (Continued)
September 30, 2010 (Unaudited)

determine that swaps (including swap options) are liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Certain restrictions imposed on the Funds by the Code may limit the Funds’ ability to use swap agreements. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

The credit default swap agreements may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rates, serve as an indication of the current status of the payment/performance risk.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor and/or the Subadvisor in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor and/or Subadvisor in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

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Notes to the Financial Statements (Continued)
September 30, 2010 (Unaudited)

In January 2009, the SEC issued temporary rules to allow for clearinghouses to facilitate certain credit default swap transactions between one or more counterparties. A clearinghouse may act as the intermediary, or central counterparty, in credit default swap transactions, reducing the risk of a counterparty defaulting on a transaction while providing a central location for regulators to view traders’ positions and prices. The use of a clearinghouse for credit default swaps is voluntary and the temporary rules are in effect from January 22, 2009 until November 30, 2010. In March 2009, the SEC approved exemptions to allow the CME Group, Inc. and InterContinental, Inc. to operate a clearinghouse for credit default swaps. Similarly, dealers of credit default swaps in Europe agreed, in February 2009, to use a clearinghouse in the European Union to guarantee derivatives. Nine banks and brokers, including Deutsche Bank AG, JPMorgan Chase and Co., and Barclays PLC, committed to start using one or more clearinghouses within the 27-nation region by the end of July 2009. The clearinghouse(s) will be funded by their members. In response to these developments, in March 2009, the Financial Industry Regulatory Authority (“FINRA”) proposed a pilot program imposing margin rules for credit default swap transactions executed by a registered broker-dealer and cleared by the CME Group, Inc. or other central counterparty platforms. FINRA speculates that the creation of CDS central counterparties will result in an increasing volume of CDS transactions being handled through broker-dealers instead of through affiliated entities of investment banks as in the past. FINRA’s pilot program is set to expire November 30, 2010.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that Subadvisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If a Subadvisor attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (“CEA”) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the Commodity Futures Trading Commision (“CFTC”). To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989, which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

See the Core Opportunistic Equity Schedule of Investments for a listing of open swap agreements as of September 30, 2010.

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Notes to the Financial Statements (Continued)
September 30, 2010 (Unaudited)

(h) Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest rates, or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A purchase of a futures contract means the acquisition of a contractual right of a Fund to obtain delivery of the securities or foreign currency underlying the contract at a specified price on a specified future date. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

When a Fund enters into a futures contract, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Futures contracts are marked-to-market daily, depending upon changes in the price of the underlying securities subject to the futures contracts, and the change in value is recorded by the Fund as a variation margin payable or receivable. The Fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

A Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the CFTC for sale to customers in the United States, on foreign exchanges. In addition, a Fund may sell stock index futures in anticipation of, or during a market decline to attempt to offset the decrease in the market value of the Fund’s common stocks that might otherwise result, and a Fund may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

See the Core Opportunistic and the Non-US Core Equity Schedules of Investments for a listing of open futures contracts as of September 30, 2010.

(i) Options

The Funds may purchase and sell (write) put and call options on debt securities and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell combinations of put and call options on the same underlying security, currency or index. Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.

The Funds may enter into swap options. A swap option is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may write (sell) and purchase put and call swap options. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swap option than the Fund will incur when it purchases a swap option. When a Fund purchases a swap option, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swap option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.

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Notes to the Financial Statements (Continued)
September 30, 2010 (Unaudited)

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option, it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

See the Core Opportunistic Schedule of Investments for a listing of open written options contracts as of September 30, 2010.

Transactions in written option contracts for Core Opportunistic for the period ended September 30, 2010, is as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at March 31, 2010	92,600,968	$1,288,795
Options written	155,400,392	1,170,864
Options terminated in closing purchase transactions	(92,000,905)	(1,241,371)
Options expired	(198)	(63,503)

Options outstanding at September 30, 2010	156,000,257	$1,154,785

(j) Foreign currency translation

The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

(k) Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

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Notes to the Financial Statements (Continued)
September 30, 2010 (Unaudited)

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time the contract was opened and the value at the time the contract was closed.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Custodian or the Fund’s sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund’s total assets committed to the consummation of such forward contract. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contract.

See the Core Opportunistic and the Non-US Core Equity Schedules of Investments for a listing of open forward foreign currency contracts as of September 30, 2010.

(l) Short sales

A Fund may from time to time sell securities short. In the event that a Subadvisor anticipates that the price of a security will decline, the Fund may sell the security short and borrow the same security from a broker or other institution to complete the sale. A Fund will incur a profit or a loss, depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. All short sales will be fully collateralized. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include the risk that possible losses from short sales may be unlimited (e.g., if the price of a stock sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and a Fund may be unable to replace a borrowed security sold short. At September 30, 2010, none of the Funds held short positions in any security.

(m) When-issued/TBA securities

Purchasing securities on a “when-issued” basis is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis such as “to-be-announced” (“TBA”) securities. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring the securities unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining the Fund’s NAV. The market value of when-issued or forward delivery securities may be more or less than the purchase price. See the Core Opportunistic Schedule of Investments for TBA sale commitments held as of September 30, 2010.

(n) Exchange-traded index securities

A Fund may invest in exchange-traded index securities that are currently operational or that may be developed in the future. Exchange-traded index securities generally trade on the American Stock Exchange or New York Stock Exchange and are subject to the risks of an investment in a broadly based portfolio of common stocks, including

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Notes to the Financial Statements (Continued)
September 30, 2010 (Unaudited)

the risk that the general level of stock prices may decline, thereby adversely affecting the value of the Fund’s investment. These securities generally bear certain operational expenses. To the extent that a Fund invests in these securities, the Fund must bear these expenses in addition to the expenses of the Fund’s own operation. At September 30, 2010, none of the Funds held exchange-traded index securities.

(o) Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. See each Fund’s Schedule of Investments for REIT securities held as of September 30, 2010.

(p) Indexed securities

The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. See the Core Opportunistic Schedule of Investments for indexed securities held as of September 30, 2010.

(q) Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Funds’ policy is to declare and pay distributions from net investment income and net realized short-term and long-term gains at least annually. All distributions are paid in shares of the Funds, at NAV, unless the shareholder elects to receive cash distributions.

(r) Allocation of expenses and operating income

The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the applicable Funds, taking into consideration, among other things, the nature and type of expense and the relative size of each Fund. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata between each class of shares of each Fund, based on the relative net assets of each class.

(s) Redemption fees

While none of the Funds’ classes have initial or contingent deferred sales charges on purchases of Fund shares, redemptions of Fund shares held less than 30 days may be assessed a 2% short term trading fee.

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Notes to the Financial Statements (Continued)
September 30, 2010 (Unaudited)

(t) Mortgage-Related and other Asset-Backed securities

The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types on real and personal property, and receivables from credit card agreements. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of stripped mortgage-backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. See the Schedule of Investments for mortgage-backed and asset-backed securities held by Core Opportunistic and Short Maturity as of September 30, 2010.

(u) Indemnities

In the normal course of business, the Funds enter into contracts that require them to provide a variety of representations or general indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Funds invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans and credit card receivables. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults.

3.	Fees and other transactions with affiliates

The Advisor provides investment advisory services to each Fund pursuant to an investment management agreement. Pursuant to the investment management agreement, each Fund pays the Advisor a fee for managing the Fund’s investments at an annual rate of:

	Assets up to	Assets in excess of
	$750 million	$750 million
Large Cap Growth	0.55%	0.53%
Large Cap Value	0.53%	0.51%
Small/Mid Cap Growth	0.90%	0.90%
Small/Mid Cap Value	0.90%	0.90%
Non-US Core Equity	0.75%	0.73%
Core Opportunistic	0.35%	0.33%
Short Maturity	0.25%	0.23%

Such fees as referenced above are shown in the Advisory fees line in the Statements of Operations. The Advisor provides certain internal administrative services to the Class S, Class Y-1 and Class Y-2 shares of the Funds, for which the Advisor receives a fee of 0.15%, 0.10% and 0.05% of the average daily net assets of the Class S,

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Notes to the Financial Statements (Continued)
September 30, 2010 (Unaudited)

Class Y-1 and Class Y-2 shares of the Funds, respectively. These internal administrative services include attending to shareholder correspondence, assisting with the processing of purchases and redemptions of shares, preparing and disseminating information and documents for use by beneficial shareholders and monitoring and overseeing non-advisory relationships with entities providing services to the Class S, Class Y-1 and Class Y-2 shares, including the transfer agent.

The Funds have adopted a plan of marketing and service, or “12b-1 plan” to finance the provision of certain shareholder services to the owners of Class S and Class Y-1 shares of the Funds (collectively referred to as the “plans”). The plan provides for payments at annual rates (based on average net assets) of up to 0.25% if each Fund’s Class S and Class Y-1 shares. However, Class S and Class Y-1 shares have not commenced operations.

The Trust, with respect to each Fund, and the Advisor have entered into a written contractual fee waiver and expense reimbursement agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or reimburse expenses. For the period ended September 30, 2010, the fees were reimbursed to the extent that each Fund’s class expenses would exceed the net expense rates as set forth below of average daily net assets of the Fund class. Pursuant to the expense reimbursement agreement, the Advisor is entitled to be reimbursed for any fees the Advisor waives and Fund expenses that the Advisor reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by a Fund will not cause the Fund to exceed any applicable expense limitation that is in place for the Fund. These reimbursements are shown in the Reimbursement of expenses line in the Statements of Operations.

	Class S	Class Y-1	Class Y-2	Class Y-3
Large Cap Growth	1.07%	1.02%	0.72%	0.57%
Large Cap Value	1.05%	1.00%	0.70%	0.55%
Small/Mid Cap Growth	1.42%	1.37%	1.07%	0.92%
Small/Mid Cap Value	1.42%	1.37%	1.07%	0.92%
Non-US Core Equity	1.32%	1.27%	0.97%	0.82%
Core Opportunistic	0.87%	0.82%	0.52%	0.37%
Short Maturity	0.82%	0.77%	0.47%	0.32%

As of September 30, 2010 only Class Y-3 had commenced operations.

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2010 (Unaudited)

4.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short term investments, for the period ended September 30, 2010, were as follows:

	Long-Term	Other Long-Term
	U.S. Government Securities	Securities
Purchases
Large Cap Growth	$—	$229,822,615
Large Cap Value	—	183,438,090
Small/Mid Cap Growth	—	112,745,954
Small/Mid Cap Value	—	138,617,801
Non-US Core Equity	—	356,167,040
Core Opportunistic	1,107,531,503	121,807,938
Short Maturity	34,518,282	21,014,699
Sales
Large Cap Growth	—	257,625,615
Large Cap Value	—	204,319,336
Small/Mid Cap Growth	—	96,171,646
Small/Mid Cap Value	—	118,960,088
Non-US Core Equity	—	166,048,391
Core Opportunistic	1,121,352,217	80,031,674
Short Maturity	26,862,207	2,383,607

5.	Share transactions

Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Transactions in Fund shares were as follows:

Large Cap Growth

	Six Months Ended		Year Ended
	September 30, 2010		March 31, 2010
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	2,885,988	$28,203,822	5,380,865	$42,037,528
Shares issued to shareholders in reinvestment of distributions	—	—	172,648	1,636,702
Shares repurchased	(4,255,514)	(42,302,600)	(10,435,073)	(88,121,549)

Net decrease	(1,369,526)	$(14,098,778)	(4,881,560)	$(44,447,319)

Large Cap Value

	Six Months Ended		Year Ended
	September 30, 2010		March 31, 2010
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	4,574,723	$32,356,168	8,870,678	$51,821,146
Shares issued to shareholders in reinvestment of distributions	—	—	907,488	6,388,716
Shares repurchased	(5,319,006)	(39,172,009)	(11,510,704)	(73,700,363)

Net decrease	(744,283)	$(6,815,841)	(1,732,538)	$(15,490,501)

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2010 (Unaudited)

Small/Mid Cap Growth

	Six Months Ended		Year Ended
	September 30, 2010		March 31, 2010
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	4,997,184	$45,010,801	5,364,502	$44,777,467
Shares repurchased	(2,083,905)	(20,449,364)	(4,228,699)	(34,122,684)

Net increase	2,913,279	$24,561,437	1,135,803	$10,654,783

Small/Mid Cap Value

	Six Months Ended		Year Ended
	September 30, 2010		March 31, 2010
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	5,453,058	$44,446,139	6,545,792	$47,406,898
Shares issued to shareholders in reinvestment of distributions	—	—	93,462	726,197
Shares repurchased	(2,550,151)	(22,517,005)	(4,602,500)	(32,800,553)

Net increase	2,902,907	$21,929,134	2,036,754	$15,332,542

Non-US Core Equity

	Six Months Ended		Year Ended
	September 30, 2010		March 31, 2010
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	22,096,860	$198,128,265	36,838,239	$328,847,880
Shares issued to shareholders in reinvestment of distributions	—	—	1,191,487	11,295,302
Shares repurchased	(2,050,937)	(19,708,816)	(8,045,586)	(68,106,579)

Net increase	20,045,923	$178,419,449	29,984,140	$272,036,603

Core Opportunistic

	Six Months Ended		Year Ended
	September 30, 2010		March 31, 2010
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	24,181,833	$257,050,741	49,095,831	$475,710,721
Shares issued to shareholders in reinvestment of distributions	—	—	1,669,320	16,542,961
Shares repurchased	(5,854,941)	(60,930,119)	(19,494,447)	(185,198,477)

Net increase	18,326,892	$196,120,622	31,270,704	$307,055,205

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2010 (Unaudited)

Short Maturity

	Six Months Ended		Year Ended
	September 30, 2010		March 31, 2010
	Shares	Amount	Shares	Amount
Class Y-3:
Shares sold	2,025,552	$19,428,442	2,808,604	$26,614,402
Shares issued to shareholders in reinvestment of distributions	—	—	89,873	843,009
Shares repurchased	(167,721)	(1,627,749)	(109,011)	(1,038,881)

Net increase	1,857,831	$17,800,693	2,789,466	$26,418,530

6.	Federal income taxes

As of September 30, 2010, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

				Net
	Federal	Tax Basis	Tax Basis	Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Large Cap Growth	$302,800,312	$41,736,555	$(6,303,452)	$35,433,103
Large Cap Value	307,959,976	19,561,291	(3,726,292)	15,834,999
Small/Mid Cap Growth	214,343,763	36,175,520	(5,249,170)	30,926,350
Small/Mid Cap Value	220,925,181	28,367,931	(3,980,601)	24,387,330
Non-US Core Equity	1,158,385,448	115,374,096	(46,481,491)	68,892,605
Core Opportunistic	1,128,814,040	38,606,955	(17,678,344)	20,928,611
Short Maturity	65,623,559	845,314	(147,861)	697,453

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, REIT and other basis adjustments.

7.	Subsequent event

Management has evaluated the possibility of “subsequent events” (in accordance with the provisions set forth in FASB (ASC) 855) existing in the Funds’ financial statements for the period ended September 30, 2010 and determined that there are no material events that would require disclosure in the Funds’ financial statements through the date of issuance.

8.	Proxy Voting

A description of the policies and procedures that the Advisor and each Fund’s Subadvisors use to determine how to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 866-658-9896, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information about Funds’ proxy voting decisions are available without charge, online on the Funds’ website at http://www.mgifunds.us/proxy.

9.	Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q, which when filed, will be available on the SEC’s website at http://www.sec.gov. When filed, the Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2010 (Unaudited)

10.	Board Approvals of Subadvisory Agreements during the period April 1, 2010 through September 30, 2010

March 11-12, 2010 Board Meeting

MGI US Large Cap Growth Equity Fund — Approval of New Subadvisory Agreements

At the meeting of the Board of Trustees (the “Board” or the “Trustees”) of MGI FundsTM (the “Trust”) held on March 11-12, 2010 (the “March Meeting”), the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust or Mercer Global Investments, Inc., the Trust’s investment advisor (the “Advisor” or “MGI”) (together, the “Independent Trustees”), considered and approved two proposed subadvisory agreements (together, the “Proposed Large Cap Subadvisory Agreements”), one between the Advisor and Atlanta Capital Management Company, LLC (“Atlanta Capital”) and another between the Advisor and Neuberger Berman Management LLC (“Neuberger Berman”) (each a “Proposed Large Cap Subadvisor,” and together, the “Proposed Large Cap Subadvisors”) with respect to the MGI US Large Cap Growth Equity Fund (the “Large Cap Growth Fund”). In considering the approval of the Proposed Large Cap Subadvisory Agreements, the Board was able to draw on its knowledge of the Trust, the Large Cap Growth Fund, and the Trust’s other series, as well as the Advisor, Atlanta Capital, and Neuberger Berman.

At the March Meeting, MGI had recommended to the Board the appointment of Atlanta Capital and Neuberger Berman to serve as subadvisors (“Subadvisors”) to the Large Cap Growth Fund after evaluating a number of other possible investment managers. In addition, MGI had recommended to the Board, at the March Meeting, the termination of INTECH Investment Management LLC (“INTECH”) as a Subadvisor to the Large Cap Growth Fund. The Advisor’s recommendation of the appointment of each Proposed Large Cap Subadvisor was based upon, among other factors: (i) the Advisor’s high degree of conviction in the team of investment professionals at each Proposed Large Cap Subadvisor who will be managing the Subadvisor’s allocated portion of the Large Cap Growth Fund’s investment portfolio; (ii) the Advisor’s expectation that the addition of the Proposed Large Cap Subadvisors would increase the consistency of the Large Cap Growth Fund’s excess return, while providing reduced tracking error and lower volatility, resulting in a reduced risk profile for the Fund; (iii) the Advisor’s desire to replace INTECH with Subadvisors that utilized more transparent investment strategies that may be analyzed and modified, as necessary, to take into account market conditions; (iv) the Advisor’s opinion that the Proposed Large Cap Subadvisors’ relatively low correlation with the investment strategies of the Large Cap Growth Fund’s two other Subadvisors, Sands Capital Management, LLC (“Sands Capital”) and Winslow Capital Management, Inc. (“Winslow Capital”), would provide additional style and investment process diversification, and make the Large Cap Growth Fund more resilient in various market environments; and (vi) the Proposed Large Cap Subadvisors’ appointment would attempt to address investors’ general preference for consistent and reliable performance.

At the March Meeting, the Board, including a majority of the Independent Trustees, considered and approved the Proposed Large Cap Subadvisory Agreements. In determining whether to approve the Proposed Large Cap Subadvisory Agreements, the Board considered the information received in advance of the Meeting, which included: (i) a copy of a form of each Proposed Large Cap Subadvisory Agreement; (ii) information regarding the process by which the Advisor selected each Proposed Large Cap Subadvisor, and the Advisor’s rationale for recommending both Proposed Large Cap Subadvisors for Board approval; (iii) information regarding the nature, quality, and extent of the services that each Proposed Large Cap Subadvisor would provide to the Large Cap Growth Fund; (iv) information regarding the Proposed Large Cap Subadvisors’ reputations, investment management businesses, personnel, and operations; (v) information regarding each Proposed Large Cap Subadvisor’s brokerage and trading policies and practices; (vi) information regarding the level of subadvisory fees to be charged by each Proposed Large Cap Subadvisor; (vii) information regarding the Proposed Large Cap Subadvisors’ compliance programs; (viii) information regarding each Proposed Large Cap Subadvisor’s historical performance returns managing an investment mandate similar to the Large Cap Growth Fund’s investment mandate, and such performance compared to a relevant index; and (ix) information regarding each Proposed

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2010 (Unaudited)

Large Cap Subadvisor’s financial condition. The Board also considered the substance of discussions with representatives of the Advisor and each Proposed Large Cap Subadvisor at the March Meeting.

When considering the approval of the Proposed Large Cap Subadvisory Agreements, the Board reviewed and analyzed the factors that the Board deemed relevant with respect to the Proposed Large Cap Subadvisors, including: the nature, quality, and extent of the services to be provided to the Large Cap Growth Fund by each Proposed Large Cap Subadvisor; the Proposed Large Cap Subadvisors’ management styles; the historical performance record of each Proposed Large Cap Subadvisor in managing pooled investment products similar to the Large Cap Growth Fund; the qualifications and experience of the investment professionals at each Proposed Large Cap Subadvisor who will be responsible for the day-to-day management of the Subadvisor’s allocated portion of the Large Cap Growth Fund’s investment portfolio; and each Proposed Large Cap Subadvisor’s staffing levels and overall resources. Additionally, the Board reviewed materials supplied by counsel that were prepared for use by the Board in fulfilling its duties under the 1940 Act.

In examining the nature, quality, and extent of the services to be provided by each Proposed Large Cap Subadvisor to the Large Cap Growth Fund, the Board considered: the specific investment management process and strategy to be employed by each Proposed Large Cap Subadvisor in managing the assets of the Fund to be allocated to the Subadvisor; the qualifications of each Proposed Large Cap Subadvisor’s investment professionals with regard to implementing investment mandates similar to the Large Cap Growth Fund’s investment mandate; the overall favorable performance record of each Proposed Large Cap Subadvisor as compared to a relevant benchmark; the infrastructure of each Proposed Large Cap Subadvisor and whether that infrastructure appeared to adequately support the Proposed Large Cap Subadvisor’s investment strategy; and the Advisor’s review process and the Advisor’s favorable assessment as to the nature, quality, and extent of the subadvisory services expected to be provided by each Proposed Large Cap Subadvisor.

The Board concluded that the Large Cap Growth Fund and its shareholders would benefit from the quality and experience of the Proposed Large Cap Subadvisors’ portfolio managers and other investment professionals. Based on the Board’s consideration and review of the foregoing information, the Board concluded that the nature, quality, and extent of the subadvisory services anticipated to be provided by each Proposed Large Cap Subadvisor, as well as each Proposed Large Cap Subadvisor’s ability to render such services based on its experience, operations, and resources, were appropriate for the Large Cap Growth Fund, in light of the Large Cap Growth Fund’s investment objective and the mandate relating to the allocated portion of the Large Cap Growth Fund’s investment portfolio that each Proposed Large Cap Subadvisor would manage, and supported a decision to approve each Proposed Large Cap Subadvisory Agreement.

Because the Proposed Large Cap Subadvisors previously had not managed the Large Cap Growth Fund’s investment portfolio, the Board, at the March Meeting, could not consider each Proposed Large Cap Subadvisor’s investment performance in managing the Large Cap Growth Fund as a factor in evaluating the Proposed Large Cap Subadvisory Agreements. However, the Board did review each Proposed Large Cap Subadvisor’s historical investment performance record in managing other accounts and/or registered investment companies that were comparable to the Large Cap Growth Fund. The Board compared this historical performance to a relevant benchmark and considered that each Proposed Large Cap Subadvisor’s historical performance compared favorably to such benchmark. On this basis, the Board concluded that each Proposed Large Cap Subadvisor’s historical performance record, when viewed together with the other factors considered by the Board, supported a decision to approve the Proposed Large Cap Subadvisory Agreements.

The Board carefully considered the proposed fees payable under the Proposed Large Cap Subadvisory Agreements. In this regard, the Board evaluated the compensation to be paid to each Proposed Large Cap Subadvisor by the Advisor. The Board also considered comparisons of the fees that will be paid to each Proposed Large Cap Subadvisor with the fees that each Proposed Large Cap Subadvisor charged to its institutional separate accounts and/or registered investment company clients. The Board noted that the fee rates that the Advisor had negotiated with the Proposed Large Cap Subadvisors appeared to compare favorably with the fee rates that each Subadvisor had implemented with the Subadvisor’s institutional separate accounts and/or

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2010 (Unaudited)

registered investment company clients that utilized the high-quality growth plus strategy (in the case of Atlanta Capital) and the large cap disciplined growth strategy (in the case of Neuberger Berman) (which were the same investment strategies that each Proposed Large Cap Subadvisor will use in managing its allocated portion of the Large Cap Growth Fund’s investment portfolio).

The Board also considered whether the fee schedules of the Proposed Large Cap Subadvisors included breakpoints that would reduce the Proposed Large Cap Subadvisors’ fees as the assets of the Large Cap Growth Fund allocated to each Proposed Large Cap Subadvisor increased. The Board noted that while each proposed subadvisory fee schedule did include breakpoints, such breakpoints were not a primary factor in the Board’s analysis because the fees to be paid to the Proposed Large Cap Subadvisors would be paid by the Advisor, rather than directly by the Large Cap Growth Fund. The Board recalled the data presented by MGI, as required by the exemptive order (the “Exemptive Order”) issued to the Trust and the Advisor by the U.S. Securities and Exchange Commission (the “SEC”), permitting the use of a multi-manager structure, that illustrated that the hiring of Atlanta Capital would have a slightly positive impact on the Advisor’s profitability in managing the Large Cap Growth Fund. The Board was not provided with, and did not review, information regarding the estimated profits that may be realized by each Proposed Large Cap Subadvisor in managing its allocated portion of the Large Cap Growth Fund’s assets. Since the fees to be paid to the Proposed Large Cap Subadvisors were the result of arm’s-length bargaining between unaffiliated parties, and given the Advisor’s economic incentive to negotiate reasonable fees, the Proposed Large Cap Subadvisors’ potential profitability was not considered relevant to the Independent Trustees’ deliberations. After evaluating the proposed fees, the Board concluded that the fees that would be paid to each Proposed Large Cap Subadvisor by MGI with respect to the assets to be allocated to the Proposed Large Cap Subadvisor appeared to be within a reasonable range in light of the nature, quality, and extent of the services to be provided.

The Board reviewed copies of the Proposed Large Cap Subadvisory Agreements. The Board considered that the Proposed Large Cap Subadvisory Agreements provided for the same range of services as the subadvisory agreements that were in place with the Large Cap Growth Fund’s two other Subadvisors, Sands Capital and Winslow Capital, as well as the same range of services that had been provided for in the Advisor’s subadvisory agreement with INTECH.

The Board also considered whether there were any ancillary benefits that may accrue to the Proposed Large Cap Subadvisors as a result of the Proposed Large Cap Subadvisors’ relationships with the Large Cap Growth Fund. The Board concluded that the Proposed Large Cap Subadvisors may direct Large Cap Growth Fund brokerage transactions to certain brokers to obtain research and other services. However, the Board noted that the Proposed Large Cap Subadvisors were required to select brokers who met the Large Cap Growth Fund’s requirements for seeking best execution, and that MGI monitored and evaluated the Subadvisors’ trade execution with respect to Fund brokerage transactions on a quarterly basis and provided reports to the Board on these matters. The Board concluded that the benefits that were expected to accrue to the Proposed Large Cap Subadvisors by virtue of their relationships with the Large Cap Growth Fund were reasonable.

In considering the materials and information described above, the Independent Trustees received assistance from, and met separately with, their independent legal counsel, and were provided with and discussed a description of their statutory responsibilities and the legal standards that are applicable to the approval of investment advisory and subadvisory agreements.

After full consideration of the factors discussed above, with no single factor identified as being determinative, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, concluded that the initial approval of each Proposed Large Cap Subadvisory Agreement was in the best interests of the Large Cap Growth Fund and its shareholders, and approved the Proposed Large Cap Subadvisory Agreements.

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2010 (Unaudited)

MGI US Short Maturity Fixed Income Fund — Approval of a New Subadvisory Agreement

At the meeting of the Board of Trustees (the “Board” or the “Trustees”) of MGI FundsTM (the “Trust”) held on March 11-12, 2010 (the “March Meeting”), the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust or Mercer Global Investments, Inc., the Trust’s investment advisor (the “Advisor” or “MGI”) (together, the “Independent Trustees”), considered and approved the proposed subadvisory agreement (the “Proposed JP Morgan Subadvisory Agreement”) between the Advisor and J.P. Morgan Investment Management Inc. (“JP Morgan”) with respect to the MGI US Short Maturity Fixed Income Fund (the “Short Term Fund”). In considering the approval of the Proposed JP Morgan Subadvisory Agreement, the Board was able to draw on its knowledge of the Trust, the Short Term Fund, and the Trust’s other series, as well as the Advisor and JP Morgan.

At the March Meeting, the Advisor recommended the approval of JP Morgan to serve as the Subadvisor to the Short Term Fund, replacing Aberdeen Asset Management, Inc. (“Aberdeen”), which had served as the Short Term Fund’s sole Subadvisor since the Fund’s creation. The Advisor’s recommendation of JP Morgan was based upon, among other factors: (i) the Advisor’s high degree of conviction in JP Morgan and its stable and experienced portfolio management team, which had an established investment track record and employed a well-defined investment philosophy and process that were consistently followed; (ii) JP Morgan’s short bond investment strategy (which JP Morgan would utilize for the Short Term Fund) was a conservative investment strategy, which employed a disciplined, value-driven investment approach that pursued relative value by managing a well-diversified and high quality portfolio, and this strategy was anticipated to exhibit minimal volatility (in contrast to Aberdeen’s investment strategy); and (iii) the expectation that JP Morgan would not experience the range of personnel departures and organizational changes that had been seen with Aberdeen.

At the March Meeting, the Board, including a majority of the Independent Trustees, considered and approved the Proposed JP Morgan Subadvisory Agreement. In determining whether to approve the Proposed JP Morgan Subadvisory Agreement, the Board considered the information received in advance of the Meeting, which included: (i) a copy of the form of the Proposed JP Morgan Subadvisory Agreement; (ii) information regarding the process by which the Advisor selected JP Morgan, and the Advisor’s rationale for recommending JP Morgan for Board approval; (iii) information regarding the nature, quality, and extent of the services that JP Morgan would provide to the Short Term Fund; (iv) information regarding JP Morgan’s reputation, prior investment experience, investment management business, portfolio management personnel, and operations; (v) information regarding JP Morgan’s brokerage and trading policies and practices; (vi) information regarding the level of subadvisory fees to be charged by JP Morgan, and a comparison of those fees to the fees JP Morgan charged to one other registered investment company that JP Morgan advised; (vii) information regarding JP Morgan’s compliance program; (viii) information regarding JP Morgan’s historical performance returns managing investment mandates similar to the Short Term Fund’s investment mandate, and such performance compared to a relevant index; and (ix) information regarding JP Morgan’s financial condition. The Board also considered the substance of discussions with representatives of the Advisor and JP Morgan at the March Meeting.

When considering the approval of the Proposed JP Morgan Subadvisory Agreement, the Board reviewed and analyzed the factors that the Board deemed relevant with respect to JP Morgan, including: the nature, quality, and extent of the services to be provided to the Short Term Fund by JP Morgan; JP Morgan’s management style; JP Morgan’s historical performance record managing pooled investment products similar to the Short Term Fund; the qualifications and experience of the portfolio managers and investment management personnel who will be responsible for the day-to-day management of the Short Term Fund’s investment portfolio; and JP Morgan’s staffing levels and overall resources. Additionally, the Board reviewed materials supplied by counsel that were prepared for use by the Board in fulfilling its duties under the 1940 Act.

In examining the nature, quality, and extent of the services to be provided by JP Morgan to the Short Term Fund, the Board considered: the specific investment management process to be employed by JP Morgan in managing the assets of the Fund; the qualifications of JP Morgan’s investment professionals with regard to implementing investment mandates similar to the Short Term Fund’s investment mandate; JP Morgan’s overall favorable

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2010 (Unaudited)

performance record as compared to a relevant benchmark; JP Morgan’s infrastructure and whether it appeared to adequately support JP Morgan’s investment strategy; and the Advisor’s review and selection process and the Advisor’s favorable assessment as to the nature, quality, and extent of the subadvisory services expected to be provided by JP Morgan. The Board concluded that the Short Term Fund and its shareholders would benefit from the qualifications and experience of JP Morgan’s portfolio managers and other investment professionals. Based on the Board’s consideration and review of the foregoing information, the Board concluded that the nature, quality, and extent of the subadvisory services anticipated to be provided by JP Morgan, as well as JP Morgan’s ability to render such services based on its experience, operations, and resources, were appropriate for the Short Term Fund, in light of the Fund’s investment objective, and supported a decision to approve the Proposed JP Morgan Subadvisory Agreement.

Because JP Morgan previously had not managed the Short Term Fund’s investment portfolio, the Board, at the March Meeting, could not consider JP Morgan’s investment performance in managing the Fund as a factor in evaluating the Proposed JP Morgan Subadvisory Agreement. However, the Board did review JP Morgan’s historical performance record in managing another registered investment company that utilized JP Morgan’s short bond investment strategy. The Board compared this historical performance to a relevant benchmark and considered that JP Morgan’s historical performance compared favorably to such benchmark. On this basis, the Board concluded that JP Morgan’s historical performance record, when viewed together with the other factors considered by the Board, supported a decision to approve the Proposed JP Morgan Subadvisory Agreement.

The Board carefully considered the proposed fees payable under the Proposed JP Morgan Subadvisory Agreement. In this regard, the Board evaluated the compensation to be paid to JP Morgan by the Advisor. The Board also considered comparisons of the fees that will be paid to JP Morgan with the fees JP Morgan charges to its other clients, noting that the fee rate that the Advisor had negotiated with JP Morgan appeared to compare favorably with the fee rates that JP Morgan has implemented with its other, similar client that utilized JP Morgan’s short bond investment strategy.

The Board also considered whether JP Morgan’s fee schedule included breakpoints that would reduce JP Morgan’s fees as the assets of the Short Term Fund increased. The Board noted that while JP Morgan’s proposed subadvisory fee schedule did include breakpoints, such breakpoints were not a primary factor in the Board’s analysis because the fees to be paid to JP Morgan would be paid by the Advisor, rather than directly by the Short Term Fund. The Board recalled the data presented by MGI, as required by the Exemptive Order, that illustrated that the hiring of JP Morgan would have a minimal impact on the Advisor’s profitability in managing the Short Term Fund. The Board was not provided with, and did not review, information regarding the estimated profits that may be realized by JP Morgan in managing the Short Term Fund’s assets. Since the fees to be paid to JP Morgan were the result of arm’s-length bargaining between unaffiliated parties, and given the Advisor’s economic incentive to negotiate a reasonable fee, JP Morgan’s potential profitability was not considered relevant to the Independent Trustees’ deliberations. After evaluating the proposed fees, the Board concluded that the fees that would be paid to JP Morgan by MGI for managing the Short Term Fund appeared to be within a reasonable range in light of the nature, quality, and extent of the services to be provided.

The Board reviewed a copy of the Proposed JP Morgan Subadvisory Agreement. The Board considered that the Proposed JP Morgan Subadvisory Agreement provided for the same range of services as the subadvisory agreement that had been in place for the Short Term Fund with Aberdeen, the Short Term Fund’s former sole Subadvisor.

The Board also considered whether there were any ancillary benefits that may accrue to JP Morgan as a result of JP Morgan’s relationship with the Short Term Fund. The Board noted that MGI will closely monitor and evaluate JP Morgan’s portfolio transactions on a quarterly basis and provide reports to the Board on these matters (as MGI did for all of the Trust’s Subadvisors). The Board concluded that the potential benefits that were expected to accrue to JP Morgan by virtue of its relationship with the Short Term Fund were reasonable.

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2010 (Unaudited)

In considering the materials and information described above, the Independent Trustees received assistance from, and met separately with, their independent legal counsel, and were provided with and discussed a description of their statutory responsibilities and the legal standards that are applicable to the approval of investment advisory and subadvisory agreements.

After full consideration of the factors discussed above, with no single factor identified as being determinative, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, concluded that the initial approval of the Proposed JP Morgan Subadvisory Agreement was in the best interests of the Short Term Fund and its shareholders, and approved the Proposed JP Morgan Subadvisory Agreement.

MGI US Small/Mid Cap Value Equity Fund — Approval of a New Subadvisory Agreement

At the meeting of the Board of Trustees (the “Board” or the “Trustees”) of MGI FundsTM (the “Trust”) held on March 11-12, 2010 (the “March Meeting”), the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust or Mercer Global Investments, Inc., the Trust’s investment advisor (the “Advisor” or “MGI”) (together, the “Independent Trustees”), considered and approved the proposed subadvisory agreement (the “Proposed River Road Subadvisory Agreement”) between the Advisor and River Road Asset Management, LLC (“River Road”), with respect to the MGI US Small/Mid Cap Value Equity Fund (the “Small Cap Value Fund”). In considering the approval of the Proposed River Road Subadvisory Agreement, the Board was able to draw on its knowledge of the Trust, the Small Cap Value Fund, and the Trust’s other series, as well as the Advisor and River Road.

At the March Meeting, the Trustees discussed with the Advisor the then anticipated acquisition (the “Aviva Transaction”) of River Road by Aviva Investors (“Aviva”), the asset management subsidiary of Aviva, plc, and were presented with the opportunity to review the Aviva Transaction with River Road personnel. Prior to this, the Board had discussed the Aviva Transaction with the Advisor at the Trustees’ February 9, 2010 Trustees’ meeting (the “February Meeting”). At the March Meeting, MGI had reported that River Road had informed the Advisor that River Road did not anticipate any changes to the management of River Road’s allocated portion of the Small Cap Value Fund’s investment portfolio as a result of the Aviva Transaction, and River Road had confirmed that the portfolio managers who had managed River Road’s allocated portion of the Fund’s investment portfolio were expected to continue in those capacities following the closing of the Aviva Transaction.

At the February Meeting, the Trustees, including a majority of the Independent Trustees, had considered and approved a form of Interim Subadvisory Agreement (the “Interim Agreement”), in accordance with Rule 15a-4 under the 1940 Act, between MGI, on behalf of the Small Cap Value Fund, and River Road, as a consequence of the then-pending Aviva Transaction. It was recalled that the Interim Agreement had been implemented in order for River Road to continue to provide subadvisory services to the Fund without interruption, as a result of the termination of River Road’s original Subadvisory Agreement with MGI, on behalf of the Fund, dated February 11, 2009 (the “Initial River Road Subadvisory Agreement”), which initially had been considered and approved by the Board and the Independent Trustees at the September 27, 2008 Board meeting (the “September Meeting”).

At the March Meeting, the Advisor recommended to the Board the approval of River Road to serve as a Subadvisor to the Small Cap Value Fund, pending the completion of the Aviva Transaction. The Advisor’s recommendation of the approval of River Road and the Proposed River Road Subadvisory Agreement was based upon, among other factors: (i) the Advisor’s multiple discussions with River Road personnel regarding the Aviva Transaction, along with the Advisor’s prior day-to-day experience with River Road under the Initial River Road Subadvisory Agreement and the Interim Agreement, and River Road’s performance under those Agreements; (ii) the fact that River Road’s small/mid cap value investment strategy continued to be A rated by Mercer Investment Consulting research; (iii) the Aviva Transaction was expected to allow River Road to retain and attract qualified employees, while better utilizing certain current key employees; and (iv) the Advisor’s opinion that River Road would continue to effectively complement the Fund’s three other current Subadvisors, AQR

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Notes to the Financial Statements (Continued)
September 30, 2010 (Unaudited)

Capital Management, LLC (“AQR”), NWQ Investment Management Company, LLC (“NWQ”), and Systematic Financial Management, LP (“Systematic”).

At the March Meeting, the Board, including a majority of the Independent Trustees, considered and approved the Proposed River Road Subadvisory Agreement. In determining whether to approve the Proposed River Road Subadvisory Agreement, the Board considered the information received in advance of the March Meeting, as well as information provided at the September and February Meetings, which included: (i) a copy of the form of the Proposed River Road Subadvisory Agreement; (ii) information regarding the process by which the Advisor selected River Road, and the Advisor’s rationale for recommending River Road for Board approval; (iii) information regarding the nature, quality, and extent of the services that River Road would continue to provide to the Small Cap Value Fund; (iv) information regarding River Road’s reputation, prior investment experience, investment management business, portfolio management personnel, and operations, along with the Advisor’s prior experience in dealing with River Road since it had begun serving as a Subadvisor to the Small Cap Value Fund in February of 2009; (v) information regarding River Road’s brokerage and trading policies and practices; (vi) information regarding the level of subadvisory fees to be charged by River Road, and a comparison of those fees to the fees River Road charged the comparable accounts it managed, including one registered investment company and multiple separate accounts; (vii) information regarding River Road’s compliance program, including the information that had been presented at the September Meeting; (viii) information regarding River Road’s historical performance returns managing investment mandates similar to the Small Cap Value Fund’s investment mandate, along with River Road’s historical performance in managing its allocated portion of the Small Cap Value Fund’s investment portfolio and such performance compared to a relevant index; and (ix) information regarding River Road’s financial condition. The Board also considered the substance of its discussions with representatives of the Advisor at the March Meeting, and with representatives of MGI and River Road at the September Meeting.

When considering the approval of the Proposed River Road Subadvisory Agreement, the Board reviewed and analyzed the factors that the Board deemed relevant with respect to River Road, including: the nature, quality, and extent of the services to be provided to the Small Cap Value Fund by River Road, as well as the services that had been provided to date pursuant to the Initial River Road Subadvisory Agreement and the Interim Agreement; River Road’s management style; River Road’s historical performance record managing pooled investment products similar to the Small Cap Value Fund, as well as River Road’s historical performance in managing its allocated portion of the Small Cap Value Fund’s investment portfolio; the qualifications and experience of the portfolio managers and investment management personnel who will be responsible for the day-to-day management of the Small Cap Value Fund’s investment portfolio; and River Road’s staffing levels and overall resources. Additionally, the Board reviewed materials supplied by counsel that were prepared for use by the Board in fulfilling its duties under the 1940 Act.

In examining the nature, quality, and extent of the services to be provided by River Road to the Small Cap Value Fund, the Board considered: the specific investment management process that will continue to be employed by River Road in managing the assets of the Fund (which had been discussed in detail at the September Meeting); the qualifications of River Road’s investment professionals with regard to implementing investment mandates similar to the Small Cap Value Fund’s investment mandate; River Road’s overall favorable performance record as compared to a relevant benchmark; River Road’s infrastructure and whether it appeared to adequately support River Road’s investment strategy; and the Advisor’s review and selection process and the Advisor’s favorable assessment as to the nature, quality, and extent of the subadvisory services expected to be provided by River Road.

The Independent Trustees also considered the Aviva Transaction, and the expected positive impact that the Transaction will exert on River Road’s ability to provide investment advisory services, and, in particular, the fact that River Road’s portfolio managers will be relieved of various administrative responsibilities. The Board concluded that the Small Cap Value Fund and its shareholders would benefit from the quality and experience of River Road’s portfolio managers and other investment professionals. Based on the Board’s consideration and review of the foregoing information, the Board concluded that the nature, quality, and extent of the subadvisory

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Notes to the Financial Statements (Continued)
September 30, 2010 (Unaudited)

services anticipated to be continue to be provided by River Road, as well as River Road’s ability to continue to render such services based on its experience, operations, and resources, were appropriate for the Small Cap Value Fund, in light of the Fund’s investment objective, and supported a decision to approve the Proposed River Road Subadvisory Agreement.

Because River Road had been managing an allocated portion of the Small Cap Value Fund’s investment portfolio since February of 2009, the Independent Trustees could consider the investment performance of River Road and the Fund. The Independent Trustees recalled MGI’s explanation that River Road’s underperformance had been a result of its comparatively conservative investment approach, and the trend experienced by defensive subadvisors of generally lagging their benchmarks in 2009. The Independent Trustees recalled that while River Road’s small/mid cap value strategy had trailed its benchmark last year, River Road had exhibited progress in 2010 in recovering some of the underperformance.

The Board carefully considered the proposed fees payable under the Proposed River Road Subadvisory Agreement. In this regard, the Board evaluated the compensation to be paid to River Road by the Advisor. The Board also considered comparisons of the fees that will be paid to River Road with the fees River Road charges to its other clients, noting that the fee rate that the Advisor had negotiated with River Road appeared to compare favorably with the fee rates that River Road has implemented with other similar clients that utilize River Road’s small/mid cap investment strategy.

The Board also considered whether River Road’s fee schedule included breakpoints that would reduce River Road’s fees as the assets of the Small Cap Value Fund allocated to River Road increased. The Board noted that while River Road’s proposed subadvisory fee schedule did include breakpoints, such breakpoints were not a primary factor in the Board’s analysis, because the fees to be paid to River Road would be paid by the Advisor, rather than directly by the Small Cap Value Fund. The Board recalled the data presented by MGI, as required by the Exemptive Order, that illustrated that the hiring of River Road would have a slightly positive impact on the Advisor’s profitability in managing the Small Cap Value Fund. The Board was not provided with, and did not review, information regarding the estimated profits that may be realized by River Road in managing the Small Cap Value Fund’s assets. Since the fees to be paid to River Road were the result of arm’s-length bargaining between unaffiliated parties, and given the Advisor’s economic incentive to negotiate a reasonable fee, River Road’s potential profitability was not considered relevant to the Independent Trustees’ deliberations. After evaluating the proposed fees, the Board concluded that the fees that would be paid to River Road by MGI for managing an allocated portion of the Small Cap Value Fund appeared to be within a reasonable range in light of the nature, quality, and extent of the services to be provided.

The Board reviewed a copy of the Proposed River Road Subadvisory Agreement. The Board considered that the Proposed River Road Subadvisory Agreement provided for the same range of services as the Initial River Road Subadvisory Agreement and the Interim Agreement, and as provided for in the Subadvisory Agreements that had been implemented with each of AQR, NWQ, and Systematic.

The Board also considered whether there were any ancillary benefits that may accrue to River Road as a result of River Road’s relationship with the Small Cap Value Fund. The Board noted that River Road may direct the Small Cap Value Fund’s brokerage transactions to certain brokers to obtain research and other services. However, the Board noted that River Road was required to select brokers who met the Small Cap Value Fund’s requirements for seeking best execution, and that MGI will closely monitor and evaluate River Road’s trade execution with respect to Fund brokerage transactions on a quarterly basis and provide reports to the Board on these matters (as MGI did for all of the Trust’s Subadvisors). The Board concluded that the potential benefits that were expected to accrue to River Road by virtue of its relationship with the Small Cap Value Fund were reasonable.

In considering the materials and information described above, the Independent Trustees received assistance from, and met separately with, their independent legal counsel, and were provided with and discussed a description of

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Notes to the Financial Statements (Continued)
September 30, 2010 (Unaudited)

their statutory responsibilities and the legal standards that are applicable to the approval of investment advisory and subadvisory agreements.

After full consideration of the factors discussed above, with no single factor identified as being determinative, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, concluded that the initial approval of the Proposed River Road Subadvisory Agreement was in the best interests of the Small Cap Value Fund and its shareholders, and approved the Proposed River Road Subadvisory Agreement.

April 19, 2010 Board Meeting

MGI Non-US Core Equity Fund — Approval of a New Subadvisory Agreement

At the meeting of the Board of Trustees (the “Board” or the “Trustees”) of MGI FundsTM (the “Trust”) held on April 19, 2010 (the “April Meeting”), the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust or Mercer Global Investments, Inc., the Trust’s investment advisor (the “Advisor” or “MGI”) (together, the “Independent Trustees”), considered and approved the proposed subadvisory agreement (the “Proposed Invesco Subadvisory Agreement”) between the Advisor and Invesco Advisers, Inc. (“Invesco”) with respect to the MGI Non-US Core Equity Fund (the “Non-US Fund”). In considering the approval of the Proposed Invesco Subadvisory Agreement, the Board was able to draw on its knowledge of the Trust, the Non-US Fund, and the Trust’s other series, as well as the Advisor, Morgan Stanley Investment Management Inc. (“MSIM”), and Invesco.

At the April Meeting, the Trustees discussed with the Advisor the then-anticipated acquisition (the “Invesco Transaction”) of substantially all of Morgan Stanley’s retail asset management business, including the international growth portfolio management team (the “International Growth Team”) of MSIM, which had served as a Subadvisor to the Non-US Fund pursuant to the Subadvisory Agreement, dated March 13, 2009 (the “Prior MSIM Subadvisory Agreement”). The Trustees initially had approved the Prior MSIM Subadvisory Agreement at the Board’s December 11, 2008 meeting (the “December Meeting”). The April Meeting had been called because the Invesco Transaction, which was expected to close on or before June 1, 2010, would result in the assignment and automatic termination of the Prior MSIM Subadvisory Agreement pursuant to the provisions of the 1940 Act. Therefore, the Advisor had requested the Board’s approval of the appointment of Invesco to serve as a Subadvisor to the Non-US Fund, succeeding MSIM, once the International Growth Team became employees of Invesco through the Invesco Transaction.

The Advisor emphasized to the Board, at the April Meeting, that MGI’s recommendation of Invesco was premised on MGI’s expectation that the International Growth Team would be fully and successfully integrated into Invesco without any changes to the Team’s investment process, members, physical location, or compensation (in 2010). Furthermore, the Advisor’s recommendation of Invesco to the Board was based upon, among other factors: (i) the Advisor’s continued high degree of conviction in the members of the International Growth Team, who will join Invesco as a consequence of the Invesco Transaction; (ii) the Advisor’s positive experiences with the International Growth Team since March 16, 2009 (the “Inception Date”), the date on which the International Growth Team began managing its allocated portion of the Non-US Fund’s portfolio, including the International Growth Team’s positive performance managing its allocated portion of the Non-US Fund’s investment portfolio since the Inception Date; and (iii) the assurances provided by Invesco to MGI that there would be no material changes in the International Growth Team’s investment operations and strategy.

At the April Meeting, the Board, including a majority of the Independent Trustees, considered and approved the Proposed Invesco Subadvisory Agreement. In determining whether to approve the Proposed Invesco Subadvisory Agreement, the Board considered the information received in advance of the April Meeting, prepared by the Advisor, MSIM and the International Growth Team, Invesco, and counsel, which included: (i) a copy of the form of the Proposed Invesco Subadvisory Agreement; (ii) information regarding the process by which the Advisor

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2010 (Unaudited)

initially had reviewed, selected, and recommended MSIM for the Board’s approval, and MGI’s rationale for recommending that Invesco be appointed as the Non-US Fund’s Subadvisor following the closing of the Invesco Transaction, thereby succeeding MSIM; (iii) information regarding the nature, quality, and extent of the services that Invesco and the International Growth Team proposed to provide to the Non-US Fund; (iv) information regarding the reputation, prior investment experience, investment management business, portfolio management personnel, and operations of Invesco, and comparable information for the members of the International Growth Team; (v) information regarding Invesco’s brokerage and trading policies and practices; (vi) information regarding the level of subadvisory fees that will be charged by Invesco for its services to the Non-US Fund, and a comparison of those fees to the fees charged by the International Growth Team to similarly-managed, proprietary MSIM mutual funds; (vii) information regarding Invesco’s compliance program; (viii) information regarding the International Growth Team’s historical performance returns managing its allocated portion of the Non-US Fund’s investment portfolio, along with the historical returns in managing investment mandates similar to the Non-US Fund’s investment mandate, and such performance compared to a relevant index; and (ix) information regarding Invesco’s financial condition. Additionally, the Independent Trustees reviewed materials supplied by counsel that were prepared for use by the Board in fulfilling its duties under the 1940 Act. The Board also considered the substance of its discussions with representatives of the Advisor and Invesco at the April Meeting, and discussions with representatives of the Advisor at the December Meeting.

In examining the nature, quality, and extent of the services to be provided to the Non-US Fund by the International Growth Team following its joining Invesco, the Board considered: the specific investment management process to be employed by the International Growth Team in managing the assets of the Non-US Fund allocated to Invesco; the qualifications of the members of the International Growth Team with regard to implementing investment mandates similar to the Non-US Fund’s investment mandate; the International Growth Team’s overall favorable performance record as compared to a relevant benchmark; Invesco’s infrastructure and whether it appeared to adequately support the International Growth Team’s investment strategy; and the Advisor’s review and selection process and the Advisor’s favorable assessment as to the nature, quality, and extent of the subadvisory services expected to be provided by Invesco. Based on the Board’s consideration and review of the foregoing information, the Board concluded that the nature, quality, and extent of the subadvisory services anticipated to be provided by Invesco through the International Growth Team, following the Invesco Transaction, as well as the International Growth Team’s ability to render such services based on Invesco’s and the Team’s experience, operations, and resources, were appropriate for the Non-US Fund and would benefit the Non-US Fund’s shareholders. The Board concluded that these considerations supported a decision to approve the Proposed Invesco Subadvisory Agreement.

Because Invesco previously had not managed an allocated portion of the Non-US Fund’s investment portfolio, the Independent Trustees could not consider Invesco’s investment performance in managing the Non-US Fund as a factor in evaluating the Proposed Invesco Subadvisory Agreement. However, the Independent Trustees reviewed the International Growth Team’s historical investment performance record, utilizing its international growth equity investment strategy, in managing its allocated portion of the Non-US Fund (since the Inception Date) and other accounts, and advising other registered investment companies that were comparable to the Non-US Fund. The Independent Trustees also compared the International Growth Team’s historical investment performance to a relevant benchmark over the same time frames, and concluded that the International Growth Team’s historical performance record, viewed together with the other factors considered by the Independent Trustees, supported a decision to approve the Proposed Invesco Subadvisory Agreement.

The Board reviewed a copy of the Proposed Invesco Subadvisory Agreement. The Board considered that the Proposed Invesco Subadvisory Agreement provided for an identical range of services as were provided under the Prior MSIM Subadvisory Agreement, as well as under the Subadvisory Agreements that were in place with the Non-US Fund’s other subadvisors, Grantham, Mayo, Van Otterloo & Co LLC (“GMO”), AllianceBernstein L.P. (“AllianceBernstein”), Massachusetts Financial Services Company (“MFS”), and Lazard Asset Management LLC (“Lazard”). The Independent Trustees recalled MGI’s initial recommendation, at the December Meeting, for the approval of the addition of MSIM and the International Growth Team as a Subadvisor to the Non-US Fund, as

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Notes to the Financial Statements (Continued)
September 30, 2010 (Unaudited)

well as MGI’s recommendation, at the April Meeting, that the addition of Invesco and the International Growth Team would complement the Non-US Fund’s other Subadvisors, and would add value by enhancing the benefits of the Trust’s multi-manager approach. In this regard, the Independent Trustees had considered the performance of the Non-US Fund’s other subadvisors, and the Advisor’s explanation of why MGI anticipated that the continuation of the International Growth Team (following the Invesco Transaction) would improve the consistency of excess returns for the Non-US Fund and improve the ability to manage the Non-US Fund’s risk. The Independent Trustees concluded that these considerations remained relevant. The Independent Trustees also discussed that the addition of Invesco, through the International Growth Team, and the accompanying proposed preliminary reallocation of the Non-US Fund’s assets between AllianceBernstein and Invesco and the International Growth Team, should serve to increase portfolio diversification, help to reduce volatility, and improve the risk profile for the Non-US Fund, while increasing the potential for positive returns, thereby benefiting shareholders of the Non-US Fund. The Independent Trustees also considered that the Advisor could accomplish efficiently and economically the transition to reallocate the Non-US Fund’s assets from AllianceBernstein to the International Growth Team.

In considering the materials and information described above, the Independent Trustees received assistance from, and met separately with, their independent legal counsel, and were provided with and discussed a description of their statutory responsibilities and the legal standards that are applicable to the approval of investment advisory and subadvisory agreements.

After full consideration of the factors discussed above, with no single factor identified as being determinative, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, concluded that the initial approval of the Proposed Invesco Subadvisory Agreement was in the best interests of the Non-US Fund and its shareholders, and approved the Proposed Invesco Subadvisory Agreement.

June 8-9, 2010 Board Meeting

MGI US Large Cap Growth Equity Fund
MGI US Large Cap Value Equity Fund
MGI US Small/Mid Cap Growth Equity Fund
MGI US Small/Mid Cap Value Equity Fund
MGI Non-US Core Equity Fund
MGI Core Opportunistic Fixed Income Fund
MGI US Short Maturity Fixed Income Fund

Renewal of the Investment Management Agreement for the Funds

At the meeting of the Board of Trustees (the “Board” or the “Trustees”) of MGI FundsTM (the “Trust”) held on June 8-9, 2010 (the “June Meeting”), the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), of the Trust or Mercer Global Investments Inc., the Trust’s investment advisor (the “Advisor” or “MGI”) (together, the “Independent Trustees”), considered and approved the renewal of the investment management agreement between the Advisor and the Trust (the “Investment Management Agreement”) with respect to each of the following series of the Trust (each a “Fund,” and together, the “Funds”): (i) MGI US Large Cap Growth Equity Fund (“Large Cap Growth Fund”), MGI US Large Cap Value Equity Fund (“Large Cap Value Fund”), MGI US Small/Mid Cap Growth Equity Fund (“Small Cap Growth Fund”), MGI US Small/Mid Cap Value Equity Fund (“Small Cap Value Fund”), MGI Non-US Core Equity Fund (“Non-US Fund”), MGI Core Opportunistic Fixed Income Fund (“Core Opportunistic Fund”), and MGI US Short Maturity Fixed Income Fund (“Short Term Fund”).

In considering the renewal of the Investment Management Agreement, the Independent Trustees reviewed the information and materials from the Advisor and from counsel that were prepared for the June Meeting, including: (i) the Investment Management Agreement, with respect to the Advisor’s management of the assets of each Fund; (ii) information describing the nature, extent, and quality of the services that the Advisor provided to

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Notes to the Financial Statements (Continued)
September 30, 2010 (Unaudited)

the Funds, the fees that the Advisor charged to the Funds for these services, and a comparison of those fees to the fees paid by a peer group of other investment companies having investment objectives similar to the investment objectives of the Funds, and that were identified as competitors, as contained in a report requested by the Board and prepared by Lipper Inc. (the “Lipper Report”), an independent, nationally recognized provider of investment company data, containing, among other things, information on the investment performance (over the one-, two-, three- and four-year periods and since inception time frames) and the fees and expenses of each Fund, as compared to a comparable group of funds (each a “peer group”); (iii) information regarding the Advisor’s business and operations, financial position, portfolio management team, and compliance program; (iv) information describing each Fund’s operating expenses compared to the Fund’s peer group of other registered investment companies with investment objectives similar to the investment objectives of the Funds, and that were identified in the Lipper Report; (v) information describing each Fund’s performance compared to the Fund’s peer group of other investment companies with investment objectives similar to the investment objective of the Fund, as identified in the Lipper Report; (vi) information regarding the Advisor’s profitability in managing each Fund and the Fee Waiver/Expense Limitation Agreement, pursuant to which the Advisor has agreed to subsidize the Funds’ expenses at specific levels, through March 31, 2011, and the losses that the Advisor had sustained to date in managing the Funds; and (vii) information regarding the benefits that the Advisor received (or may receive in the future) as a result of its relationship with the Funds. The Independent Trustees also considered presentations made by, and discussions held with, representatives of the Advisor, both at the June Meeting and throughout the course of the year at regularly scheduled Board meetings.

In their consideration of the renewal of the Investment Management Agreement, the Independent Trustees considered the following factors:

(a) The nature, extent, and quality of the services that were provided by the Advisor. The Independent Trustees reviewed the services that the Advisor had provided to the Funds. In connection with the investment advisory services that were provided to the Funds, the Independent Trustees considered the qualifications, experience, and capabilities of the Advisor’s portfolio management team and other investment personnel, and the extent of care and conscientiousness with which the Advisor’s personnel performed their duties.

In this regard, the Independent Trustees considered that while the Advisor focused primarily on the selection, evaluation, and oversight of the Funds’ subadvisors, consistent with the Trust’s multi-manager structure, the Advisor also had extensive other responsibilities as the Funds’ investment advisor, including: the provision of investment advice; the selection of the subadvisor(s) for each Fund; the allocation of each Fund’s assets among multiple subadvisors (including overseeing the process of transitioning assets among subadvisors); the fee negotiation process, whereby the Advisor sought to achieve an appropriate and competitive level of fees and fee structure, and the Advisor’s ongoing monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure; the monitoring of each subadvisor’s investment performance and processes; the oversight of each subadvisor’s compliance with the applicable Fund’s investment objective, policies, and limitations; the review of portfolio security brokerage and trading practices; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they related to the Funds.

The Independent Trustees discussed the Advisor’s ability and willingness to identify instances where there was a need to add a new subadvisor, to replace a current subadvisor, to reallocate Fund assets among current subadvisors, or to implement a combination of these measures, as well as the Advisor’s ability to promptly, efficiently, and economically effect such changes. The Independent Trustees reviewed the proprietary tools utilized by the Advisor to review, select, evaluate, and monitor subadvisors for the Funds, as well as the Advisor’s experience, resources, and strengths in managing the MGI Collective Trust, another pooled investment vehicle.

The Independent Trustees discussed the Trust’s multi-manager structure, and the services required by the Trust as a consequence of that structure, as measured against an investment company without multiple subadvisors. The Independent Trustees also evaluated the nature, extent, and quality of the non-investment advisory and administrative services that were provided to the Funds by the Advisor, such as the supervision of the Funds’

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Notes to the Financial Statements (Continued)
September 30, 2010 (Unaudited)

third-party service providers. The Independent Trustees considered the scope and substance of the Advisor’s regulatory and compliance policies, procedures, and systems. The Independent Trustees evaluated the Advisor’s capabilities in providing the administrative and compliance services needed to support management of the Funds, and the information that regularly had been provided by the Chief Compliance Officer to the Trustees at prior Board meetings. The Independent Trustees also considered the Advisor’s willingness both to add personnel and to replace existing personnel, as the Funds have grown, in order to ensure that appropriate staffing levels were maintained, and to enhance the distribution of the Funds. Based on their consideration and review of the foregoing information, the Independent Trustees determined that the Funds benefited from the nature, extent, and quality of these services, as well as the Advisor’s ability to continue to provide these services based on the Advisor’s experience, operations, and resources.

(b) The costs of the services provided and the profits realized by the Advisor and its affiliates from the Advisor’s relationship with the Funds. The Independent Trustees compared each Fund’s contractual management fee and expense ratio to other investment companies considered to be in the Fund’s respective peer group (as identified in the Lipper Report), and noted the Funds’ rankings. The Independent Trustees observed that the Advisor, prior to the creation of the Trust in 2005, previously had not managed other registered investment companies, and therefore, the Advisor could not provide information regarding the Advisor’s fees for such activities.

The Independent Trustees discussed the costs of organizing and operating the Funds, and the significant economic impact that these activities had exerted on the profitability of the Advisor in the past, as well as the effect it would have on the Advisor in connection with its continuing to serve as the investment advisor to each Fund. The Independent Trustees also discussed the Advisor’s ongoing costs in operating the Funds and the costs of compensating the subadvisors. The Independent Trustees noted the Advisor’s continuing commitment to limit each Fund’s expenses through the Fee Waiver/Expense Limitation Agreement with the Trust. In addition, the Independent Trustees discussed the entrepreneurial risk undertaken by the Advisor in creating and operating the Trust and the Funds. The Independent Trustees recalled their discussions, both at the June Meeting and at prior Board meetings, regarding the Advisor’s subsidizing the Funds in their initial stages, and the significant losses that the Advisor had sustained, as well as the reiteration of the resolution of both the Advisor and its affiliate, Mercer Investment Consulting, Inc., to continue to waive the Advisor’s fees and to reimburse Fund expenses, until such time as the Funds reach profitable asset levels. After comparing each Fund’s fees with the fees of other funds in the Fund’s respective peer group, and in light of the nature, extent, and quality of services that were provided by the Advisor and the costs that were incurred by the Advisor in rendering those services, the Independent Trustees concluded that the level of fees that were paid to the Advisor with respect to each Fund was fair and reasonable.

The Independent Trustees also considered the other relationships that the Advisor and its affiliates have with the Trust, and any ancillary benefits realized by the Advisor and its affiliates from the Advisor’s relationship with each Fund. The Independent Trustees recognized that because of the Trust’s multi-manager structure, the Advisor did not place portfolio transactions on behalf of the Funds, and, thus, the Advisor did not receive proprietary research from broker-dealers that executed the Funds’ portfolio transactions. In addition, the Independent Trustees noted that the Advisor, as a policy, did not receive any services paid for by Fund soft dollar commissions. As such, the Independent Trustees took note of the fact that the Advisor did not derive any benefits from any Fund portfolio transactions, which benefits were enjoyed by certain subadvisors, and in the case of other registered investment companies, by their investment managers.

The Independent Trustees noted that the Advisor, by managing the Funds, may benefit (along with its affiliates) to the extent that potential investors view the Advisor and its affiliates as providing a diverse array of investment products, and managing different asset classes, which were available through multiple investment vehicles. The Independent Trustees also noted that the Advisor served as the Trust’s internal administrator, and the Advisor will be entitled to receive compensation from the Class S, Class Y-l, and Class Y-2 shares of the Funds for acting in that capacity (although no compensation had been paid to date). The Independent Trustees also considered that, in return for this compensation, the Advisor was responsible for, among other things, attending to shareholder correspondence, assisting with the purchase and redemption of shares, and preparing and distributing

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Notes to the Financial Statements (Continued)
September 30, 2010 (Unaudited)

documents for shareholder use. As such, the Independent Trustees concluded that the benefits that accrued to the Advisor and its affiliates by virtue of their relationships to the Funds were reasonable and fair in comparison with the costs of providing the relevant services.

(c) The extent to which economies of scale were realized as each Fund grew, and whether fee levels reflected these economies of scale for the benefit of Fund shareholders. The Independent Trustees next discussed potential economies of scale. Given that the Funds (other than the Non-US Fund) had been in existence and operating for five years, and in light of the market dislocations of the prior eighteen months, the Independent Trustees noted that the Funds could be considered to still be in a growth phase, and the Independent Trustees recognized the uncertainty in launching a new investment product and estimating future asset levels. The Independent Trustees discussed that the advisory fee schedule for each Fund, other than for the Small Cap Growth Fund and the Small Cap Value Fund, included a breakpoint at $750 million, which would reduce the investment advisory fee for a Fund and allow the shareholders of the Fund to participate in economies of scale available when the Fund surpassed the threshold level.

(d) The investment performance of the Funds and the Advisor. The Independent Trustees considered the overall investment performance of the Funds, and evaluated Fund performance in the context of the Trust’s multi-manager structure, and the unique considerations that this structure required. The Independent Trustees considered whether the Funds operated within their investment objectives and styles, and considered each Fund’s record of compliance with its investment restrictions. The Independent Trustees also considered that the Advisor continued to be proactive in seeking to replace and/or add Subadvisors, to reallocate assets among Subadvisors, and to implement new investment Subadvisor strategies, with a view to improving Fund performance over the long term.

While consideration was given to the Advisor’s performance reports and discussions at prior Board meetings, particular attention was given to the Lipper Reports prepared specifically for the June Meeting. In reviewing the performance of the Funds, the Independent Trustees considered that the performance of the Large Cap Growth Fund, the Small Cap Growth Fund, the Non-US Fund, and the Core Opportunistic Fund fell within the second, third, or fourth quintiles of their respective performance universes for performance since inception, and had generally exhibited upward improvement since 2009. In particular, the Large Cap Growth Fund and the Non-US Fund had achieved improved performance. The Board also recalled the Advisor’s remarks at the June Meeting that the Advisor sought to have each of the Large Cap Growth Fund and the Small Cap Growth Fund perform in the second quintile of its respective peer funds.

In the case of the Large Cap Value Fund, the Independent Trustees noted that the Fund’s performance for each time period placed it in the fourth quintile of its peer group, which represented an improvement from its prior fifth quintile performance. The Independent Trustees recalled the Advisor’s explanation that Pzena Investment Management (“Pzena”), a prior Subadvisor that had been terminated in December of 2008 because of MGI’s loss of confidence in Pzena, continued to exert a negative impact on the Fund’s performance. Additionally, the Board recalled that the Advisor had added Robeco Investment Management, Inc. as a third Subadvisor in April of 2009, which was intended to improve the Fund’s performance.

In the case of the Small Cap Growth Fund, the Independent Trustees noted that the Advisor had indicated that it was comfortable with the Fund’s mid-range (third quintile) performance. The Board recalled that Goldman Sachs Asset Management, L.P., which had been added as a Subadvisor in 2008, had continued to report superior performance.

In the case of the Small Cap Value Fund, the Independent Trustees recalled that the Fund’s performance was trending upward.

In the case of the Non-US Fund, the Board recalled that MGI had hired Massachusetts Financial Services Company as a Subadvisor. In addition, MGI had informed the Board of its close, ongoing monitoring of two of the Fund’s other Subadvisors, AllianceBernstein and Grantham, Mayo, Van Otterloo & Co LLC.

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2010 (Unaudited)

In the case of the Core Opportunistic Fund, the Board recalled the Advisor’s presenting its belief that the Fund’s performance had slightly improved, and MGI confirming its close, ongoing monitoring of Western Asset Management Company and BlackRock Financial Management, Inc.

Finally, in the case of the Short Term Fund, the Independent Trustees noted that the Advisor had continued to closely monitor Aberdeen Asset Management Inc. (“Aberdeen”) during the prior year, and had terminated the former Subadvisor when MGI lost confidence in Aberdeen and its investment strategy. The Advisor had recommended replacing Aberdeen with JP Morgan Investment Management, which had reported immediately improved performance.

On this basis, the Independent Trustees concluded that MGI’s performance in managing each Fund indicated that the Advisor’s continued management will benefit the Fund and its shareholders.

Conclusion. No single factor was determinative to the decisions of the Independent Trustees. Based on these factors, and such other matters as were deemed relevant, the Independent Trustees concluded that the management fee rates of the Funds continued to be reasonable in relation to the services provided by the Advisor to the Funds, as well as the costs that were incurred and benefits that were gained by the Advisor in providing such services. The Independent Trustees also found the Advisor’s investment management fees to be reasonable in comparison to the fees charged by the investment advisors to the investment companies included in the Funds’ peer groups in the Lipper Report. As a result, the Independent Trustees unanimously approved the Investment Management Agreement and recommended the Agreement’s approval to the Board as being in the best interests of the Funds and their shareholders.

MGI US Large Cap Growth Equity Fund
MGI US Large Cap Value Equity Fund
MGI US Small/Mid Cap Growth Equity Fund
MGI US Small/Mid Cap Value Equity Fund
MGI Non-US Core Equity Fund
MGI Core Opportunistic Fixed Income Fund
MGI US Short Maturity Fixed Income Fund

Renewal of the Subadvisory Agreements for the Funds

At the June Meeting, the Board, including the Independent Trustees, considered and approved the continuation of the subadvisory agreements (together, the “Subadvisory Agreements”) entered into by the Advisor and the following subadvisors for the Funds: Winslow Capital Management, Inc. and Sands Capital Management, LLC (in the case of the Large Cap Growth Fund); Eaton Vance Management, LLC, Numeric Investors LLC, and Robeco Investment Management, Inc. (in the case of the Large Cap Value Fund); Westfield Capital Management Company, LLC, Tygh Capital Management, Inc., and Goldman Sachs Asset Management, L.P. (in the case of the Small Cap Growth Fund); AQR Capital Management, LLC, NWQ Investment Management Company, LLC and Systematic Financial Management, L.P. (in the case of the Small Cap Value Fund); AllianceBernstein L.P., Lazard Asset Management LLC, and Grantham, Mayo, Van Otterloo & Co., LLC (in the case of the Non-US Fund); and BlackRock Financial Management, Inc., Western Asset Management Company, Mackay Shields LLC, and Pacific Investment Management Company LLC (in the case of Core Opportunistic Fund); (each a “Subadvisor,” and together, the “Subadvisors”). Because the Subadvisory Agreement between the Advisor and JP Morgan Investment Management Inc., relating to the MGI Core Opportunistic Fixed Income Fund, was approved by the Board, including the Independent Trustees, at the March 11-12, 2010 meeting (the “March Meeting”), the Subadvisory Agreement was not presented for renewal at the June Meeting.

In considering the renewal of the Subadvisory Agreements, the Independent Trustees considered the information and materials from the Advisor and counsel that included, as to each Subadvisor and each Fund: (i) the Subadvisory Agreement between the Advisor and the Subadvisor; (ii) information regarding the review and due diligence process by which the Advisor selected, monitored, and evaluated the Subadvisor, and recommended the

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2010 (Unaudited)

Subadvisor for Board approval; (iii) information describing the nature, extent, and quality of the services that the Subadvisor provided to the respective Fund, and the fees that the Subadvisor charged the Advisor for these services; (iv) information regarding the Subadvisor’s business and operations, financial condition, portfolio management team, and compliance program; (v) the Subadvisor’s brokerage and trading policies and practices; (vi) the Subadvisor’s performance in managing its allocated portion of the Fund’s investment portfolio; and (vii) the Subadvisor’s historical performance returns managing a similar investment mandate, and such performance compared to a relevant index. In addition, the Independent Trustees considered presentations made by, and discussions held with, representatives of the Advisor and representatives of the Subadvisors at prior Board meetings. The Independent Trustees also evaluated answers and responses to applicable information requests contained in a letter from counsel dated May 24, 2010 (the “15(c) Information Request Letter”), which identified the information that the Independent Trustees requested the Advisor compile and provide to the Board prior to the June Meeting, in order to assist the Independent Trustees in making informed determinations regarding the Funds’ contract renewals. Additionally, the Independent Trustees received assistance and advice regarding legal and industry standards and reviewed materials supplied by counsel.

In particular, and as to each Fund and to each Subadvisor, the Independent Trustees considered the following factors:

(a) The nature, extent, and quality of the advisory services that were provided by the Subadvisors. The Independent Trustees reviewed the nature, extent, and quality of the advisory services that each Subadvisor had provided to the applicable Fund. The Independent Trustees considered the Advisor’s active role as a manager of managers, which included, among other items, monitoring and evaluating the performance of the Subadvisors, recommending that Subadvisors that have not performed as expected be replaced (or their original allocated portion of the Fund be reduced), and negotiating fee arrangements that could permit the Funds to realize economies of scale without compromising the quality of services. The Independent Trustees discussed the specific investment management process that was employed by each Subadvisor in managing the assets that were allocated to the Subadvisor (which had been discussed with each Subadvisor previously), the qualifications, experience, and capabilities of the Subadvisor’s management and other personnel responsible for the portfolio management of the applicable Fund; the financial position of the Subadvisor; the quality of the Subadvisor’s regulatory and legal compliance policies and procedures; and the Subadvisor’s brokerage practices. The Independent Trustees considered each Subadvisor’s infrastructure and whether it continued to support the Subadvisor’s investment strategy adequately. The Independent Trustees also discussed the Advisor’s review, selection, and due diligence process with respect to each Subadvisor, and the Advisor’s favorable assessment as to the nature, extent, and quality of the subadvisory services that were provided by the Subadvisor. The Independent Trustees determined that each Fund would continue to benefit from the quality and experience of the portfolio managers of the Fund’s Subadvisors. Based on their consideration and review of the foregoing information, the Independent Trustees concluded that the nature, extent, and quality of the subadvisory services that were provided by each Subadvisor, as well as each Subadvisor’s ability to continue to provide these services based on the Subadvisor’s experience, operations, and resources, were appropriate, and had benefited and will continue to benefit, the applicable Fund and its shareholders.

(b) The costs of the services provided and the profits realized by the Subadvisors and their affiliates from the Subadvisors’ relationships with the Funds. The Independent Trustees considered the review, selection, and due diligence process employed by the Advisor in deciding to recommend each Subadvisor as a subadvisor to the respective Fund. The Independent Trustees took account of the Advisor’s reasons for concluding that the compensation payable to each Subadvisor for its services to the Fund were fair and reasonable, in light of the nature and quality of the services furnished to the Fund, and the Advisor’s recommendation that the Subadvisors be continued, particularly in light of the fact that the Subadvisors’ fees were paid by the Advisor and not by the Funds (or their shareholders), and, thus, payments to the Subadvisors detracted from the Advisor’s profitability. The Independent Trustees reviewed Subadvisor profitability information, to the extent it was provided by the Subadvisors in their responses to the queries in the l5(c) Information Request Letter, but since the fees paid by the Advisor to each Subadvisor were the result of arm’s-length bargaining between unaffiliated parties, and given

MGI Funds

Notes to the Financial Statements (Continued)
September 30, 2010 (Unaudited)

the Advisor’s economic incentive to negotiate reasonable fees with the Subadvisors, the consideration of each Subadvisor’s profitability was not considered necessary. The Independent Trustees took into account the Advisor’s ongoing monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure, as well as the Advisor’s assessment that the subadvisory fee rates charged by each Subadvisor reflected a reasonable fee arrangement. The Independent Trustees noted that the subadvisory fees were paid by the Advisor to each Subadvisor and were not additional fees to be borne by the Fund or its shareholders. The Independent Trustees also considered the information supplied by each Subadvisor, in its response to the queries in the l5(c) Information Request Letter, that presented data regarding fees charged to other clients of the Subadvisor. Based on their discussion, the Independent Trustees concluded that, in light of the quality and extent of the services that were provided, the fees paid to each Subadvisor with respect to the assets that were allocated to the Subadvisor appeared to be within a reasonable range.

(c) Ancillary Benefits. The Independent Trustees considered whether there were any ancillary benefits that may accrue to the Subadvisors as a result of their relationships with the Funds. The Independent Trustees concluded that certain Subadvisors may direct Fund brokerage transactions to certain brokers to obtain research and other services. However, the Independent Trustees noted that the Subadvisors were required to select brokers who met the Funds’ requirements for seeking best execution, and that the Advisor monitored and evaluated the Subadvisors’ trade execution with respect to Fund brokerage transactions on a quarterly basis and provided reports to the Board on these matters. The Independent Trustees concluded that the benefits accruing to the Subadvisors by virtue of their relationships with the Funds were reasonable.

(d) The extent to which economies of scale were realized as each Fund grew, and whether fee levels reflected these economies of scale for the benefit of Fund shareholders. The Independent Trustees next discussed economies of scale. The Independent Trustees considered each Subadvisor’s fee schedule for providing services to the applicable Fund, and noted that each Subadvisory Agreement, with the exception of the Subadvisory Agreement with NWQ for the Small Cap Value Fund, included breakpoints that would reduce the Subadvisor’s fees as assets in the applicable Fund increased, which could allow economies of scale to be shared with Fund shareholders.

(e) The investment performance of the Funds and the Subadvisors. The Independent Trustees considered whether each Subadvisor operated within the applicable Fund’s investment objective and style, and considered each Subadvisor’s record of compliance with the Fund’s relevant investment restrictions. The Independent Trustees also considered the Advisor’s conclusions, and the reasons supporting the Advisor’s conclusions, that the performance record of each Subadvisor supported the approval of its Subadvisory Agreement.

Conclusion. No single factor was determinative to the decisions of the Independent Trustees. Based on these factors, along with the determinations of the Advisor at the conclusion of its review and due diligence process and such other matters as were deemed relevant, the Independent Trustees concluded that the fee rate for each Subadvisor continued to be reasonable in relation to the services that were provided by the Subadvisors to the Funds. As a result, the Independent Trustees unanimously approved the Subadvisory Agreements and recommended to the Board the approval of each Subadvisory Agreement concluded that the approval of the Subadvisory Agreements as being in the best interests of the Funds and their shareholders.

MGI Funds

Understanding Your Fund’s Expenses (Unaudited)

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, redemption fees and certain exchange fees and ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The first line in the table for each Fund shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from April 1, 2010 through September 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = $8.60) and multiply the result by the number in the Operating Expenses Incurred column as shown below for your Class. The second line in the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Large Cap Growth — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expense
	Ratio	Amount	Value	Value	Incurred*
Actual	0.57%	1,000.00	1,010.90	1,005.45	2.87
Hypothetical	0.57%	1,000.00	1,022.21	1,011.11	2.89

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by 183/365

Large Cap Value — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expense
	Ratio	Amount	Value	Value	Incurred*
Actual	0.55%	1,000.00	954.80	977.40	2.70
Hypothetical	0.55%	1,000.00	1,022.31	1,011.16	2.79

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 183/365

MGI Funds

Understanding Your Fund’s Expenses (Unaudited) (Continued)

Small/Mid Cap Growth — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expense
	Ratio	Amount	Value	Value	Incurred*
Actual	0.92%	1,000.00	1,004.10	1,002.05	4.62
Hypothetical	0.92%	1,000.00	1,020.46	1,010.23	4.66

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 183/365

Small/Mid Cap Value — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expense
	Ratio	Amount	Value	Value	Incurred*
Actual	0.92%	1,000.00	1,009.30	1,004.65	4.63
Hypothetical	0.92%	1,000.00	1,020.46	1,010.23	4.66

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 183/365

Non-US Core Equity — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expense
	Ratio	Amount	Value	Value	Incurred*
Actual	0.82%	1,000.00	1,002.10	1,001.05	4.12
Hypothetical	0.82%	1,000.00	1,020.96	1,010.48	4.15

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.82%, multiplied by the average account value over the period, multiplied by 183/365

Core Opportunistic — Class Y-3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expense
	Ratio	Amount	Value	Value	Incurred*
Actual	0.37%	1,000.00	1,066.30	1,033.15	1.92
Hypothetical	0.37%	1,000.00	1,023.21	1,011.61	1.88

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.37%, multiplied by the average account value over the period, multiplied by 183/365

MGI Funds

Understanding Your Fund’s Expenses (Unaudited) (Continued)

Short Maturity — Class Y3

Hypothetical Return on $1,000

					Operating
	Expense	Beginning	Ending	Avg	Expense
	Ratio	Amount	Value	Value	Incurred*
Actual	0.32%	1,000.00	1,021.00	1,010.50	1.62
Hypothetical	0.32%	1,000.00	1,023.46	1,011.73	1.62

*	Actual expenses are equal to the Class’ annualized expense ratio of 0.32%, multiplied by the average account value over the period, multiplied by 183/365

MGI Funds

Trustees and Officers (Unaudited)

The following tables list the Trust’s Trustees and Officers as of the date of this report; their address and age; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in registered investment companies. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trust’s trustees, including changes subsequent to the date of the report. The SAI is available, without charge, upon request, by calling 866-658-9896, or on the SEC website at www.sec.gov.

Independent Trustees

				Number of
		Term of		Portfolios
		Office(1) and		in Fund	Other
	Position(s)	Length of	Principal	Complex*	Directorships
Name, Address	Held with	Time	Occupation(s) During	Overseen	Held by
and Age	Trust	Served	Past 5 Years	by Trustee	Trustee

Harrison M. Bains, Jr. 99 High Street Boston, MA 02110 (66)	Chairman and Trustee	Chairman since 2009; Trustee Since 2005	Mr. Bains is retired.	7	Mr. Bains is a director of BG Medicine, Inc.

Adela M. Cepeda A.C. Advisory, Inc. 150 North Wacker Drive, Suite 2160 Chicago, IL 60606 (52)	Trustee	Since 2005	Ms. Cepeda is Founder and President of A.C. Advisory, Inc. (a financial advisory firm) since 1995.	7	Ms. Cepeda is a director of The UBS Funds, UBS Relationship Funds, Fort Dearborn Income Securities, Inc., SMA Relationship Trust, Consulting Group Capital Markets Funds, and the Amalgamated Bank of Chicago.

Gail A. Schneider 99 High Street Boston, MA 02110 (61)	Trustee	Since 2009	Ms. Schneider is a self-employed consultant since 2007. From 2002 to 2007, Ms. Schneider was retired.	7	None

MGI Funds

Trustees and Officers (Unaudited) (Continued)

Interested Trustee

Number of
		Term of		Portfolios
		Office(1) and		in Fund	Other
	Position(s)	Length of	Principal	Complex*	Directorships
Name, Address	Held with	Time	Occupation(s) During	Overseen	Held by
and Age	Trust	Served	Past 5 Years	by Trustee	Trustee

Richard Nuzum** (41)	Trustee, President, and Chief Executive Officer	Since 2010	Mr. Nuzum is President and Global Business Leader of Mercer’s Investment Management Business since 2009. Mr. Nuzum was Americas Business Leader for Mercer Investment Consulting from 2005-2008.	7	None

(1)	Each Trustee holds office for an indefinite term.

*	The “Fund Complex” consists of the Trust, which has seven portfolios.

**	Mr. Nuzum is considered to be an “interested person” of the Trust as defined in the 1940 Act, due to his relationship with the Advisor.

MGI Funds

Trustees and Officers (Unaudited) (Continued)

Officers

The executive officers of the Trust not named above are:

Term of
Office† and
	Position(s)	Length of
	Held with	Time
Name and Age	the Trust	Served	Principal Occupation(s) During Past 5 Years

Denis Larose (48)	Vice President and Chief Investment Officer	Since 2007	Mr. Larose is Chief Investment Officer, Mercer Global Investments, Inc. since 2007. He is Chief Investment Officer, Mercer Global Investments Canada Limited since 2006. Mr. Larose was Chief Investment Officer of Colleges of Applied Arts & Technology Pension Plan from 2004-2006.

Kenneth Crotty (48)	Vice President	Since 2008	Mr. Crotty is the President and Head of the U.S. investment management business of Mercer Global Investments, Inc. since 2008 and the Global Chief Operating Officer of Mercer Global Investments, Inc. since 2006. He is also Global Chief Operating officer for Mercer Global Investments, Inc.’s combined investment consulting and management businesses since 2008. Mr. Crotty was a consultant for UPromise Investments from 2005 to 2006, and Chief Operating Officer — Institutional Business of Putnam Investments from 2001 to 2005.

Richard S. Joseph (45)	Vice President, Treasurer, and Principal Accounting Officer	Since 2005	Mr. Joseph is Chief Operating Officer, Mercer Global Investments, Inc. since 2005. Mr. Joseph was Chief Operating Officer of Pioneer Investments from March 2004 to June 2004, and Chief Operating Officer of AdvisorCentral LLC from 2001 to 2004.

Scott M. Zoltowski (41)	Vice President, Chief Legal Officer and Secretary	Since 2008	Mr. Zoltowski is a partner of Mercer (US) Inc. and serves as Chief Counsel — Investments, for Mercer Global Investments, Inc. and Mercer Investment Consulting, Inc. Mr. Zoltowski was Senior Counsel and Vice President for State Street Global Advisors (2006-2008) and State Street Bank and Trust Company (2004-2006).

David M. Goldenberg (43)	Vice President and Assistant Secretary	Since 2005	Mr. Goldenberg is General Counsel of Mercer (US) Inc. since 2005. He was Chief Counsel of Mercer Global Investments, Inc. from August 2004 to December 2005; and a Director of Mercer Trust Company from December 2004 to September 2005. From 2005 to 2006, Mr. Goldenberg was Chief Compliance Officer of Mercer Global Investments, Inc.

Christopher Ray (47)	Vice President	Since 2006	Mr. Ray is a Vice President and Portfolio Manager of Mercer Global Investments, Inc. since 2005. From 1986 to 2005, Mr. Ray held several positions with Putnam Investments, including senior vice president, consultant relations manager, and fixed income portfolio manager.

Ian Dillon (42)	Vice President	Since 2008	Mr. Dillon is a Portfolio Manager and Principal of Mercer Global Investments Canada Limited since 2006. From 2004 to 2006, Mr. Dillon was Chief Investment Strategist of Altamira Financial Services, Ltd.

MGI Funds

Trustees and Officers (Unaudited) (Continued)

Officers — continued

Term of
Office† and
	Position(s)	Length of
	Held with	Time
Name and Age	the Trust	Served	Principal Occupation(s) During Past 5 Years

Martin J. Wolin (41)	Vice President and Chief Compliance Officer	Since 2006	Mr. Wolin is the Chief Compliance Officer for Mercer Global Investments, Inc. in North America and Mercer Investment Consulting since 2006. Prior to 2006, Mr. Wolin was Chief Compliance Officer of Pioneer Investments’ U.S. investment management and mutual funds business.

†	Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.

Shares of MGI Funds are distributed by MGI Funds Distributors, Inc.

Item 2. Code of Ethics.
     Not applicable.
Item 3. Audit Committee Financial Expert.
     Not applicable.
Item 4. Principal Accountant Fees and Services.
     Not applicable.
Item 5. Audit Committee of Listed Registrants.
     Not applicable.
Item 6. Schedule of Investments.
     Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable.
Item 8. Portfolio Managers of Closed-End Investment Companies.
     Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.
Item 11. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable.
(a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) MGI FUNDS

By (Signature and Title) By:	/s/ Richard Nuzum Richard Nuzum
President and Chief Executive Officer
(Principal Executive Officer)

Date	December 6, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

By (Signature and Title) By:	/s/ Richard Nuzum Richard Nuzum
President and Chief Executive Officer
(Principal Executive Officer)

Date	December 6, 2010

By (Signature and Title) By:	/s/ Richard S. Joseph Richard S. Joseph
Vice President, Treasurer and Principal Accounting Officer
(Principal Financial Officer)

Date	December 6, 2010